UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: February 28, 2018

ITEM 1. INVESTMENTS

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 94.20%
Consumer Discretionary : 15.09%
Hotels, Restaurants & Leisure : 2.55%
Brinker International Incorporated «	85,000	$2,926,550
Carnival Corporation	117,500	7,861,925
		10,788,475

Household Durables : 2.31%
Whirlpool Corporation	60,200	9,778,286

Media : 5.24%
Omnicom Group Incorporated	130,500	9,948,015
Twenty-First Century Fox Incorporated Class A	331,400	12,202,148
		22,150,163

Textiles, Apparel & Luxury Goods : 4.99%
Gildan Activewear Incorporated	378,700	10,963,365
HanesBrands Incorporated «	522,500	10,136,500
		21,099,865

Consumer Staples : 3.96%
Beverages : 1.31%
Diageo plc ADR	40,900	5,547,676

Personal Products : 0.81%
Unilever NV ADR «	65,400	3,420,420

Tobacco : 1.84%
Philip Morris International	75,000	7,766,250

Energy : 4.63%
Energy Equipment & Services : 1.30%
Schlumberger Limited	83,700	5,494,068

Oil, Gas & Consumable Fuels : 3.33%
Exxon Mobil Corporation	124,100	9,399,334
World Fuel Services Corporation	205,900	4,704,815
		14,104,149

Financials : 25.75%
Banks : 4.91%
JPMorgan Chase & Company	105,700	12,208,350
PNC Financial Services Group Incorporated	54,200	8,545,172
		20,753,522

Capital Markets : 7.89%
Brookfield Asset Management Incorporated Class A	248,600	9,625,792
Intercontinental Exchange Incorporated	161,100	11,773,188
State Street Corporation	112,800	11,973,720
		33,372,700

Consumer Finance : 1.82%
Synchrony Financial	211,400	7,692,846

Diversified Financial Services : 2.41%
Berkshire Hathaway Incorporated Class B †	49,300	10,214,960

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Insurance : 8.72%
Chubb Limited	65,300	$9,267,376
FNF Group	222,700	8,892,411
Markel Corporation †	3,900	4,336,800
RenaissanceRe Holdings Limited	64,700	8,299,716
The Progressive Corporation	106,100	6,109,238
		36,905,541

Health Care : 13.58%
Health Care Equipment & Supplies : 3.58%
Abbott Laboratories	143,900	8,681,487
Becton Dickinson & Company	29,100	6,460,782
		15,142,269

Health Care Providers & Services : 5.38%
Cardinal Health Incorporated	103,700	7,177,077
Laboratory Corporation of America Holdings †	55,100	9,515,770
UnitedHealth Group Incorporated	26,900	6,083,704
		22,776,551

Pharmaceuticals : 4.62%
Allergan plc	71,300	10,995,886
Johnson & Johnson	65,700	8,533,116
		19,529,002

Industrials : 12.37%
Air Freight & Logistics : 1.65%
United Parcel Service Incorporated Class B	66,800	6,974,588

Building Products : 2.24%
Johnson Controls International plc	257,500	9,494,025

Electrical Equipment : 3.28%
AMETEK Incorporated	86,700	6,566,658
Eaton Corporation plc	90,623	7,313,276
		13,879,934

Machinery : 2.41%
Snap-on Incorporated	64,000	10,190,080
Trading Companies & Distributors : 2.79%
AerCap Holdings NV †	238,000	11,807,180

Information Technology : 8.95%
Electronic Equipment, Instruments & Components : 3.51%
Arrow Electronics Incorporated †	118,900	9,699,862
TE Connectivity Limited	50,100	5,164,809
		14,864,671

IT Services : 4.35%
Accenture plc Class A	39,400	6,343,794
Alliance Data Systems Corporation	24,300	5,855,328
Amdocs Limited	94,147	6,193,931
		18,393,053

Semiconductors & Semiconductor Equipment : 1.09%
Analog Devices Incorporated	51,002	4,597,830

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Materials : 5.93%
Chemicals : 0.97%
Axalta Coating Systems Limited †			132,300	$4,074,840

Containers & Packaging : 4.96%
Ball Corporation			274,500	10,966,275
Crown Holdings Incorporated †			201,200	10,027,808
				20,994,083

Real Estate : 1.60%
Real Estate Management & Development : 1.60%
CBRE Group Incorporated Class A †			144,900	6,774,075

Telecommunication Services : 2.34%
Diversified Telecommunication Services : 2.34%
Verizon Communications Incorporated			207,800	9,920,373
Total Common Stocks (Cost $305,448,184)				398,501,475

		Yield
Short-Term Investments : 9.03%
Investment Companies : 9.03%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%	13,934,623	13,936,016
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29	24,258,175	24,258,175
Total Short-Term Investments (Cost $38,194,142)				38,194,191

Total investments in securities (Cost $343,642,326)	103.23%			436,695,666
Other assets and liabilities, net	(3.23)			(13,669,077)

Total net assets	100.00%			$423,026,589

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	24,100,596	130,076,012	140,241,985	13,934,623	$13,936,016
Wells Fargo Government Money Market Fund Select Class	12,499,686	133,236,823	121,478,334	24,258,175	24,258,175

					$38,194,191	9.03%

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$63,816,789	$0	$0	$63,816,789
Consumer staples	16,734,346	0	0	16,734,346
Energy	19,598,217	0	0	19,598,217
Financials	108,939,569	0	0	108,939,569
Health care	57,447,822	0	0	57,447,822
Industrials	52,345,807	0	0	52,345,807
Information technology	37,855,554	0	0	37,855,554
Materials	25,068,923	0	0	25,068,923
Real estate	6,774,075	0	0	6,774,075
Telecommunication services	9,920,373	0	0	9,920,373
Short-term investments
Investment companies	24,258,175	0	0	24,258,175
Investments measured at net asset value*				13,936,016

	$422,759,650	$0	$0	$436,695,666

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $13,936,016 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.09%
Consumer Discretionary : 14.78%
Auto Components : 0.80%
Aptiv plc	825	$75,347
Lear Corporation	3,553	662,883
		738,230

Automobiles : 0.54%
General Motors Company	12,564	494,393

Hotels, Restaurants & Leisure : 1.02%
Marriott International Incorporated Class A	1,660	234,409
Norwegian Cruise Line Holdings Limited †	5,991	340,888
Royal Caribbean Cruises Limited	2,855	361,443
		936,740

Household Durables : 0.54%
Mohawk Industries Incorporated †	2,050	491,754
Internet & Direct Marketing Retail : 5.92%
Amazon.com Incorporated †	3,080	4,658,346
Netflix Incorporated †	2,650	772,157
		5,430,503

Media : 0.83%
Comcast Corporation Class A	13,662	494,701
Live Nation Incorporated †	5,990	268,352
		763,053

Multiline Retail : 1.79%
Dollar Tree Incorporated †	9,810	1,006,898
Target Corporation	8,404	633,746
		1,640,644

Specialty Retail : 3.34%
Burlington Stores Incorporated †	2,330	285,751
Lowe’s Companies Incorporated	6,255	560,385
O’Reilly Automotive Incorporated †	825	201,457
The Home Depot Incorporated	8,691	1,584,109
The TJX Companies Incorporated	5,267	435,476
		3,067,178

Consumer Staples : 3.83%
Beverages : 0.77%
Constellation Brands Incorporated Class A	3,275	705,697

Food & Staples Retailing : 1.66%
Costco Wholesale Corporation	2,820	538,338
Sysco Corporation	7,854	468,491
Wal-Mart Stores Incorporated	5,721	514,947
		1,521,776

Food Products : 0.52%
Tyson Foods Incorporated Class A	6,410	476,776

Personal Products : 0.88%
The Estee Lauder Companies Incorporated Class A	5,880	814,027

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Energy : 2.34%
Oil, Gas & Consumable Fuels : 2.34%
Chevron Corporation	3,798	$425,072
Concho Resources Incorporated †	4,955	747,214
Exxon Mobil Corporation	4,774	361,583
RSP Permian Incorporated †	1,725	66,085
Valero Energy Corporation	6,080	549,754
		2,149,708

Financials : 8.62%
Banks : 2.05%
Bank of America Corporation	19,303	619,626
Citizens Financial Group Incorporated	12,198	530,491
JPMorgan Chase & Company	6,278	725,109
		1,875,226

Capital Markets : 5.23%
CME Group Incorporated	6,975	1,158,966
MarketAxess Holdings Incorporated	2,115	428,076
Morgan Stanley	15,890	890,158
Raymond James Financial Incorporated	11,210	1,039,279
TD Ameritrade Holding Corporation	3,020	173,650
The Charles Schwab Corporation	19,065	1,010,826
The Goldman Sachs Group Incorporated	385	101,228
		4,802,183

Insurance : 1.34%
Lincoln National Corporation	6,983	531,895
Prudential Financial Incorporated	4,535	482,161
The Progressive Corporation	3,780	217,652
		1,231,708

Health Care : 12.58%
Biotechnology : 2.89%
Amgen Incorporated	2,497	458,874
BioMarin Pharmaceutical Incorporated †	2,805	227,682
Exelixis Incorporated †	6,260	161,508
Gilead Sciences Incorporated	5,528	435,219
Neurocrine Biosciences Incorporated †	2,265	191,234
Sage Therapeutics Incorporated †	835	134,736
Vertex Pharmaceuticals Incorporated †	6,290	1,044,329
		2,653,582

Health Care Equipment & Supplies : 3.67%
Abbott Laboratories	9,314	561,914
Baxter International Incorporated	10,245	694,509
Boston Scientific Corporation †	26,280	716,393
Edwards Lifesciences Corporation †	6,225	832,096
Intuitive Surgical Incorporated †	390	166,316
Stryker Corporation	1,415	229,456
West Pharmaceutical Services Incorporated	1,940	169,207
		3,369,891

Health Care Providers & Services : 2.03%
Aetna Incorporated	3,147	557,208
Centene Corporation †	6,512	660,447
UnitedHealth Group Incorporated	2,839	642,068
		1,859,723

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Health Care Technology : 0.23%
Veeva Systems Incorporated Class A †	3,010	$209,797

Life Sciences Tools & Services : 1.29%
Agilent Technologies Incorporated	12,630	866,291
PRA Health Sciences Incorporated †	3,765	316,260
		1,182,551
Pharmaceuticals : 2.47%
Bristol-Myers Squibb Company	7,405	490,211
Catalent Incorporated †	3,695	154,266
Johnson & Johnson	3,674	477,179
Zoetis Incorporated	14,192	1,147,565
		2,269,221

Industrials : 12.33%
Aerospace & Defense : 2.24%
HEICO Corporation	1,905	163,068
Northrop Grumman Corporation	2,001	700,430
Raytheon Company	1,860	404,569
The Boeing Company	2,180	789,618
		2,057,685

Air Freight & Logistics : 0.98%
FedEx Corporation	3,200	788,512
XPO Logistics Incorporated †	1,090	107,289
		895,801

Airlines : 1.09%
Delta Air Lines Incorporated	8,622	464,726
Southwest Airlines Company	9,338	540,110
		1,004,836

Commercial Services & Supplies : 1.52%
KAR Auction Services Incorporated	9,541	515,977
Waste Connections Incorporated	12,390	876,964
		1,392,941

Construction & Engineering : 0.50%
EMCOR Group Incorporated	5,988	456,944

Electrical Equipment : 0.38%
Rockwell Automation Incorporated	1,955	353,464

Industrial Conglomerates : 0.93%
3M Company	1,640	386,236
Honeywell International Incorporated	2,450	370,220
Roper Industries Incorporated	355	97,657
		854,113

Machinery : 1.84%
Cummins Incorporated	3,062	514,937
Fortive Corporation	7,135	547,968
Nordson Corporation	805	107,926
Stanley Black & Decker Incorporated	3,273	521,029
		1,691,860

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Professional Services : 0.17%
TransUnion †	2,735	$156,086

Road & Rail : 2.08%
Norfolk Southern Corporation	6,535	908,888
Union Pacific Corporation	7,645	995,761
		1,904,649

Trading Companies & Distributors : 0.60%
Applied Industrial Technologies Incorporated	7,815	550,176

Information Technology : 39.92%
Communications Equipment : 0.10%
Arista Networks Incorporated †	350	94,409

Electronic Equipment, Instruments & Components : 1.30%
CDW Corporation of Delaware	7,390	538,953
Jabil Circuit Incorporated	16,715	452,809
TE Connectivity Limited	1,910	196,902
		1,188,664

Internet Software & Services : 10.60%
Alibaba Group Holding Limited ADR †	1,365	254,081
Alphabet Incorporated Class A †	2,614	2,885,647
Alphabet Incorporated Class C †	1,684	1,860,365
CoStar Group Incorporated †	910	311,338
eBay Incorporated †	7,125	305,378
Facebook Incorporated Class A †	18,455	3,290,896
LogMeIn Incorporated	1,770	204,524
MercadoLibre Incorporated	610	236,662
Shopify Incorporated Class A †	2,720	375,931
		9,724,822

IT Services : 7.24%
Euronet Worldwide Incorporated †	2,795	237,212
Global Payments Incorporated	1,870	212,039
MasterCard Incorporated Class A	10,715	1,883,268
PayPal Holdings Incorporated †	18,575	1,475,041
Square Incorporated Class A †	12,385	570,329
Switch Incorporated Class A «	1,703	23,518
Visa Incorporated Class A	17,110	2,103,503
Worldpay Incorporated Class A †	1,760	143,053
		6,647,963

Semiconductors & Semiconductor Equipment : 7.20%
Broadcom Limited	4,081	1,005,803
Intel Corporation	10,904	537,458
Microchip Technology Incorporated «	22,479	1,999,057
NVIDIA Corporation	4,629	1,120,218
ON Semiconductor Corporation †	24,202	578,912
Texas Instruments Incorporated	12,560	1,360,876
		6,602,324

Software : 10.32%
Activision Blizzard Incorporated	7,970	582,846
Adobe Systems Incorporated †	5,001	1,045,859
Electronic Arts Incorporated †	1,395	172,562
Microsoft Corporation	40,073	3,757,645
Proofpoint Incorporated †	2,980	319,367
Salesforce.com Incorporated †	7,989	928,721
ServiceNow Incorporated †	5,545	892,800
Splunk Incorporated †	2,508	233,746

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Software (continued)
Take-Two Interactive Software Incorporated †			1,840	$205,841
The Ultimate Software Group Incorporated †			2,046	487,889
VMware Incorporated Class A «†			6,430	847,153
				9,474,429

Technology Hardware, Storage & Peripherals : 3.16%
Apple Incorporated			8,889	1,583,309
HP Incorporated			24,342	569,359
NetApp Incorporated			12,354	748,035
				2,900,703

Materials : 3.00%
Chemicals : 2.27%
DowDuPont Incorporated			7,895	555,019
Ecolab Incorporated			2,240	292,208
Praxair Incorporated			7,840	1,174,040
The Sherwin-Williams Company			155	62,245
				2,083,512

Containers & Packaging : 0.73%
Avery Dennison Corporation			5,666	669,438

Real Estate : 1.21%
Equity REITs : 1.21%
American Tower Corporation			4,657	648,860
Prologis Incorporated			7,654	464,445
				1,113,305

Utilities : 0.48%
Multi-Utilities : 0.48%
CenterPoint Energy Incorporated			16,227	438,939

Total Common Stocks (Cost $53,151,324)				90,941,424

		Yield
Short-Term Investments : 2.76%
Investment Companies : 2.76%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%	1,963,042	1,963,238
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29	569,283	569,283
Total Short-Term Investments (Cost $2,532,511)				2,532,521

Total investments in securities (Cost $55,683,835)	101.85%			93,473,945
Other assets and liabilities, net	(1.85)			(1,699,004)

Total net assets	100.00%			$91,774,941

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,105,508	20,804,319	19,946,785	1,963,042	$1,963,238
Wells Fargo Government Money Market Fund Select Class	568,057	18,400,202	18,398,976	569,283	569,283

					$2,532,521	2.76%

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,562,495	$0	$0	$13,562,495
Consumer staples	3,518,276	0	0	3,518,276
Energy	2,149,708	0	0	2,149,708
Financials	7,909,117	0	0	7,909,117
Health care	11,544,765	0	0	11,544,765
Industrials	11,318,555	0	0	11,318,555
Information technology	36,633,314	0	0	36,633,314
Materials	2,752,950	0	0	2,752,950
Real estate	1,113,305	0	0	1,113,305
Utilities	438,939	0	0	438,939
Short-term investments
Investment companies	569,283	0	0	569,283
Investments measured at net asset value*				1,963,238

Total assets	$91,510,707	$0	$0	$93,473,945

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,963,238 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.41%
Consumer Discretionary : 13.05%
Auto Components : 1.95%
Cooper-Standard Holdings Incorporated †	89,260	$10,875,438
LCI Industries	47,030	5,140,379
		16,015,817

Diversified Consumer Services : 2.12%
Chegg Incorporated †	466,914	9,296,258
Grand Canyon Education Incorporated †	82,860	8,132,709
		17,428,967

Hotels, Restaurants & Leisure : 3.08%
Golden Entertainment Incorporated †	72,200	2,013,658
Planet Fitness Incorporated Class A †	333,291	12,325,101
Playa Hotels & Resorts NV †	427,900	4,313,232
Wingstop Incorporated «	148,398	6,723,913
		25,375,904

Leisure Products : 0.59%
MCBC Holdings Incorporated †	198,706	4,870,284

Media : 1.06%
Nexstar Broadcasting Group Incorporated	121,800	8,702,610

Multiline Retail : 1.64%
Ollie’s Bargain Outlet Holdings Incorporated †	228,160	13,541,296
Specialty Retail : 2.61%
Camping World Holdings Incorporated Class A	78,044	3,262,239

Five Below Incorporated †	43,897	2,934,514
Lithia Motors Incorporated Class A	133,730	13,893,210
National Vision Holdings Incorporated †	40,766	1,408,873
		21,498,836

Energy : 2.05%
Energy Equipment & Services : 0.59%
Cactus Incorporated †	62,877	1,547,403
FTS International Incorporated †	88,973	1,807,931
Liberty Oilfield Services Class A †	79,252	1,473,295
		4,828,629

Oil, Gas & Consumable Fuels : 1.46%
Matador Resources Company †	148,536	4,286,749
PDC Energy Incorporated †	23,190	1,218,171
RSP Permian Incorporated †	169,958	6,511,091
		12,016,011

Financials : 3.87%
Capital Markets : 1.64%
Stifel Financial Corporation	211,000	13,476,570

Insurance : 1.30%
Kinsale Capital Group Incorporated	218,614	10,712,086

Thrifts & Mortgage Finance : 0.93%
LendingTree Incorporated †	22,132	7,713,002

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Health Care : 21.82%
Biotechnology : 6.37%
Audentes Therapeutics Incorporated †	116,892	$3,938,091
Clovis Oncology Incorporated †	99,800	5,795,386
Exact Sciences Corporation «†	20,900	932,349
Ligand Pharmaceuticals Incorporated «†	117,501	17,847,227
Portola Pharmaceuticals Incorporated †	112,800	4,773,696
Repligen Corporation †	332,580	11,404,168
Sarepta Therapeutics Incorporated «†	92,547	5,809,175
Spark Therapeutics Incorporated «†	33,885	1,934,834
		52,434,926

Health Care Equipment & Supplies : 9.70%
Axogen Incorporated †	276,507	8,074,004
Cantel Medical Corporation	54,100	6,292,371
Glaukos Corporation «†	97,759	3,059,857
Inogen Incorporated †	118,750	14,347,375
Integra LifeSciences Holdings Corporation †	286,440	15,103,981
iRhythm Technologies Incorporated †	159,812	9,932,316
Merit Medical Systems Incorporated †	120,400	5,478,200
Nevro Corporation †	166,655	13,519,054
NxStage Medical Incorporated †	173,570	4,040,710
		79,847,868

Health Care Providers & Services : 3.04%
HealthEquity Incorporated †	264,112	15,207,569
Teladoc Incorporated «†	245,379	9,839,698
		25,047,267

Health Care Technology : 0.68%
Vocera Communications Incorporated †	202,900	5,579,750

Pharmaceuticals : 2.03%
Dova Pharmaceuticals Incorporated «†	176,989	5,355,687
Kala Pharmaceuticals Incorporated «†	186,417	2,619,159
Optinose Incorporated «†	150,227	2,660,520
Supernus Pharmaceuticals Incorporated †	154,700	6,017,830
		16,653,196

Industrials : 20.44%
Aerospace & Defense : 1.64%
Mercury Computer Systems Incorporated †	294,045	13,517,249

Airlines : 0.97%
SkyWest Incorporated	145,930	7,996,964

Building Products : 0.47%
Apogee Enterprises Incorporated	88,460	3,816,164

Commercial Services & Supplies : 1.17%
Advanced Disposal Services Incorporated †	265,322	5,937,906
Healthcare Services Group Incorporated	81,700	3,711,631
		9,649,537

Construction & Engineering : 3.86%
Dycom Industries Incorporated †	94,330	10,304,609
Granite Construction Incorporated	121,550	7,062,055
MasTec Incorporated †	283,000	14,418,850
		31,785,514

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Machinery : 5.91%
John Bean Technologies Corporation	161,790	$17,918,243
Milacron Holdings Corporation †	509,128	10,910,613
Mueller Water Products Incorporated Class A	327,420	3,601,620
REV Group Incorporated	155,983	4,211,541
Rexnord Corporation †	412,210	11,945,846
		48,587,863

Professional Services : 5.17%
On Assignment Incorporated †	342,943	26,300,299
WageWorks Incorporated †	309,964	16,257,612
		42,557,911

Road & Rail : 0.12%
Daseke Incorporated †	98,413	990,035

Trading Companies & Distributors : 1.13%
Beacon Roofing Supply Incorporated †	116,010	6,138,089
BMC Stock Holdings Incorporated †	169,160	3,171,750
		9,309,839

Information Technology : 36.43%
Electronic Equipment, Instruments & Components : 2.21%
Littelfuse Incorporated	59,740	12,396,050
Novanta Incorporated †	104,600	5,841,910
		18,237,960

Internet Software & Services : 12.95%
2U Incorporated †	136,650	11,311,887
Alarm.com Holdings Incorporated «†	146,800	5,304,618
Coupa Software Incorporated †	124,374	5,547,080
Envestnet Incorporated †	300,792	16,573,639
Five9 Incorporated †	448,800	13,625,568
GrubHub Incorporated «†	37,000	3,678,170
GTT Communications Incorporated †	55,000	2,838,000
LogMeIn Incorporated	25,020	2,891,061
Q2 Holdings Incorporated †	538,543	24,530,634
SendGrid Incorporated †	244,473	6,385,635
SPS Commerce Incorporated †	162,438	9,749,529
Wix.com Limited †	55,810	4,188,541
		106,624,362

IT Services : 2.93%
InterXion Holding NV †	414,320	23,326,216
Switch Incorporated Class A «	57,250	790,623
		24,116,839

Semiconductors & Semiconductor Equipment : 3.88%
MaxLinear Incorporated Class A †	214,678	4,879,631
Microsemi Corporation †	141,850	9,206,065
Monolithic Power Systems Incorporated	105,180	12,312,371
Semtech Corporation †	163,800	5,511,870
		31,909,937

Software : 14.46%
Altair Engineering Incorporated Class A †	210,236	5,533,412
BlackLine Incorporated †	133,703	5,882,932
HubSpot Incorporated †	144,176	16,010,745
Paycom Software Incorporated «†	34,530	3,415,708

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value
Software (continued)
Paylocity Holding Corporation †			49,193	$2,300,757
Proofpoint Incorporated †			243,330	26,077,676
Rapid7 Incorporated †			229,996	6,074,194
RealPage Incorporated †			283,400	14,807,650
RingCentral Incorporated Class A †			177,460	11,117,869
SailPoint Technologies Holdings †			151,405	3,182,533
Talend SA ADR †			242,878	11,434,696
Zendesk Incorporated †			304,500	13,148,310
				118,986,482

Materials : 0.75%
Chemicals : 0.75%
Codexis Incorporated †			380,000	3,629,000
PQ Group Holdings Incorporated †			190,400	2,551,360
				6,180,360

Total Common Stocks (Cost $503,460,897)				810,010,035

Exchange-Traded Funds : 1.00%
iShares Russell 2000 Growth Index ETF			43,700	8,233,952

Total Exchange-Traded Funds (Cost $8,401,868)				8,233,952

		Yield
Short-Term Investments : 7.04%
Investment Companies : 7.04%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%	52,161,096	52,166,312
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29	5,769,996	5,769,996
Total Short-Term Investments (Cost $57,934,016)				57,936,308

Total investments in securities (Cost $569,796,781)	106.45%			876,180,295
Other assets and liabilities, net	(6.45)			(53,113,801)

Total net assets	100.00%			$823,066,494

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	57,161,425	290,673,519	295,673,848	52,161,096	$52,166,312
Wells Fargo Government Money Market Fund Select Class	13,424,042	205,606,642	213,260,688	5,769,996	5,769,996

					$57,936,308	7.04%

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$107,433,714	$0	$0	$107,433,714
Energy	16,844,640	0	0	16,844,640
Financials	31,901,658	0	0	31,901,658
Health care	179,563,007	0	0	179,563,007
Industrials	168,211,076	0	0	168,211,076
Information technology	299,875,580	0	0	299,875,580
Materials	6,180,360	0	0	6,180,360
Exchange-traded funds	8,233,952	0	0	8,233,952
Short-term investments
Investment companies	5,769,996	0	0	5,769,996
Investments measured at net asset value*				52,166,312

Total assets	$824,013,983	$0	$0	$876,180,295

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $52,166,312 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.92%
Consumer Discretionary : 12.43%
Auto Components : 0.17%
Aptiv plc	20,141	$1,839,478
BorgWarner Incorporated	15,015	736,936
The Goodyear Tire & Rubber Company	18,663	540,107
		3,116,521

Automobiles : 0.42%
Ford Motor Company	295,589	3,136,199
General Motors Company	96,854	3,811,205
Harley-Davidson Incorporated «	12,751	578,640
		7,526,044

Distributors : 0.11%
Genuine Parts Company	11,108	1,020,159
LKQ Corporation †	23,414	924,385
		1,944,544

Diversified Consumer Services : 0.02%
H&R Block Incorporated	15,839	401,202

Hotels, Restaurants & Leisure : 1.76%
Carnival Corporation	30,899	2,067,452
Chipotle Mexican Grill Incorporated †	1,882	599,248
Darden Restaurants Incorporated	9,370	863,820
Hilton Worldwide Holdings Incorporated	15,321	1,237,784
Marriott International Incorporated Class A	23,203	3,276,496
McDonald’s Corporation	60,398	9,527,181
MGM Resorts International	38,604	1,321,415
Norwegian Cruise Line Holdings Limited †	15,597	887,469
Royal Caribbean Cruises Limited	12,976	1,642,762
Starbucks Corporation	107,797	6,155,209
Wyndham Worldwide Corporation	7,677	888,843
Wynn Resorts Limited	6,074	1,017,395
Yum! Brands Incorporated	25,532	2,077,794
		31,562,868

Household Durables : 0.38%
D.R. Horton Incorporated	25,857	1,083,408
Garmin Limited	8,407	498,031
Leggett & Platt Incorporated	9,987	434,035
Lennar Corporation Class A	20,586	1,164,756
Mohawk Industries Incorporated †	4,787	1,148,306
Newell Rubbermaid Incorporated	37,132	953,921
Pulte Group Incorporated	20,490	575,154
Whirlpool Corporation	5,445	884,431
		6,742,042

Internet & Direct Marketing Retail : 3.58%
Amazon.com Incorporated †	30,302	45,830,260
Booking Holdings Incorporated †	3,695	7,515,778
Expedia Incorporated	9,314	979,553
Netflix Incorporated †	32,785	9,552,893
TripAdvisor Incorporated «†	8,215	329,257
		64,207,741

Leisure Products : 0.07%
Hasbro Incorporated	8,588	820,755

Mattel Incorporated «	26,042	414,068
1,234,823

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Media : 2.58%
CBS Corporation Class B	27,470	$1,455,086
Charter Communications Incorporated Class A †	14,692	5,023,636
Comcast Corporation Class A	353,387	12,796,143
Discovery Communications Incorporated Class A «†	11,668	283,766
Discovery Communications Incorporated Class C †	15,397	353,823
DISH Network Corporation Class A †	17,268	719,903
Interpublic Group of Companies Incorporated	29,443	688,966
News Corporation Class A	29,017	468,044
News Corporation Class B	9,226	151,306
Omnicom Group Incorporated	17,466	1,331,433
Scripps Networks Interactive Incorporated Class A	7,278	654,001
The Walt Disney Company	114,427	11,804,289
Time Warner Incorporated	58,989	5,483,617
Twenty-First Century Fox Incorporated Class A	79,856	2,940,298
Twenty-First Century Fox Incorporated Class B	33,274	1,211,839
Viacom Incorporated Class B	26,732	891,245
		46,257,395

Multiline Retail : 0.49%
Dollar General Corporation	19,738	1,867,017
Dollar Tree Incorporated †	17,963	1,843,722
Kohl’s Corporation	12,772	844,101
Macy’s Incorporated	23,078	678,724
Nordstrom Incorporated «	8,836	453,375
Target Corporation	41,183	3,105,610
		8,792,549

Specialty Retail : 2.14%
Advance Auto Parts Incorporated	5,599	639,686
AutoZone Incorporated †	2,083	1,384,612
Best Buy Company Incorporated	19,269	1,395,846
CarMax Incorporated †	13,814	855,363
Foot Locker Incorporated	9,395	431,324
L Brands Incorporated	18,710	922,964
Lowe’s Companies Incorporated	63,097	5,652,860
O’Reilly Automotive Incorporated †	6,442	1,573,072
Ross Stores Incorporated	29,214	2,281,321
Signet Jewelers Limited	4,581	230,333
The Gap Incorporated	16,498	521,007
The Home Depot Incorporated	88,473	16,125,974
The TJX Companies Incorporated	48,207	3,985,755
Tiffany & Company	7,735	781,544
Tractor Supply Company	9,513	617,679
ULTA Beauty Incorporated †	4,422	899,214
		38,298,554

Textiles, Apparel & Luxury Goods : 0.71%
HanesBrands Incorporated «	27,622	535,867
Michael Kors Holdings Limited †	11,522	725,079
Nike Incorporated Class B	99,550	6,672,837
PVH Corporation	5,866	846,346
Ralph Lauren Corporation	4,197	444,210
Tapestry Incorporated	21,545	1,096,856
Under Armour Incorporated Class A «†	14,026	232,551
Under Armour Incorporated Class C «†	13,966	210,188
VF Corporation	24,849	1,852,990
		12,616,924

2

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Consumer Staples : 7.39%
Beverages : 1.83%
Brown-Forman Corporation Class B	14,836	$1,035,404
Constellation Brands Incorporated Class A	13,052	2,812,445
Dr Pepper Snapple Group Incorporated	13,678	1,590,068
Molson Coors Brewing Company Class B	13,999	1,067,424
Monster Beverage Corporation †	31,191	1,976,574
PepsiCo Incorporated	107,747	11,823,078
The Coca-Cola Company	290,524	12,556,447
		32,861,440

Food & Staples Retailing : 1.67%
Costco Wholesale Corporation	33,108	6,320,317
CVS Health Corporation	76,748	5,198,142
Sysco Corporation	36,319	2,166,428
The Kroger Company	67,394	1,827,725
Wal-Mart Stores Incorporated	110,898	9,981,929
Walgreens Boots Alliance Incorporated	65,779	4,531,515
		30,026,056

Food Products : 1.14%
Archer Daniels Midland Company	42,371	1,759,244
Campbell Soup Company	14,572	627,325
ConAgra Foods Incorporated	30,949	1,118,187
General Mills Incorporated	43,059	2,176,632
Hormel Foods Corporation «	20,395	662,022
Kellogg Company «	18,846	1,247,605
McCormick & Company Incorporated	9,072	968,708
Mondelez International Incorporated Class A	113,221	4,970,402
The Hershey Company	10,688	1,050,203
The J.M. Smucker Company	8,606	1,086,938
The Kraft Heinz Company	45,235	3,033,007
Tyson Foods Incorporated Class A	22,547	1,677,046
		20,377,319

Household Products : 1.39%
Church & Dwight Company Incorporated	18,935	931,413
Colgate-Palmolive Company	66,529	4,588,505
Kimberly-Clark Corporation	26,650	2,956,018
The Clorox Company	9,769	1,260,983
The Procter & Gamble Company	193,055	15,158,679
		24,895,598

Personal Products : 0.17%
Coty Incorporated Class A	35,774	691,154
The Estee Lauder Companies Incorporated Class A	16,961	2,348,081
		3,039,235

Tobacco : 1.19%
Altria Group Incorporated	144,572	9,100,807
Philip Morris International	117,672	12,184,936
		21,285,743

Energy : 5.39%
Energy Equipment & Services : 0.74%
Baker Hughes Incorporated	32,440	856,416
Halliburton Company	66,107	3,068,687
Helmerich & Payne Incorporated «	8,228	531,117
National Oilwell Varco Incorporated	28,793	1,010,346

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Limited	104,953	$6,889,115
TechnipFMC plc	33,218	957,343
		13,313,024

Oil, Gas & Consumable Fuels : 4.65%
Anadarko Petroleum Corporation	41,455	2,364,593
Andeavor Corporation	10,873	974,438
Apache Corporation	28,861	985,603
Cabot Oil & Gas Corporation	35,040	846,566
Chesapeake Energy Corporation «†	68,846	194,146
Chevron Corporation	143,904	16,105,736
Cimarex Energy Company	7,217	693,482
Concho Resources Incorporated †	11,267	1,699,064
ConocoPhillips	90,577	4,919,237
Devon Energy Corporation	39,815	1,221,126
EOG Resources Incorporated	43,808	4,443,007
EQT Corporation	18,549	933,200
Exxon Mobil Corporation	321,031	24,314,888
Hess Corporation	20,463	929,429
Kinder Morgan Incorporated	145,511	2,357,278
Marathon Oil Corporation	64,374	934,710
Marathon Petroleum Corporation	37,004	2,370,476
Newfield Exploration Company †	15,092	352,096
Noble Energy Incorporated	36,867	1,099,743
Occidental Petroleum Corporation	57,978	3,803,357
ONEOK Incorporated	31,099	1,751,807
Phillips 66 Company	31,809	2,874,579
Pioneer Natural Resources Company	12,892	2,194,605
Range Resources Corporation	17,107	227,352
The Williams Companies Incorporated	62,638	1,738,831
Valero Energy Corporation	33,153	2,997,694
		83,327,043

Financials : 14.72%
Banks : 6.67%
Bank of America Corporation	734,944	23,591,702
BB&T Corporation	59,772	3,248,608
Citigroup Incorporated	200,320	15,122,157
Citizens Financial Group Incorporated	37,275	1,621,090
Comerica Incorporated	13,176	1,280,971
Fifth Third Bancorp	53,458	1,766,787
Huntington Bancshares Incorporated	81,897	1,285,783
JPMorgan Chase & Company	262,880	30,362,640
KeyCorp	81,476	1,721,588
M&T Bank Corporation	11,404	2,164,935
People’s United Financial Incorporated	26,233	502,100
PNC Financial Services Group Incorporated	36,049	5,683,485
Regions Financial Corporation	87,884	1,705,828
SunTrust Banks Incorporated	36,066	2,518,849
US Bancorp	119,443	6,492,921
Wells Fargo & Company (l)	335,773	19,612,501
Zions Bancorporation	15,133	831,861
		119,513,806

Capital Markets : 3.10%
Affiliated Managers Group Incorporated	4,211	797,395
Ameriprise Financial Incorporated	11,208	1,753,380
Bank of New York Mellon Corporation	77,584	4,424,616
BlackRock Incorporated	9,353	5,138,819
CBOE Holdings Incorporated	8,596	962,838
CME Group Incorporated	25,782	4,283,937
E*TRADE Financial Corporation †	20,508	1,071,133
Franklin Resources Incorporated	24,760	957,469
Intercontinental Exchange Incorporated	44,324	3,239,198

4

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Invesco Limited	30,842	$1,003,599
Moody’s Corporation	12,596	2,102,020
Morgan Stanley	105,469	5,908,373
Northern Trust Corporation	16,272	1,722,717
Raymond James Financial Incorporated	9,737	902,717
S&P Global Incorporated	19,320	3,705,576
State Street Corporation	28,096	2,982,390
T. Rowe Price Group Incorporated	18,358	2,054,260
The Charles Schwab Corporation	90,395	4,792,743
The Goldman Sachs Group Incorporated	26,578	6,988,154
The NASDAQ OMX Group Incorporated	8,816	711,892
		55,503,226

Consumer Finance : 0.74%
American Express Company	54,583	5,322,388
Capital One Financial Corporation	36,726	3,596,577
Discover Financial Services	27,531	2,170,269
Navient Corporation	19,927	258,254
Synchrony Financial	55,735	2,028,197
		13,375,685

Diversified Financial Services : 1.72%
Berkshire Hathaway Incorporated Class B †	145,800	30,209,760
Leucadia National Corporation	23,753	569,834
		30,779,594

Insurance : 2.49%
AFLAC Incorporated	29,787	2,647,469
American International Group Incorporated	68,109	3,905,370
Aon plc	18,933	2,656,679
Arthur J. Gallagher & Company	13,698	946,669
Assurant Incorporated	4,077	348,461
Brighthouse Financial Incorporated †	7,260	394,000
Chubb Limited	35,171	4,991,468
Cincinnati Financial Corporation	11,312	843,762
Everest Reinsurance Group Limited	3,112	747,627
Lincoln National Corporation	16,579	1,262,822
Loews Corporation	20,912	1,031,589
Marsh & McLennan Companies Incorporated	38,667	3,210,134
MetLife Incorporated	79,726	3,682,544
Principal Financial Group Incorporated	20,346	1,268,166
Prudential Financial Incorporated	32,124	3,415,424
The Allstate Corporation	27,186	2,508,180
The Hartford Financial Services Group Incorporated	27,026	1,428,324
The Progressive Corporation	44,064	2,537,205
The Travelers Companies Incorporated	20,736	2,882,304
Torchmark Corporation	8,134	694,400
Unum Group	17,001	866,371
Willis Towers Watson plc	10,004	1,579,632
XL Group Limited	19,397	820,687
		44,669,287

Health Care : 13.50%
Biotechnology : 2.78%
AbbVie Incorporated	120,775	13,989,368
Alexion Pharmaceuticals Incorporated †	16,926	1,987,959
Amgen Incorporated	54,998	10,106,982
Biogen Idec Incorporated †	16,019	4,629,331
Celgene Corporation †	59,650	5,196,708
Gilead Sciences Incorporated	98,968	7,791,751
Incyte Corporation †	13,271	1,130,158
Regeneron Pharmaceuticals Incorporated †	5,836	1,870,088
Vertex Pharmaceuticals Incorporated †	19,161	3,181,301
		49,883,646

5

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies : 2.75%
Abbott Laboratories	131,875	$7,956,019
Align Technology Incorporated †	5,467	1,435,197
Baxter International Incorporated	37,979	2,574,596
Becton Dickinson & Company	20,076	4,457,274
Boston Scientific Corporation †	104,039	2,836,103
Danaher Corporation	46,377	4,534,743
Dentsply Sirona Incorporated	17,402	975,556
Edwards Lifesciences Corporation †	16,033	2,143,131
Hologic Incorporated †	20,887	811,042
IDEXX Laboratories Incorporated †	6,608	1,237,216
Intuitive Surgical Incorporated †	8,489	3,620,134
Medtronic plc	102,553	8,192,959
ResMed Incorporated	10,751	1,024,248
Stryker Corporation	24,384	3,954,109
The Cooper Companies Incorporated	3,709	854,999
Varian Medical Systems Incorporated †	6,941	828,339
Zimmer Biomet Holdings Incorporated	15,340	1,783,275
		49,218,940

Health Care Providers & Services : 2.75%
Aetna Incorporated	24,707	4,374,621
AmerisourceBergen Corporation	12,227	1,163,521
Anthem Incorporated	19,453	4,578,847
Cardinal Health Incorporated	23,836	1,649,690
Centene Corporation †	13,067	1,325,255
CIGNA Corporation	18,680	3,659,225
DaVita HealthCare Partners Incorporated †	11,470	826,069
Envision Healthcare Corporation †	9,166	352,891
Express Scripts Holding Company †	42,911	3,237,635
HCA Holdings Incorporated	21,460	2,129,905
Henry Schein Incorporated †	11,891	787,065
Humana Incorporated	10,824	2,942,180
Laboratory Corporation of America Holdings †	7,713	1,332,035
McKesson Corporation	15,795	2,357,088
Patterson Companies Incorporated	6,240	197,059
Quest Diagnostics Incorporated	10,327	1,064,197
UnitedHealth Group Incorporated	73,420	16,604,667
Universal Health Services Incorporated Class B	6,639	758,174
		49,340,124

Health Care Technology : 0.09%
Cerner Corporation †	23,926	1,535,092
Life Sciences Tools & Services : 0.82%
Agilent Technologies Incorporated	24,383	1,672,430
Illumina Incorporated †	11,062	2,522,357
IQVIA Holdings Incorporated †	11,031	1,084,678
Mettler-Toledo International Incorporated †	1,938	1,194,234
PerkinElmer Incorporated	8,350	637,439
Thermo Fisher Scientific Incorporated	30,381	6,336,869
Waters Corporation †	6,026	1,233,161
		14,681,168

Pharmaceuticals : 4.31%
Allergan plc	25,198	3,886,036
Bristol-Myers Squibb Company	124,003	8,208,999
Eli Lilly & Company	73,405	5,653,653
Johnson & Johnson	203,541	26,435,905
Merck & Company Incorporated	207,227	11,235,848
Mylan NV †	40,631	1,638,242

6

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Perrigo Company plc	9,924	$808,409
Pfizer Incorporated	451,606	16,397,814
Zoetis Incorporated	36,919	2,985,270
		77,250,176

Industrials : 10.01%
Aerospace & Defense : 2.90%
Arconic Incorporated	32,091	782,699
General Dynamics Corporation	21,038	4,679,903
Harris Corporation	9,031	1,410,191
Huntington Ingalls Industries Incorporated	3,440	901,314
L-3 Technologies Incorporated	5,920	1,228,696
Lockheed Martin Corporation	18,900	6,661,116
Northrop Grumman Corporation	13,189	4,616,678
Raytheon Company	21,902	4,763,904
Rockwell Collins Incorporated	12,334	1,698,638
Textron Incorporated	19,958	1,194,486
The Boeing Company	42,416	15,363,499
TransDigm Group Incorporated	3,661	1,055,503
United Technologies Corporation	56,268	7,581,550
		51,938,177

Air Freight & Logistics : 0.66%
C.H. Robinson Worldwide Incorporated	10,562	986,068
Expeditors International of Washington Incorporated	13,463	874,556
FedEx Corporation	18,691	4,605,649
United Parcel Service Incorporated Class B	52,054	5,434,958
		11,901,231

Airlines : 0.49%
Alaska Air Group Incorporated	9,322	601,269
American Airlines Group Incorporated	32,265	1,750,376
Delta Air Lines Incorporated	49,696	2,678,614
Southwest Airlines Company	41,361	2,392,320
United Continental Holdings Incorporated †	19,078	1,293,298
		8,715,877

Building Products : 0.31%
A.O. Smith Corporation	11,048	709,171
Allegion plc	7,196	605,256
Fortune Brands Home & Security Incorporated	11,668	707,781
Johnson Controls International plc	70,114	2,585,103
Masco Corporation	23,833	980,013
		5,587,324

Commercial Services & Supplies : 0.29%
Cintas Corporation	6,524	1,113,386
Republic Services Incorporated	17,219	1,156,772
Stericycle Incorporated †	6,468	405,350
Waste Management Incorporated	30,266	2,612,561
		5,288,069

Construction & Engineering : 0.09%
Fluor Corporation	10,597	602,969
Jacobs Engineering Group Incorporated	9,095	555,341
Quanta Services Incorporated †	11,722	403,706
		1,562,016

7

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Electrical Equipment : 0.54%
Acuity Brands Incorporated	3,194	$455,401
AMETEK Incorporated	17,510	1,326,207
Eaton Corporation plc	33,382	2,693,927
Emerson Electric Company	48,627	3,455,435
Rockwell Automation Incorporated	9,736	1,760,269
		9,691,239

Industrial Conglomerates : 1.72%
3M Company	45,213	10,648,114
General Electric Company	657,030	9,270,693
Honeywell International Incorporated	57,719	8,721,918
Roper Industries Incorporated	7,755	2,133,323
		30,774,048

Machinery : 1.66%
Caterpillar Incorporated	45,074	6,969,793
Cummins Incorporated	11,820	1,987,769
Deere & Company	24,234	3,898,524
Dover Corporation	11,803	1,181,480
Flowserve Corporation «	9,898	419,180
Fortive Corporation	23,173	1,779,686
Illinois Tool Works Incorporated	23,361	3,771,400
Ingersoll-Rand plc	18,931	1,681,073
Paccar Incorporated	26,639	1,907,086
Parker-Hannifin Corporation	10,094	1,801,476
Pentair plc	12,512	859,449
Snap-on Incorporated	4,319	687,671
Stanley Black & Decker Incorporated	11,619	1,849,629
Xylem Incorporated	13,607	1,014,810
		29,809,026

Professional Services : 0.27%
Equifax Incorporated	9,098	1,028,074
IHS Markit Limited †	27,523	1,294,957
Nielsen Holdings plc	25,366	827,693
Robert Half International Incorporated	9,497	541,994
Verisk Analytics Incorporated †	11,775	1,203,287
		4,896,005

Road & Rail : 0.89%
CSX Corporation	67,712	3,637,489
J.B. Hunt Transport Services Incorporated	6,486	769,045
Kansas City Southern	7,845	808,349
Norfolk Southern Corporation	21,680	3,015,254
Union Pacific Corporation	59,639	7,767,980
		15,998,117

Trading Companies & Distributors : 0.19%
Fastenal Company	21,774	1,191,473
United Rentals Incorporated †	6,403	1,121,101
W.W. Grainger Incorporated	3,929	1,027,630
		3,340,204

Information Technology : 24.63%
Communications Equipment : 1.09%
Cisco Systems Incorporated	374,548	16,772,259
F5 Networks Incorporated †	4,742	704,282
Juniper Networks Incorporated	28,406	728,898
Motorola Solutions Incorporated	12,274	1,302,885
		19,508,324

8

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.41%
Amphenol Corporation Class A	23,134	$2,114,216
Corning Incorporated	65,843	1,914,714
FLIR Systems Incorporated	10,499	515,501
TE Connectivity Limited	26,641	2,746,421
		7,290,852

Internet Software & Services : 4.86%
Akamai Technologies Incorporated †	12,816	864,567
Alphabet Incorporated Class A †	22,581	24,927,618
Alphabet Incorporated Class C †	22,870	25,265,175
eBay Incorporated †	73,601	3,154,539
Facebook Incorporated Class A †	180,681	32,219,036
VeriSign Incorporated «†	6,423	745,196
		87,176,131

IT Services : 4.19%
Accenture plc Class A	46,821	7,538,649
Alliance Data Systems Corporation	3,642	877,576
Automatic Data Processing Incorporated	33,600	3,874,752
Cognizant Technology Solutions Corporation Class A	44,674	3,664,161
CSRA Incorporated	12,409	502,937
DXC Technology Company	21,613	2,216,197
Fidelity National Information Services Incorporated	25,295	2,458,168
Fiserv Incorporated †	15,789	2,263,985
Gartner Incorporated †	6,868	778,900
Global Payments Incorporated	12,057	1,367,143
International Business Machines Corporation	65,232	10,165,103
MasterCard Incorporated Class A	70,370	12,368,231
Paychex Incorporated	24,229	1,578,035
PayPal Holdings Incorporated †	85,598	6,797,337
Total System Services Incorporated	12,675	1,114,766
Visa Incorporated Class A	137,395	16,891,341
Western Union Company	34,798	689,696
		75,146,977

Semiconductors & Semiconductor Equipment : 4.05%
Advanced Micro Devices Incorporated «†	62,132	752,419
Analog Devices Incorporated	27,929	2,517,799
Applied Materials Incorporated	80,801	4,653,330
Broadcom Limited	30,805	7,592,200
Intel Corporation	354,575	17,477,002
KLA-Tencor Corporation	11,873	1,345,330
Lam Research Corporation	12,270	2,354,122
Microchip Technology Incorporated «	17,722	1,576,017
Micron Technology Incorporated †	87,375	4,264,774
NVIDIA Corporation	45,913	11,110,946
Qorvo Incorporated †	9,642	778,206
QUALCOMM Incorporated	111,688	7,259,720
Skyworks Solutions Incorporated	13,921	1,520,869
Texas Instruments Incorporated	74,670	8,090,495
Xilinx Incorporated	19,013	1,354,676
		72,647,905

Software : 5.60%
Activision Blizzard Incorporated	57,285	4,189,252
Adobe Systems Incorporated †	37,347	7,810,378
Ansys Incorporated †	6,429	1,028,254

9

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Software (continued)
Autodesk Incorporated †	16,607	$1,950,824
CA Incorporated	23,783	834,783
Cadence Design Systems Incorporated †	21,393	829,407
Citrix Systems Incorporated †	10,845	997,740
Electronic Arts Incorporated †	23,330	2,885,921
Intuit Incorporated	18,401	3,070,391
Microsoft Corporation	584,487	54,807,346
Oracle Corporation	230,825	11,695,903
Red Hat Incorporated †	13,406	1,976,044
Salesforce.com Incorporated †	51,988	6,043,605
Symantec Corporation	46,972	1,234,894
Synopsys Incorporated †	11,383	963,799
		100,318,541

Technology Hardware, Storage & Peripherals : 4.43%
Apple Incorporated	388,995	69,287,789
Hewlett Packard Enterprise Company	120,843	2,246,471
HP Incorporated	126,545	2,959,888
NetApp Incorporated	20,438	1,237,521
Seagate Technology plc	21,920	1,170,528
Western Digital Corporation	22,410	1,950,566
Xerox Corporation	16,174	490,396
		79,343,159

Materials : 2.84%
Chemicals : 2.08%
Air Products & Chemicals Incorporated	16,513	2,655,125
Albemarle Corporation	8,372	840,800
CF Industries Holdings Incorporated	17,672	728,793
DowDuPont Incorporated	177,287	12,463,276
Eastman Chemical Company	10,890	1,100,761
Ecolab Incorporated	19,700	2,569,865
FMC Corporation	10,172	798,299
International Flavors & Fragrances Incorporated	5,983	845,099
LyondellBasell Industries NV Class A	24,506	2,652,039
Monsanto Company	33,285	4,106,370
PPG Industries Incorporated	19,280	2,167,843
Praxair Incorporated	21,692	3,248,377
The Mosaic Company	26,488	697,164
The Sherwin-Williams Company	6,235	2,503,851
		37,377,662

Construction Materials : 0.12%
Martin Marietta Materials Incorporated	4,763	971,319
Vulcan Materials Company	10,022	1,179,890
		2,151,209

Containers & Packaging : 0.36%
Avery Dennison Corporation	6,697	791,251
Ball Corporation	26,522	1,059,554
International Paper Company	31,283	1,864,154
Packaging Corporation of America	7,148	852,042
Sealed Air Corporation	13,667	579,071
WestRock Company	19,291	1,268,576
		6,414,648

Metals & Mining : 0.28%
Freeport-McMoRan Incorporated †	101,998	1,897,163
Newmont Mining Corporation	40,408	1,543,586
Nucor Corporation	24,087	1,575,290
		5,016,039

10

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Real Estate : 2.55%
Equity REITs : 2.49%
Alexandria Real Estate Equities Incorporated	7,666	$929,962
American Tower Corporation	32,492	4,527,110
Apartment Investment & Management Company Class A	11,897	459,938
AvalonBay Communities Incorporated	10,462	1,632,281
Boston Properties Incorporated	11,692	1,389,828
Crown Castle International Corporation	30,780	3,387,647
Digital Realty Trust Incorporated	15,565	1,566,462
Duke Realty Corporation	26,983	668,369
Equinix Incorporated	5,927	2,323,977
Equity Residential Company Limited	27,842	1,565,556
Essex Property Trust Incorporated	5,003	1,119,821
Extra Space Storage Incorporated	9,540	811,377
Federal Realty Investment Trust	5,496	626,214
GGP Incorporated	47,303	1,001,405
HCP Incorporated	35,541	769,107
Host Hotels & Resorts Incorporated	56,069	1,040,641
Iron Mountain Incorporated	21,323	670,822
Kimco Realty Corporation	32,249	482,445
Mid-America Apartment Communities Incorporated	8,609	738,824
Prologis Incorporated	40,313	2,446,193
Public Storage Incorporated	11,340	2,204,950
Realty Income Corporation	21,349	1,049,944
Regency Centers Corporation	11,211	651,471
SBA Communications Corporation †	8,906	1,400,647
Simon Property Group Incorporated	23,550	3,615,161
SL Green Realty Corporation	7,031	681,445
The Macerich Company	8,212	484,015
UDR Incorporated	20,272	681,545
Ventas Incorporated	26,983	1,303,819
Vornado Realty Trust	13,063	868,298
Welltower Incorporated	28,060	1,473,150
Weyerhaeuser Company	57,189	2,003,331
		44,575,755

Real Estate Management & Development : 0.06%
CBRE Group Incorporated Class A †	22,890	1,070,108

Telecommunication Services : 1.84%
Diversified Telecommunication Services : 1.84%
AT&T Incorporated	465,190	16,886,397
CenturyLink Incorporated	73,702	1,302,314
Verizon Communications Incorporated	309,069	14,754,954
		32,943,665

Utilities : 2.62%
Electric Utilities : 1.61%
Alliant Energy Corporation	17,517	677,032
American Electric Power Company Incorporated	37,264	2,443,773
Duke Energy Corporation	53,026	3,994,979
Edison International	24,685	1,495,664
Entergy Corporation	13,657	1,035,474
Eversource Energy	24,008	1,368,456
Exelon Corporation	72,740	2,694,290
FirstEnergy Corporation	33,827	1,093,627
NextEra Energy Incorporated	35,639	5,422,474
PG&E Corporation	38,853	1,596,470

11

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corporation				8,465	$651,466
PPL Corporation				51,760	1,482,924
The Southern Company				76,039	3,274,239
Xcel Energy Incorporated				38,470	1,664,982
					28,895,850

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation				50,033	543,859
NRG Energy Incorporated				22,791	589,375
					1,133,234

Multi-Utilities : 0.89%
Ameren Corporation				18,383	998,197
CenterPoint Energy Incorporated				32,656	883,345
CMS Energy Corporation				21,366	906,987
Consolidated Edison Incorporated				23,492	1,759,316
Dominion Resources Incorporated				48,756	3,611,357
DTE Energy Company				13,591	1,369,701
NiSource Incorporated				25,517	590,208
Public Service Enterprise Group Incorporated				38,339	1,856,758
SCANA Corporation				10,805	428,634
Sempra Energy				19,023	2,073,127
WEC Energy Group Incorporated				23,909	1,432,627
					15,910,257

Water Utilities : 0.06%
American Water Works Company Incorporated				13,514	1,072,476
Total Common Stocks (Cost $593,722,049)					1,755,071,534

		Yield
Short-Term Investments : 1.91%
Investment Companies : 1.76%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%		8,542,523	8,543,377
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29		23,068,509	23,068,509
					31,611,886

			Maturity date	Principal
U.S. Treasury Securities : 0.15%
U.S. Treasury Bill (z)#		1.10	3-8-2018	$131,000	130,970
U.S. Treasury Bill (z)#		1.02	3-15-2018	2,463,000	2,461,760
					2,592,730

Total Short-Term Investments (Cost $34,204,160)					34,204,616

Total investments in securities (Cost $627,926,209)	99.83%				1,789,276,150
Other assets and liabilities, net	0.17				3,058,159

Total net assets	100.00%				$1,792,334,309

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

12

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 Index	42	3-16-2018	$29,415,685	$28,501,200	$0	$(914,485)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stock
Financials
Banks
Wells Fargo & Company	432,148	321	96,696	335,773	$19,612,501	1.09%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	10,256,007	74,813,328	76,526,812	8,542,523	8,543,377
Wells Fargo Government Money Market Fund Select Class	17,511,265	339,321,038	333,763,794	23,068,509	23,068,509	1.76

					$51,224,387	2.85%

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$222,701,207	$0	$0	$222,701,207
Consumer staples	132,485,391	0	0	132,485,391
Energy	96,640,067	0	0	96,640,067
Financials	263,841,598	0	0	263,841,598
Health care	241,909,146	0	0	241,909,146
Industrials	179,501,333	0	0	179,501,333
Information technology	441,431,889	0	0	441,431,889
Materials	50,959,558	0	0	50,959,558
Real estate	45,645,863	0	0	45,645,863
Telecommunication services	32,943,665	0	0	32,943,665
Utilities	47,011,817	0	0	47,011,817
Short-term investments
Investment companies	23,068,509	0	0	23,068,509
U.S. Treasury securities	2,592,730	0	0	2,592,730
Investments measured at net asset value*				8,543,377

Total assets	$1,780,732,773	$0	$0	$1,789,276,150

Liabilities
Futures contracts	$914,485	$0	$0	$914,485

Total liabilities	$914,485	$0	$0	$914,485

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $8,543,377 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 94.64%
Brazil : 2.09%
Ambev SA ADR (Consumer Staples, Beverages)	18,812	$126,981
BM&F Bovespa SA (Financials, Capital Markets)	12,905	101,828
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)†	44,621	626,479
		855,288

Canada : 2.38%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,458	974,963

China : 4.00%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	2,266	421,793
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail)†	200	1,950
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,665	488,428
Ping An Insurance Group Company of China Limited H Shares (Financials, Insurance)	62,500	658,331
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,000	66,941
		1,637,443

Denmark : 0.35%
Genmab AS (Health Care, Biotechnology)†	693	141,590

France : 4.12%
BNP Paribas SA (Financials, Banks)	6,004	474,739
Eiffage SA (Industrials, Construction & Engineering)	4,777	517,118
Safran SA (Industrials, Aerospace & Defense)	951	104,933
Schneider Electric SE (Industrials, Electrical Equipment)	5,155	446,778
Vinci SA (Industrials, Construction & Engineering)	1,451	143,272
		1,686,840

Germany : 24.73%
Allianz AG (Financials, Insurance)	6,601	1,533,354
Beiersdorf AG (Consumer Staples, Personal Products)	6,261	685,104
Deutsche Boerse AG (Financials, Capital Markets)	17,395	2,313,042
Deutsche Post AG (Industrials, Air Freight & Logistics)	27,705	1,263,936
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	26,075	418,939
LANXESS AG (Materials, Chemicals)	171	14,189
Linde AG (Materials, Chemicals)	8,881	1,970,684
SAP SE (Information Technology, Software)	3,393	354,091
Wirecard AG (Information Technology, IT Services)	13,197	1,570,297
		10,123,636

Hong Kong : 2.72%
AIA Group Limited (Financials, Insurance)	134,200	1,113,671

India : 1.15%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	17,064	471,130

Indonesia : 0.72%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,068,800	293,855

Ireland : 2.27%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	11,659	931,438

Italy : 5.63%
Assicurazioni Generali SpA (Financials, Insurance)	43,833	819,998
Intesa Sanpaolo SpA (Financials, Banks)	226,442	849,564
Italy (continued)
UniCredit SpA (Financials, Banks)	30,133	635,495
		2,305,057

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value
Japan : 8.72%
CALBEE Incorporated (Consumer Staples, Food Products)	12,800	$426,231
Fujitsu Limited (Information Technology, IT Services)	29,000	173,060
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	22,654	642,855
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	63,700	448,680
Nintendo Company Limited (Information Technology, Software)	2,000	911,719
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,200	441,141
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,378	528,372
		3,572,058

Netherlands : 9.49%
Airbus SE (Industrials, Aerospace & Defense)	9,869	1,181,295
Akzo Nobel NV (Materials, Chemicals)	4,953	482,513
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,469	676,537
ING Groep NV (Financials, Banks)	81,092	1,423,001
Randstad Holdings NV (Industrials, Professional Services)	1,734	123,559
		3,886,905

Russia : 1.22%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,090	497,994
South Korea : 1.32%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	178	179,935
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166	360,729
		540,664

Spain : 0.61%
Grifols SA ADR (Health Care, Biotechnology)	11,400	248,520
Switzerland : 4.47%
Credit Suisse Group AG (Financials, Capital Markets)	13,762	253,251
Idorsia Limited (Health Care, Biotechnology)†	2,144	58,144
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,076	272,615
Nestle SA (Consumer Staples, Food Products)	15,711	1,248,255
		1,832,265

United Kingdom : 15.53%
Aon plc (Financials, Insurance)	5,273	739,907
BAE Systems plc (Industrials, Aerospace & Defense)	44,074	349,813
Coca-Cola European Partners plc (Consumer Staples, Beverages)	15,365	584,177
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A	143,757	404,447
Experian Group Limited plc (Industrials, Professional Services)	17,442	372,360
Ferguson plc (Industrials, Trading Companies & Distributors)	9,821	692,130
Glencore International plc (Materials, Metals & Mining)	149,535	786,352
HSBC Holdings plc (Financials, Banks)	25,677	252,515
Liberty Global plc Class A (Consumer Discretionary, Media)†	8,474	263,880
Liberty Global plc Class C (Consumer Discretionary, Media)†	15,543	466,756
London Stock Exchange Group plc (Financials, Capital Markets)	6,066	334,913
Prudential plc (Financials, Insurance)	28,867	723,322
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	30,412	120,968
Standard Chartered plc (Financials, Banks)	24,056	266,709
		6,358,249

2

Wells Fargo International Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
United States : 3.12%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†			595	$899,908
WABCO Holdings Incorporated (Industrials, Machinery)†			2,730	376,658
				1,276,566

Total Common Stocks (Cost $30,756,951)				38,748,132

		Expiration date
Participation Notes : 2.75%
Ireland : 2.75%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)(a)		10-29-2018	57,215	1,127,728

Total Participation Notes (Cost $637,884)				1,127,728

		Dividend yield
Preferred Stocks : 1.56%
Germany : 1.56%
Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.29%	4,803	637,196

Total Preferred Stocks (Cost $449,756)				637,196

Total investments in securities (Cost $31,844,591)	98.95%			40,513,056
Other assets and liabilities, net	1.05			428,705

Total net assets	100.00%			$40,941,761

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

Abbreviations:
ADR	American depositary receipt
PJSC	Public Joint Stock Company
plc	Public limited company

The accompanying notes are an integral part of these financial statements.

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	5,192,235	10,632,712	15,824,947	0	$0
Wells Fargo Government Money Market Fund Select Class	1,660,070	124,696,138	126,356,208	0	0

					$0	0.00%

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2018, such fair value pricing was used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$855,288	$0	$0	$855,288
Canada	974,963	0	0	974,963
China	910,221	727,222	0	1,637,443
Denmark	141,590	0	0	141,590
France	0	1,686,840	0	1,686,840
Germany	0	10,123,636	0	10,123,636
Hong Kong	0	1,113,671	0	1,113,671
India	0	471,130	0	471,130
Indonesia	293,855	0	0	293,855
Ireland	931,438	0	0	931,438
Italy	0	2,305,057	0	2,305,057
Japan	0	3,572,058	0	3,572,058
Netherlands	0	3,886,905	0	3,886,905
Russia	0	497,994	0	497,994
South Korea	0	540,664	0	540,664
Spain	248,520	0	0	248,520
Switzerland	0	1,832,265	0	1,832,265
United Kingdom	2,054,720	4,303,529	0	6,358,249
United States	1,276,566	0	0	1,276,566
Participation notes
Ireland	0	1,127,728	0	1,127,728
Preferred stocks
Germany	0	637,196	0	637,196

Total assets	$7,687,161	$32,825,895	$0	$40,513,056

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $20,403,113 and preferred stocks valued at $637,197 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Portfolio had no transfers into/out of Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.56%
Australia : 5.44%
Arrium Limited (Materials, Metals & Mining)†(a)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,324,103
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)«	410,016	1,175,198
Bendigo Bank Limited (Financials, Banks)	272,500	2,380,854
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	3,061,842
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	288,007
CSR Limited (Materials, Construction Materials)	754,900	3,003,622
Downer EDI Limited (Industrials, Commercial Services & Supplies)	406,200	2,166,808
Fortescue Metals Group Limited (Materials, Metals & Mining)«	687,400	2,643,736
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)«	825,500	2,550,078
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	5,597,503
Macquarie Group Limited (Financials, Capital Markets)	69,800	5,561,234
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	2,154,191
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,911,297
Mineral Resources Limited (Materials, Metals & Mining)	300,500	4,379,131
Mirvac Group (Real Estate, Equity REITs)	1,327,400	2,173,580
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	1,702,400	595,015
Qantas Airways Limited (Industrials, Airlines)	1,021,400	4,649,343
Retail Food Group Limited (Consumer Discretionary, Food Products)«	269,500	424,169
		47,039,713

Austria : 1.20%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	3,945,963
Raiffeisen Bank International AG (Financials, Banks)†	81,200	3,146,016
Voestalpine AG (Materials, Metals & Mining)	56,800	3,276,687
		10,368,666

Belgium : 0.27%
Bpost SA (Industrials, Air Freight & Logistics)	68,200	2,314,265

Brazil : 1.05%
Banco de Brasil SA (Financials, Banks)	273,900	3,526,139
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	226,100	3,067,450
JBS SA (Consumer Staples, Food Products)	805,600	2,458,806
		9,052,395

Canada : 1.26%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	23,700	1,217,506
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	7,240,461
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,417,394
		10,875,361

China : 2.34%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,676,526
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	3,646,000	2,893,724
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	2,089,500	2,236,116
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,590,000	4,617,396
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	2,230,000	2,802,360
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,302,000	2,553,711
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,692,358
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	877,000	1,797,620
		20,269,811

Denmark : 1.31%
Danske Bank AS (Financials, Banks)	150,300	6,032,362
DFDS AS (Industrials, Marine)	49,600	2,731,593

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Denmark (continued)
Sydbank AS (Financials, Banks)	65,200	$2,545,084
		11,309,039

France : 8.54%
Air France-KLM (Industrials, Airlines)†	165,800	1,956,543
AXA SA (Financials, Insurance)	233,600	7,316,131
BNP Paribas SA (Financials, Banks)	72,900	5,764,239
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,500,801
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	5,026,144
Credit Agricole SA (Financials, Banks)	219,328	3,758,229
Engie SA (Utilities, Multi-Utilities)	171,900	2,681,014
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	1,935,332
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	509,300	8,616,411
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,393,027
Sanofi SA (Health Care, Pharmaceuticals)	141,800	11,195,088
SCOR SE (Financials, Insurance)	109,700	4,650,901
Societe Generale SA (Financials, Banks)	39,000	2,215,965
Total SA (Energy, Oil, Gas & Consumable Fuels)	191,300	10,880,902
		73,890,727

Germany : 7.18%
Allianz AG (Financials, Insurance)	35,700	8,292,797
Aurubis AG (Materials, Metals & Mining)	29,300	2,454,112
BASF SE (Materials, Chemicals)	46,500	4,857,833
Bayer AG (Health Care, Pharmaceuticals)	38,000	4,434,452
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,278,025
Ceconomy AG (Consumer Discretionary, Specialty Retail)	183,100	2,398,976
Covestro AG (Materials, Chemicals)144A	30,200	3,406,872
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,463,769
Deutsche Bank AG (Financials, Capital Markets)	141,800	2,260,344
Deutsche Post AG (Industrials, Air Freight & Logistics)	85,100	3,882,366
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	2,108,302
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	15,300	3,421,233
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,481,595
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	194,200	5,897,237
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,489,499
		62,127,412

Hong Kong : 3.54%
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,106,000	3,144,515
China Water Affairs Group Limited (Utilities, Water Utilities)	1,845,000	1,625,354
i-CABLE Communications Limited (Consumer Discretionary, Media)†	96,300	2,398
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,633,000	2,836,569
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,641,722
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	1,989,000	3,539,102
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,611,577
WH Group Limited (Consumer Staples, Food Products)144A	4,840,500	5,961,582
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,747,319
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	3,867,778
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,617,622
		30,595,538

India : 0.59%
Tech Mahindra Limited (Information Technology, IT Services)	540,500	5,082,984

Ireland : 0.86%
C&C Group plc (Consumer Staples, Beverages)	240,000	846,192
Grafton Group plc (Industrials, Trading Companies & Distributors)	195,665	2,054,201
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	4,530,107
		7,430,500

2

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Israel : 0.47%
Bank Hapoalim Limited (Financials, Banks)	440,000	$3,132,874
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	963,996
		4,096,870

Italy : 2.21%
A2A SpA (Utilities, Multi-Utilities)	1,383,300	2,445,838
Enel SpA (Utilities, Electric Utilities)	1,706,600	9,906,407
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	271,900	2,910,590
Mediobanca SpA (Financials, Banks)	324,800	3,875,750
		19,138,585

Japan : 21.65%
Adeka Corporation (Materials, Chemicals)	155,300	2,824,081
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	61,200	3,561,654
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	1,031,858
Aozora Bank Limited (Financials, Banks)	43,000	1,754,618
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	4,615,898
Central Glass Company Limited (Industrials, Building Products)	88,800	1,975,983
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	37,800	2,443,125
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	124,380	2,641,801
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	267,500	2,633,856
Denka Company Limited (Materials, Chemicals)	89,200	3,263,009
DIC Incorporated (Materials, Chemicals)	100,700	3,592,685
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	3,027,807
Fujikura Limited (Industrials, Electrical Equipment)	348,000	2,539,374
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	2,440,930
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	481,800	3,643,420
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	3,463,784
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	3,857,964
Japan Airlines Company Limited (Industrials, Airlines)	80,700	3,075,650
JTEKT Corporation (Industrials, Machinery)	143,600	2,207,945
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	4,528,147
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,516,723
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	357,100	8,769,400
Keihin Corporation (Consumer Discretionary, Auto Components)	131,400	2,732,280
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	3,245,879
Makino Milling Machine Company Limited (Industrials, Machinery)	286,000	2,877,660
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,931,545
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	62,500	2,629,094
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,108,004
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	4,835,338
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	6,490,713
Mitsui Chemicals Incorporated (Materials, Chemicals)	163,400	4,958,257
Mixi Incorporated (Information Technology, Internet Software & Services)	54,400	2,194,300
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,144,412
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	247,900	11,514,113
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	5,292,777
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	3,433,231
NTN Corporation (Industrials, Machinery)	501,000	2,175,952
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,522,416
ORIX Corporation (Financials, Diversified Financial Services)	325,300	5,759,305
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,740,460
Ryobi Limited (Industrials, Machinery)	92,700	2,529,483
Sankyu Incorporated (Industrials, Road & Rail)	56,000	2,701,488
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	42,000	1,942,060
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,335,900	4,359,238
Sumitomo Heavy Industries Limited (Industrials, Machinery)	62,000	2,415,273
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,339,454
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	2,046,305
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	51,000	1,463,302
Teijin Limited (Materials, Chemicals)	121,300	2,382,230
The Keiyo Bank Limited (Financials, Banks)	558,000	2,620,056
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	3,647,015
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,478,233

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Japan (continued)
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	$2,345,601
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,766,308
UBE Industries Limited (Materials, Chemicals)	107,200	3,327,395
		187,358,889

Liechtenstein : 0.12%
VP Bank AG (Financials, Capital Markets)	6,558	1,023,559

Malaysia : 0.33%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	717,600	2,869,702

Netherlands : 3.35%
ABN AMRO Group NV (Financials, Banks)144A	142,600	4,436,804
Aegon NV (Financials, Insurance)	483,700	3,358,112
ASR Nederland NV (Financials, Insurance)	60,500	2,721,261
ING Groep NV (Financials, Banks)	282,500	4,957,304
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	248,600	5,581,572
Philips Lighting NV (Industrials, Electrical Equipment)	74,800	2,971,296
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,862,867
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)†	30,152	1,072,159
		28,961,375

Norway : 1.16%
Den Norske Bank ASA (Financials, Banks)	148,800	2,918,761
Grieg Seafood ASA (Consumer Staples, Food Products)	303,200	2,666,313
Marine Harvest ASA (Consumer Staples, Food Products)«	143,900	2,771,889
Yara International ASA (Materials, Chemicals)	37,400	1,652,600
		10,009,563

Poland : 0.16%
Asseco Poland SA (Information Technology, Software)	101,800	1,395,412

Portugal : 0.39%
Energias de Portugal SA (Utilities, Electric Utilities)	1,007,800	3,368,803

Russia : 1.38%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	4,114,037
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	22,549
Gazprom Neft Sponsored ADR—London Exchange (Energy, Oil, Gas & Consumable Fuels)	150,014	3,776,830
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	4,010,560
		11,923,976

Singapore : 0.70%
DBS Group Holdings Limited (Financials, Banks)	133,900	2,877,616
United Overseas Bank Limited (Financials, Banks)	154,100	3,227,921
		6,105,537

South Africa : 0.54%
Barclays Africa Group Limited (Financials, Banks)	236,000	3,926,294
Petra Diamonds Limited (Materials, Metals & Mining)†	850,600	716,236
		4,642,530

South Korea : 2.55%
BNK Financial Group Incorporated (Financials, Banks)	228,800	2,359,179
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,389,490
Industrial Bank of Korea (Financials, Banks)	192,500	3,045,490
KT&G Corporation (Consumer Staples, Tobacco)	45,200	4,165,629
Kwangju Bank (Financials, Banks)	13,510	154,291
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	346,100	4,011,934
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	14,700	3,244,630
South Korea (continued)
Woori Bank (Financials, Banks)	178,044	2,717,248
		22,087,891

4

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Spain : 1.81%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$2,945,277
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,302,232
Iberdrola SA (Utilities, Electric Utilities)«	333,100	2,451,389
International Consolidated Airlines Group SA (Industrials, Airlines)	325,200	2,726,114
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	294,900	5,239,620
		15,664,632

Sweden : 1.29%
Boliden AB (Materials, Metals & Mining)	102,400	3,620,645
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	3,417,600
Nordea Bank AB (Financials, Banks)	214,100	2,429,550
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,700,611
		11,168,406

Switzerland : 5.95%
Baloise Holding AG (Financials, Insurance)	28,800	4,530,849
Credit Suisse Group AG (Financials, Capital Markets)	221,500	4,076,081
Helvetia Holding AG (Financials, Insurance)	4,600	2,765,969
Novartis AG (Health Care, Pharmaceuticals)	46,600	3,887,454
Roche Holding AG (Health Care, Pharmaceuticals)	39,500	9,123,709
Swiss Life Holding AG (Financials, Insurance)	22,100	7,980,818
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,702,063
UBS Group AG (Financials, Capital Markets)	290,700	5,508,727
Valiant Holding AG (Financials, Banks)	22,700	2,764,189
Zurich Insurance Group AG (Financials, Insurance)	9,500	3,123,555
		51,463,414

Taiwan : 0.92%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	3,276,635
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,602,141
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	683,000	2,101,115
		7,979,891

Thailand : 1.40%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,824,162
Krung Thai Bank PCL (Financials, Banks)	711,300	457,984
Krung Thai Bank PCL ADR (Financials, Banks)	4,470,600	2,891,149
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	3,294,097
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,631,208
		12,098,600

Turkey : 0.49%
Koç Holding AS (Industrials, Industrial Conglomerates)	226,564	1,072,178
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	522,900	3,177,601
		4,249,779

United Kingdom : 15.11%
3i Group plc (Financials, Capital Markets)	409,100	5,262,260
Anglo American plc (Materials, Metals & Mining)	238,343	5,772,336
Aviva plc (Financials, Insurance)	398,600	2,761,213
BAE Systems plc (Industrials, Aerospace & Defense)	1,220,400	9,686,255
Barclays plc (Financials, Banks)	715,000	2,080,390
Barratt Developments plc (Consumer Discretionary, Household Durables)	410,800	3,035,967

5

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo International Value Portfolio

Security name			Shares	Value
United Kingdom (continued)
Bellway plc (Consumer Discretionary, Household Durables)			80,100	$3,414,417
Bovis Homes Group plc (Consumer Discretionary, Household Durables)			182,700	2,625,529
BP plc (Energy, Oil, Gas & Consumable Fuels)			1,023,400	6,651,851
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)			1,099,700	3,629,214
Carillion plc (Industrials, Construction & Engineering)(a)«			764,400	1
Centrica plc (Utilities, Multi-Utilities)			898,500	1,762,826
Chemring Group plc (Industrials, Aerospace & Defense)			294,466	772,498
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)			345,400	2,264,388
Debenhams plc (Consumer Discretionary, Multiline Retail)«			1,238,200	481,728
Firstgroup plc (Industrials, Road & Rail)†			952,400	1,067,045
GKN plc (Consumer Discretionary, Auto Components)			974,500	5,867,846
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			700,600	12,564,372
Highland Gold Mining Limited (Materials, Metals & Mining)			1,280,734	2,472,374
Inchcape plc (Consumer Discretionary, Distributors)			232,100	2,162,144
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			1,270,500	4,516,305
Johnson Matthey plc (Materials, Chemicals)			56,400	2,423,728
Kingfisher plc (Consumer Discretionary, Specialty Retail)			1,215,600	5,982,929
Legal & General Group plc (Financials, Insurance)			1,927,000	6,941,888
Lloyds Banking Group plc (Financials, Banks)			5,260,500	4,970,286
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			705,000	2,854,978
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			558,800	798,533
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			367,200	1,236,512
Old Mutual plc (Financials, Insurance)			1,810,800	6,324,848
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			501,100	3,344,437
Premier Foods plc (Consumer Staples, Food Products)†			73,926	39,844
Redrow plc (Consumer Discretionary, Household Durables)			388,600	3,136,556
Royal Mail plc (Industrials, Air Freight & Logistics)			382,800	2,948,555
SSE plc (Utilities, Electric Utilities)			170,900	2,871,995
Tate & Lyle plc (Consumer Staples, Food Products)			309,500	2,376,985
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			75,800	4,011,476
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			138,516	461,550
Vesuvius plc (Industrials, Machinery)			145,400	1,175,212
				130,751,271

Total Common Stocks (Cost $721,702,678)				826,715,096

	Dividend yield
Preferred Stocks : 1.06%
Brazil : 1.06%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	4.69%		580,100	3,242,728
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	6.01		826,900	2,090,871
Itausa Investimentos Itau SA (Financials, Banks)	2.10		945,000	3,818,535
Total Preferred Stocks (Cost $9,014,823)				9,152,134

		Expiration date

Rights : 0.00%
Brazil : 0.00%
Itausa Investimentos Itau SA (Financials, Banks)†		5-15-2018	22,208	36,652

Total Rights (Cost $0)				36,652

	Yield
Short-Term Investments : 1.78%
Investment Companies : 1.78%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		7,640,485	7,641,249
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		7,789,601	7,789,601
Total Short-Term Investments (Cost $15,430,556)				15,430,850

6

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

		Value
Total investments in securities (Cost $746,148,057)	98.40%	$851,334,732
Other assets and liabilities, net	1.60	13,825,105

Total net assets	100.00%	$865,159,837

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

7

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	29,130,426	146,852,793	168,342,734	7,640,485	$7,641,249
Wells Fargo Government Money Market Fund Select Class	7,366,036	95,848,563	95,424,998	7,789,601	7,789,601

					$15,430,850	1.78%

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,919,118	$45,120,595	$0	$47,039,713
Austria	0	10,368,666	0	10,368,666
Belgium	0	2,314,265	0	2,314,265
Brazil	9,052,395	0	0	9,052,395
Canada	10,875,361	0	0	10,875,361
China	0	20,269,811	0	20,269,811
Denmark	0	11,309,039	0	11,309,039
France	0	73,890,727	0	73,890,727
Germany	0	62,127,412	0	62,127,412
Hong Kong	2,617,622	27,977,916	0	30,595,538
India	5,082,984	0	0	5,082,984
Ireland	846,192	6,584,308	0	7,430,500
Israel	0	4,096,870	0	4,096,870
Italy	0	19,138,585	0	19,138,585
Japan	0	187,358,889	0	187,358,889
Liechtenstein	1,023,559	0	0	1,023,559
Malaysia	0	2,869,702	0	2,869,702
Netherlands	2,971,296	25,990,079	0	28,961,375
Norway	0	10,009,563	0	10,009,563
Poland	0	1,395,412	0	1,395,412
Portugal	0	3,368,803	0	3,368,803

Russia	4,033,109	7,890,867	0	11,923,976
Singapore	0	6,105,537	0	6,105,537
South Africa	0	4,642,530	0	4,642,530
South Korea	4,165,629	17,922,262	0	22,087,891
Spain	0	15,664,632	0	15,664,632
Sweden	0	11,168,406	0	11,168,406
Switzerland	2,764,189	48,699,225	0	51,463,414
Taiwan	0	7,979,891	0	7,979,891
Thailand	11,640,616	457,984	0	12,098,600
Turkey	1,072,178	3,177,601	0	4,249,779
United Kingdom	4,821,005	125,930,266	0	130,751,271
Preferred stocks
Brazil	9,152,134	0	0	9,152,134
Rights
Brazil	0	36,652	0	36,652
Short-term investments
Investment companies	7,789,601	0	0	7,789,601
Investments measured at net asset value*				7,641,249

Total assets	$79,826,988	$763,866,495	$0	$851,334,732

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $7,641,249 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $709,047,947 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Portfolio had no transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.79%
Consumer Discretionary : 5.92%
Hotels, Restaurants & Leisure : 0.90%
Yum China Holdings Incorporated	13,549	$586,943

Internet & Direct Marketing Retail : 0.38%
Booking Holdings Incorporated †	124	252,221

Media : 4.33%
Charter Communications Incorporated Class A †	3,950	1,350,624
Live Nation Incorporated †	18,645	835,296
News Corporation Class A	30,774	496,385
Viacom Incorporated Class B	4,744	158,165
		2,840,470

Specialty Retail : 0.31%
Office Depot Incorporated	77,382	203,515

Consumer Staples : 9.64%
Beverages : 1.73%
PepsiCo Incorporated	10,362	1,137,022

Food & Staples Retailing : 4.90%
Wal-Mart Stores Incorporated	20,320	1,829,003
Walgreens Boots Alliance Incorporated	20,133	1,386,962
		3,215,965

Food Products : 1.63%
Tyson Foods Incorporated Class A	14,333	1,066,089

Household Products : 1.33%
The Procter & Gamble Company	11,104	871,886

Tobacco : 0.05%
Philip Morris International	328	33,964

Energy : 9.97%
Energy Equipment & Services : 0.02%
C&J Energy Services Incorporated †	489	11,736
Oil, Gas & Consumable Fuels : 9.95%
Chevron Corporation	18,012	2,015,903
ConocoPhillips	595	32,314
Devon Energy Corporation	32,757	1,004,657
Exxon Mobil Corporation	39,098	2,961,283
Valero Energy Corporation	5,725	517,655
		6,531,812

Financials : 27.45%
Banks : 11.77%
Bank of America Corporation	88,744	2,848,682
BB&T Corporation	10,245	556,816
Comerica Incorporated	15,007	1,458,981
Fifth Third Bancorp	27,432	906,628
JPMorgan Chase & Company	13,626	1,573,803
US Bancorp	7,044	382,912
		7,727,822

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Capital Markets : 3.22%
Bank of New York Mellon Corporation	9,947	$567,277
State Street Corporation	14,532	1,542,572
		2,109,849

Consumer Finance : 2.35%
Capital One Financial Corporation	15,725	1,539,949

Diversified Financial Services : 4.17%
Berkshire Hathaway Incorporated Class B †	13,201	2,735,247

Insurance : 4.90%
CNO Financial Group Incorporated	53,087	1,196,581
Kemper Corporation	3,501	197,456
Lincoln National Corporation	429	32,677
The Progressive Corporation	24,685	1,421,362
The Travelers Companies Incorporated	2,658	369,462
		3,217,538

Mortgage REITs : 0.73%
Chimera Investment Corporation	28,753	481,900

Thrifts & Mortgage Finance : 0.31%
MGIC Investment Corporation †	14,755	203,471

Health Care : 13.84%
Biotechnology : 3.87%
AbbVie Incorporated	4,011	464,594
Amgen Incorporated	3,832	704,207
Biogen Incorporated †	4,090	1,181,969
Vertex Pharmaceuticals Incorporated †	1,117	185,456
		2,536,226

Health Care Equipment & Supplies : 5.09%
Baxter International Incorporated	22,524	1,526,902
Medtronic plc	22,688	1,812,544
		3,339,446

Health Care Providers & Services : 2.01%
Express Scripts Holding Company †	13,075	986,509
Humana Incorporated	818	222,349
Magellan Health Services Incorporated †	1,100	110,990
		1,319,848

Pharmaceuticals : 2.87%
Catalent Incorporated †	217	9,060
Johnson & Johnson	1,909	247,941
Merck & Company Incorporated	21,606	1,171,477
Pfizer Incorporated	4,930	179,008
Prestige Brands Holdings Incorporated †	8,252	278,918
		1,886,404

Industrials : 6.20%
Aerospace & Defense : 3.17%
General Dynamics Corporation	2,294	510,300
Harris Corporation	8,179	1,277,151
Spirit AeroSystems Holdings Incorporated Class A	734	67,007
The Boeing Company	626	226,743
		2,081,201

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Airlines : 1.85%
Southwest Airlines Company	20,962	$1,212,442

Industrial Conglomerates : 0.75%
Honeywell International Incorporated	3,282	495,943

Machinery : 0.43%
EnPro Industries Incorporated	1,611	116,733
Mueller Industries Incorporated	6,272	166,145
		282,878

Information Technology : 7.95%
Internet Software & Services : 1.10%
Alphabet Incorporated Class A †	641	707,613
IAC Corporation †	88	13,104
		720,717

IT Services : 2.10%
PayPal Holdings Incorporated †	17,348	1,377,605

Semiconductors & Semiconductor Equipment : 2.49%
Intel Corporation	13,899	685,082
Micron Technology Incorporated †	19,500	951,795
		1,636,877

Software : 2.26%
Oracle Corporation	29,216	1,480,375

Materials : 3.54%
Chemicals : 2.13%
LyondellBasell Industries NV Class A	12,916	1,397,770
Metals & Mining : 1.41%
Freeport-McMoRan Incorporated †	47,995	892,707
Newmont Mining Corporation	886	33,845
		926,552

Real Estate : 7.86%
Equity REITs : 7.77%
CoreCivic Incorporated	34,064	708,191
Park Hotels & Resorts Incorporated	47,473	1,233,823
Prologis Incorporated	16,319	990,237
SBA Communications Corporation †	7,879	1,239,130
Weyerhaeuser Company	5,124	179,494
Xenia Hotels & Resorts Incorporated	38,209	751,571
		5,102,446

Real Estate Management & Development : 0.09%
CBRE Group Incorporated Class A †	1,234	57,690

Telecommunication Services : 0.86%
Diversified Telecommunication Services : 0.60%
Verizon Communications Incorporated	8,202	391,563

Wireless Telecommunication Services : 0.26%
Telephone & Data Systems Incorporated	6,196	173,736

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name			Shares	Value
Utilities : 4.56%
Electric Utilities : 2.29%
Avangrid Incorporated			12,747	$618,484
PG&E Corporation			21,510	883,846
				1,502,330

Gas Utilities : 0.57%
UGI Corporation			8,752	377,124

Independent Power & Renewable Electricity Producers : 1.41%
AES Corporation			84,864	922,472

Multi-Utilities : 0.29%
MDU Resources Group Incorporated			7,282	191,442

Total Common Stocks (Cost $58,550,912)				64,180,486

		Yield
Short-Term Investments : 1.94%
Investment Companies : 1.94%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29%	1,272,819	1,272,819

Total Short-Term Investments (Cost $1,272,819)				1,272,819

Total investments in securities (Cost $59,823,731)	99.73%			65,453,305
Other assets and liabilities, net	0.27			178,096

Total net assets	100.00%			$65,631,401

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
plc	Public limited company
REIT	Real estate investment trust

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	12	3-16-2018	$1,612,224	$1,628,640	$16,416	$0

As of February 28, 2018, 2018, the Portfolio had segregated $150,000 as cash collateral for these open futures contracts.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,468,513	17,634,004	17,829,698	1,272,819	$1,272,819	1.94%

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$3,883,149	$0	$0	$3,883,149
Consumer staples	6,324,926	0	0	6,324,926
Energy	6,543,548	0	0	6,543,548
Financials	18,015,776	0	0	18,015,776
Health care	9,081,924	0	0	9,081,924
Industrials	4,072,464	0	0	4,072,464
Information technology	5,215,574	0	0	5,215,574
Materials	2,324,322	0	0	2,324,322
Real estate	5,160,136	0	0	5,160,136
Telecommunication services	565,299	0	0	565,299
Utilities	2,993,368	0	0	2,993,368
Short-term investments
Investment companies	1,272,819	0	0	1,272,819

	65,453,305	0	0	65,453,305
Futures contracts	16,416	0	0	16,416

Total assets	$65,469,721	$0	$0	$65,469,721

Futures contracts are reported at the cumulative unrealized gains on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 96.33%

Consumer Discretionary : 11.21%

Auto Components : 0.72%
Fox Factory Holding Corporation †	359,216	$13,488,561

Diversified Consumer Services : 0.27%
Houghton Mifflin Harcourt Company †	760,525	5,171,570

Hotels, Restaurants & Leisure : 4.88%
Dave & Buster’s Entertainment Incorporated †	253,970	11,370,237
Del Taco Restaurants Incorporated †	460,993	5,808,512
Eldorado Resorts Incorporated †«	523,307	17,844,769
Extended Stay America Incorporated	973,528	19,499,766
Golden Entertainment Incorporated †	256,431	7,151,861
International Game Technology	860,862	22,812,843
Zoe’s Kitchen Incorporated †«	515,261	7,667,084

		92,155,072

Media : 0.91%
IMAX Corporation †	78,996	1,666,816
Lions Gate Entertainment Class A †	197,753	5,584,545
Lions Gate Entertainment Class B	368,796	9,898,485

		17,149,846

Specialty Retail : 3.64%
At Home Group Incorporated †	409,210	12,108,524
Burlington Stores Incorporated †	167,062	20,488,484
Dick’s Sporting Goods Incorporated	110,936	3,552,171
MarineMax Incorporated †	515,106	10,765,715
Monro Muffler Brake Incorporated	203,626	10,364,563
Party City Holdco Incorporated †«	794,610	11,482,115

		68,761,572

Textiles, Apparel & Luxury Goods : 0.79%
G-III Apparel Group Limited †	403,601	14,896,913

Consumer Staples : 2.22%

Food & Staples Retailing : 1.17%
Performance Food Group Company †	722,117	22,132,886

Household Products : 1.05%
Central Garden & Pet Company Class A †	544,296	19,725,287

Energy : 1.13%

Oil, Gas & Consumable Fuels : 1.13%
Diamondback Energy Incorporated †	96,069	11,974,040
GasLog Limited «	569,701	9,400,067

		21,374,107

Financials : 8.93%

Banks : 2.37%
ServisFirst Bancshares Incorporated	312,908	12,566,385
Signature Bank †	49,822	7,283,478
SVB Financial Group †	100,253	24,960,992

		44,810,855

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Capital Markets : 3.99%
Evercore Partners Incorporated Class A	262,752	$24,449,074
Stifel Financial Corporation	349,854	22,345,175
Virtu Financial Incorporated Class A «	496,100	14,734,170
Virtus Investment Partners Incorporated	113,268	13,937,627

		75,466,046

Insurance : 1.00%
Argo Group International Holdings Limited	323,187	18,825,643

Thrifts & Mortgage Finance : 1.57%
Essent Group Limited †	514,523	23,199,842
Sterling Bancorp Incorporated	459,612	6,434,568

		29,634,410

Health Care : 19.38%

Biotechnology : 4.52%
Alnylam Pharmaceuticals Incorporated †	93,869	11,279,299
Emergent BioSolutions Incorporated †	226,210	11,242,637
Epizyme Incorporated †«	309,953	5,486,168
Esperion Therapeutics Incorporated †	117,199	9,423,972
Flexion Therapeutics Incorporated †«	410,218	10,403,128
Foundation Medicine Incorporated †	174,924	14,474,961
Galapagos NV †	67,131	6,995,722
Intercept Pharmaceuticals Incorporated †«	74,810	4,468,401
Intrexon Corporation †«	406,437	5,291,810
Sangamo Biosciences Incorporated †	259,756	6,221,156

		85,287,254

Health Care Equipment & Supplies : 7.12%
AngioDynamics Incorporated †	342,521	5,579,667
Atricure Incorporated †	749,074	13,236,138
Cerus Corporation †	1,697,469	7,265,167
DexCom Incorporated †«	200,290	11,244,281
Glaukos Corporation †«	383,901	12,016,101
Inogen Incorporated †	134,338	16,230,717
K2M Group Holdings Incorporated †	544,183	11,270,030
Nevro Corporation †	236,065	19,149,593
Novocure Limited †«	601,675	12,364,421
Tactile Systems Technology Class I †«	423,772	13,713,262
Wright Medical Group NV †«	611,607	12,446,202

		134,515,579

Health Care Providers & Services : 2.13%
AMN Healthcare Services Incorporated †	290,922	16,189,809
HealthEquity Incorporated †	417,225	24,023,816

		40,213,625

Health Care Technology : 3.85%
athenahealth Incorporated †	89,376	12,489,402
Evolent Health Incorporated Class A †«	983,656	14,410,560
Medidata Solutions Incorporated †	230,478	15,133,185
Tabula Rasa Healthcare Incorporated †	201,493	6,510,239
Teladoc Incorporated †«	399,949	16,037,955
Vocera Communications Incorporated †	296,238	8,146,545

		72,727,886

Life Sciences Tools & Services : 1.21%
ICON plc ADR †	202,139	22,904,370

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 0.55%
Optinose Incorporated †«	206,785	$3,662,162
Pacira Pharmaceuticals Incorporated †	211,805	6,629,497

		10,291,659

Industrials : 18.35%

Aerospace & Defense : 0.66%
Kratos Defense & Security Solutions Incorporated †	1,035,756	12,480,860

Air Freight & Logistics : 0.58%
Hub Group Incorporated Class A †	252,644	11,027,911

Building Products : 3.43%
A.O. Smith Corporation	349,263	22,419,192
JELD-WEN Holding Incorporated †	277,036	8,632,442
Masonite International Corporation †	176,661	10,785,154
NCI Building Systems Incorporated †	649,012	10,578,896
PGT Incorporated †	709,787	12,421,273

		64,836,957

Commercial Services & Supplies : 2.62%
Copart Incorporated †	648,957	30,377,677
KAR Auction Services Incorporated	351,295	18,998,034

		49,375,711

Construction & Engineering : 1.58%
Dycom Industries Incorporated †	101,300	11,066,012
Granite Construction Incorporated	324,348	18,844,619

		29,910,631

Machinery : 4.80%
EnPro Industries Incorporated	219,794	15,926,273
Gardner Denver Holdings Incorporated †	653,675	20,924,137
Gates Industrial Corporation plc †«	814,639	14,142,133
REV Group Incorporated	475,012	12,825,324
SPX Corporation †	474,828	14,828,878
Wabash National Corporation	549,233	12,000,741

		90,647,486

Professional Services : 1.95%
ICF International Incorporated	88,797	5,061,429
On Assignment Incorporated †	336,228	25,785,325
RPX Corporation	592,023	5,937,991

		36,784,745

Road & Rail : 2.73%
Genesee & Wyoming Incorporated Class A †	240,558	16,725,998
Knight-Swift Transportation Holdings Incorporated	349,534	16,833,557
Schneider National Incorporated Class B «	695,251	17,979,191

		51,538,746

Information Technology : 29.80%
Communications Equipment : 2.27%
Ciena Corporation †	811,005	18,790,986
Lumentum Holdings Incorporated †«	392,937	23,969,157

		42,760,143

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 1.01%
Tech Data Corporation †	184,598	$19,076,357

Internet Software & Services : 7.36%
2U Incorporated †	392,312	32,475,587
Benefitfocus Incorporated †«	398,000	9,631,600
Cloudera Incorporated †	737,259	14,044,784
Cornerstone OnDemand Incorporated †	383,272	15,714,152
Hortonworks Incorporated †	578,002	10,392,476
Mimecast Limited †	363,272	12,620,069
New Relic Incorporated †	237,820	17,070,720
Okta Incorporated †	195,247	7,534,582
Shopify Incorporated Class A †	141,628	19,574,406

		139,058,376

IT Services : 1.08%
Acxiom Corporation †	746,207	20,423,686

Semiconductors & Semiconductor Equipment : 6.92%
Axcelis Technologies Incorporated †	536,697	13,122,242
Cypress Semiconductor Corporation	1,546,292	27,013,721
FormFactor Incorporated †	1,190,754	15,598,877
Microsemi Corporation †	431,665	28,015,059
Nanometrics Incorporated †	343,305	9,059,819
Silicon Motion Technology Corporation ADR «	276,531	12,961,008
Teradyne Incorporated	547,911	24,875,159

		130,645,885

Software : 11.16%
Atlassian Corporation plc Class A †	338,278	18,365,113
Cadence Design Systems Incorporated †	604,125	23,421,926
CyberArk Software Limited †«	259,522	12,848,934
Nuance Communications Incorporated †	1,001,138	16,078,276
PTC Incorporated †	406,862	30,010,141
RealPage Incorporated †	533,483	27,874,487
SS&C Technologies Holdings Incorporated	726,570	35,979,746
Talend SA ADR †	283,027	13,324,911
The Ultimate Software Group Incorporated †	62,009	14,786,666
Zendesk Incorporated †	418,539	18,072,514

		210,762,714

Materials : 4.74%

Chemicals : 1.27%
KMG Chemicals Incorporated	167,558	10,048,453
Orion Engineered Carbons SA	506,401	13,951,348

		23,999,801

Construction Materials : 0.67%
US Concrete Incorporated †«	173,673	12,634,711

Metals & Mining : 1.85%
Carpenter Technology Corporation	296,962	15,127,244
Steel Dynamics Incorporated	428,662	19,825,618

		34,952,862

Paper & Forest Products : 0.95%
Boise Cascade Company	442,653	17,838,916

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Real Estate : 0.57%

Equity REITs : 0.57%
QTS Realty Trust Incorporated Class A				336,664	10,864,144

					Value
Total Common Stocks (Cost $1,222,514,272)					$1,819,153,783

Security name			Expiration date		Shares
Rights : 0.00%
Consumer Discretionary : 0.00%

Media : 0.00%
Media General Incorporated (a)			12-31-2018	347,897	0

Total Rights (Cost $0)					0
		Yield
Short-Term Investments : 14.14%
Investment Companies : 14.14%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%		188,796,930	188,815,810
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29		78,209,054	78,209,054

Total Short-Term Investments (Cost $267,011,998)					267,024,864

Total investments in securities (Cost $1,489,526,270)	110.47%				2,086,178,647
Other assets and liabilities, net	(10.47)				(197,721,446)

Total net assets	100.00%				$1,888,457,201

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

LLC	Limited liability company

plc	Public limited company

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	205,550,129	672,278,129	689,031,328	188,796,930	$188,815,810
Wells Fargo Government Money Market Fund Select Class	62,006,657	369,981,597	353,779,200	78,209,054	78,209,054

					$267,024,864	14.14%

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$211,623,534	$0	$0	$211,623,534
Consumer staples	41,858,173	0	0	41,858,173
Energy	21,374,107	0	0	21,374,107
Financials	168,736,954	0	0	168,736,954
Health care	365,940,373	0	0	365,940,373
Industrials	346,603,047	0	0	346,603,047
Information technology	562,727,161	0	0	562,727,161
Materials	89,426,290	0	0	89,426,290
Real estate	10,864,144	0	0	10,864,144
Rights
Consumer discretionary	0	0	0	0
Short-term investments
Investment companies	78,209,054	0	0	78,209,054
Investments measured at net asset value*				188,815,810

Total assets	$1,897,362,837	$0	$0	$2,086,178,647

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $188,815,810 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value

Common Stocks : 97.26%

Consumer Discretionary : 19.36%
Auto Components : 2.14%
American Axle & Manufacturing Holdings Incorporated †	74,005	$1,092,314
Visteon Corporation †	17,916	2,218,717

		3,311,031

Diversified Consumer Services : 1.71%
Adtalem Global Education Incorporated †	57,418	2,644,099

Hotels, Restaurants & Leisure : 5.33%
Eldorado Resorts Incorporated †«	85,484	2,915,004
Extended Stay America Incorporated	76,658	1,535,460
Playags Incorporated †	35,728	739,927
Red Robin Gourmet Burgers Incorporated †	32,838	1,761,759
SeaWorld Entertainment Incorporated †«	87,566	1,281,091

		8,233,241

Household Durables : 3.27%
Century Communities Incorporated †	73,095	2,174,576
Taylor Morrison Home Corporation Class A †	55,427	1,243,782
TRI Pointe Homes Incorporated †	106,166	1,627,525

		5,045,883

Internet & Direct Marketing Retail : 1.20%
1-800-Flowers.com Incorporated Class A †	159,092	1,853,422

Media : 2.82%
AMC Entertainment Holdings Class A «	78,780	1,181,700
IMAX Corporation †	62,679	1,322,527
MSG Networks Incorporated Class A †	76,050	1,855,620

		4,359,847

Specialty Retail : 1.82%
Asbury Automotive Group Incorporated †	19,090	1,257,077
Urban Outfitters Incorporated †	44,129	1,557,312

		2,814,389

Textiles, Apparel & Luxury Goods : 1.07%
Oxford Industries Incorporated	20,631	1,648,830

Consumer Staples : 1.95%

Food & Staples Retailing : 0.87%
United Natural Foods Incorporated †	31,523	1,345,086

Food Products : 1.08%
Darling Ingredients Incorporated †	91,826	1,670,315

Energy : 5.78%

Energy Equipment & Services : 1.41%
C&J Energy Services Incorporated †	41,876	1,005,024
Unit Corporation †	61,477	1,177,899

		2,182,923

Oil, Gas & Consumable Fuels : 4.37%
Callon Petroleum Company †	96,389	1,018,832
Carrizo Oil & Gas Incorporated †	71,230	1,000,782

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings Incorporated	56,276	$1,920,137
Ring Energy Incorporated †	77,424	1,050,644
Scorpio Tankers Incorporated «	325,947	749,678
SM Energy Company	55,150	1,011,451

		6,751,524

Financials : 29.41%

Banks : 20.06%
Banc of California Incorporated «	77,600	1,548,120
Banner Corporation	28,730	1,588,194
Berkshire Hills Bancorp Incorporated	40,724	1,496,607
Cathay General Bancorp	43,390	1,781,593
Chemical Financial Corporation	32,812	1,810,894
ConnectOne Bancorp Incorporated	55,022	1,584,634
Customers Bancorp Incorporated †	44,507	1,305,835
FCB Financial Holdings Class A †	32,176	1,726,242
First Bancorp Corporation	35,005	1,212,223
First Interstate BancSystem Class A	35,463	1,400,789
First Midwest Bancorp Incorporated	53,893	1,305,288
Great Western Bancorp Incorporated	40,707	1,664,509
Green Bancorp Incorporated †	56,457	1,230,763
Independent Bank Group Incorporated	22,998	1,614,460
MB Financial Incorporated	36,362	1,491,206
Old National Bancorp	74,339	1,263,763
Opus Bank	40,231	1,128,480
Renasant Corporation	34,690	1,448,654
Simmons First National Corporation Class A	54,584	1,552,915
Valley National Bancorp	114,849	1,432,167
WesBanco Incorporated	34,186	1,408,805

		30,996,141

Capital Markets : 1.10%
Stifel Financial Corporation	26,622	1,700,347

Consumer Finance : 1.98%
Encore Capital Group Incorporated †«	35,237	1,508,144
PRA Group Incorporated †«	40,277	1,542,609

		3,050,753

Insurance : 4.41%
Horace Mann Educators Corporation	42,687	1,756,570
James River Group Holdings Limited	33,974	1,111,290
Kemper Corporation	35,015	1,974,846
Primerica Incorporated	20,220	1,971,450

		6,814,156

Thrifts & Mortgage Finance : 1.86%
Bofi Holding Incorporated †«	45,298	1,684,633
OceanFirst Financial Corporation	46,140	1,194,103

		2,878,736

Health Care : 9.54%

Health Care Equipment & Supplies : 3.88%
Lantheus Holdings Incorporated †	124,810	1,909,593
Merit Medical Systems Incorporated †	49,263	2,241,467
Natus Medical Incorporated †	59,110	1,841,277

		5,992,337

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 4.55%
Amedisys Incorporated †	24,220	$1,434,066
AMN Healthcare Services Incorporated †	35,849	1,994,997
Magellan Health Services Incorporated †	18,204	1,836,784
Premier Incorporated Class A †«	53,161	1,762,287

		7,028,134

Life Sciences Tools & Services : 1.11%
Cambrex Corporation †	33,052	1,717,051

Industrials : 6.16%

Aerospace & Defense : 0.66%
Triumph Group Incorporated	36,360	1,016,262

Building Products : 0.88%
Builders FirstSource Incorporated †	71,170	1,365,041

Commercial Services & Supplies : 2.03%
Interface Incorporated	84,600	2,047,320
LSC Communications Incorporated	74,661	1,087,064

		3,134,384

Construction & Engineering : 0.68%
KBR Incorporated	69,172	1,047,264

Road & Rail : 1.00%
Hertz Global Holdings Incorporated †«	85,043	1,546,932

Trading Companies & Distributors : 0.91%
Triton International Limited	49,135	1,401,330

Information Technology : 11.02%

Communications Equipment : 2.28%
Comtech Telecommunications Corporation	35,904	793,478
Finisar Corporation †	81,964	1,475,352
Oclaro Incorporated †«	175,101	1,255,474

		3,524,304

Electronic Equipment, Instruments & Components : 2.70%
TTM Technologies Incorporated †	114,888	1,856,590
VeriFone Systems Incorporated †	63,182	1,048,821
Vishay Intertechnology Incorporated	68,854	1,266,914

		4,172,325

IT Services : 1.13%
Virtusa Corporation †	36,400	1,737,008

Semiconductors & Semiconductor Equipment : 3.67%
Cirrus Logic Incorporated †	44,558	1,974,365
FormFactor Incorporated †	121,264	1,588,558
Synaptics Incorporated †	17,403	808,717
Veeco Instruments Incorporated †	71,915	1,305,257

		5,676,897

Software : 1.24%
Tivo Corporation	127,466	1,911,990

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value
Materials : 1.61%

Chemicals : 0.98%
Cabot Corporation			25,273	$1,520,929

Construction Materials : 0.34%
Forterra Incorporated †			73,868	523,724

Metals & Mining : 0.29%
AK Steel Holding Corporation †«			87,489	451,443

Real Estate : 8.52%

Equity REITs : 8.52%
Alexander & Baldwin Incorporated			59,780	1,314,562
Brandywine Realty Trust			89,938	1,408,429
Catchmark Timber Trust Incorporated Class A			82,123	1,074,169
Corporate Office Properties Trust			54,299	1,355,303
Cousins Properties Incorporated			181,487	1,513,602
Equity Commonwealth †			49,127	1,445,316
Four Corners Property Trust Incorporated			54,718	1,201,607
Kite Realty Group Trust			61,247	927,280
Pebblebrook Hotel Trust «			43,341	1,474,027
Sunstone Hotel Investors Incorporated			101,013	1,457,618

				13,171,913

Utilities : 3.91%
Electric Utilities : 2.95%
ALLETE Incorporated			19,912	1,357,003
El Paso Electric Company			34,546	1,678,936
Portland General Electric Company			23,281	924,954
Spark Energy Incorporated Class A «			65,025	604,733

				4,565,626

Gas Utilities : 0.96%
South Jersey Industries Incorporated			56,350	1,476,932

Total Common Stocks (Cost $126,823,924)				150,282,549

		Yield

Short-Term Investments : 15.50%

Investment Companies : 15.50%
Securities Lending Cash Investment LLC (l)(r)(u)		1.62%	18,310,977	18,312,808
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.29	5,630,197	5,630,197

Total Short-Term Investments (Cost $23,942,361)				23,943,005

Total investments in securities (Cost $150,766,285)	112.76%			174,225,554

Other assets and liabilities, net	(12.76)			(19,715,952)

Total net assets	100.00%			$154,509,602

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
Abbreviations:
LLC	Limited liability company

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,908,596	110,767,362	106,364,981	18,310,977	$18,312,808
Wells Fargo Government Money Market Fund Select Class	4,735,638	52,989,566	52,095,007	5,630,197	5,630,197

					$23,943,005	15.50%

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$29,910,742	$0	$0	$29,910,742
Consumer staples	3,015,401	0	0	3,015,401
Energy	8,934,447	0	0	8,934,447
Financials	45,440,133	0	0	45,440,133
Health care	14,737,522	0	0	14,737,522
Industrials	9,511,213	0	0	9,511,213
Information technology	17,022,524	0	0	17,022,524
Materials	2,496,096	0	0	2,496,096
Real estate	13,171,913	0	0	13,171,913
Utilities	6,042,558	0	0	6,042,558
Short-term investments
Investment companies	5,630,197	0	0	5,630,197
Investments measured at net asset value*				18,312,808

Total assets	$155,912,746	$0	$0	$174,225,554

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $18,312,808 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 30.03%
FHLB	3.50%	6-1-2032	$2,524,907	$2,574,611
FHLB	4.00	6-1-2032	331,133	348,651
FHLB	4.50	3-1-2041	686,883	730,355
FHLB	4.50	5-1-2045	281,475	298,400
FHLMC (12 Month LIBOR +1.64%) ±	3.00	11-1-2047	3,509,150	3,486,744
FHLMC	4.00	4-1-2034	3,475,995	3,584,526
FHLMC	4.00	1-1-2042	3,633,115	3,755,322
FHLMC	4.50	3-1-2039	2,608,577	2,758,404
FHLMC	4.50	9-15-2042	13,975,000	14,558,020
FHLMC	3.00	10-15-2047	36,405,267	35,864,242
FHLMC (12 Month LIBOR +1.62%) ±	3.09	2-1-2045	2,199,494	2,209,231
FHLMC	3.50	9-1-2026	968,022	987,810
FHLMC	3.50	12-1-2029	24,012,090	24,493,838
FHLMC	3.50	5-1-2032	1,546,575	1,577,867
FHLMC	3.50	12-1-2045	640,500	641,254
FHLMC	4.00	10-1-2029	1,444,007	1,518,385
FHLMC	4.00	1-1-2034	6,095,885	6,320,405
FHLMC	4.00	6-1-2034	210,618	218,312
FHLMC	4.00	1-1-2035	262,335	274,775
FHLMC	4.00	1-1-2036	388,270	404,425
FHLMC	4.00	10-1-2036	2,708,365	2,808,510
FHLMC	4.00	3-1-2037	311,435	325,462
FHLMC	4.00	3-1-2037	413,315	432,954
FHLMC	4.00	3-1-2037	677,307	705,511
FHLMC	4.00	4-1-2037	3,346,510	3,497,159
FHLMC	4.00	4-1-2037	2,748,920	2,863,385
FHLMC	4.00	8-1-2043	3,105,150	3,209,543
FHLMC	4.00	8-1-2044	1,118,419	1,153,337
FHLMC	4.00	12-1-2045	1,151,596	1,185,156
FHLMC	4.00	2-1-2046	1,338,969	1,377,480
FHLMC	4.00	6-1-2046	2,370,378	2,440,617
FHLMC	4.50	8-1-2020	1,308,297	1,320,252
FHLMC	4.50	6-1-2039	264,881	279,462
FHLMC	4.50	7-1-2039	288,205	304,033
FHLMC	4.50	1-1-2045	1,734,900	1,848,783
FHLMC	5.00	5-1-2044	1,413,362	1,536,285
FHLMC	5.00	6-1-2044	3,654,448	4,015,970
FHLMC	5.00	7-1-2044	3,304,353	3,591,012
FHLMC	6.50	4-1-2021	604	619
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.64	10-15-2023	20,024	20,446
FHLMC Series 1897 Class K	7.00	9-15-2026	697	763
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	2.29	2-15-2027	2,029	2,064
FHLMC Series 2423 Class MC	7.00	3-15-2032	12,781	14,306
FHLMC Series 3829 Class ED	3.50	10-15-2028	373,103	373,436
FHLMC Series 3838 Class QE	3.50	1-15-2029	1,106,290	1,109,294
FHLMC Series 4425 Class A	4.00	9-15-2040	3,300,625	3,416,055
FHLMC Series 4640 Class LD	4.00	9-15-2043	18,110,874	18,728,066
FHLMC Series 4700 Class QJ	4.00	7-15-2044	12,185,000	12,613,905
FHLMC Series 4705 Class A	4.50	9-15-2042	8,054,174	8,501,207
FNMA ¤	0.00	10-9-2019	12,760,000	12,280,406
FNMA	1.50	4-25-2043	2,401,388	2,223,148
FNMA (12 Month LIBOR +1.61%) ±	2.68	5-1-2046	4,426,411	4,423,560
FNMA (12 Month LIBOR +1.61%) ±	2.73	12-1-2047	2,363,575	2,348,539
FNMA (12 Month LIBOR +1.61%) ±	2.90	12-1-2047	5,482,659	5,480,353
FNMA ±±	2.94	9-25-2027	4,255,000	4,144,527
FNMA (12 Month LIBOR +1.61%) ±	2.94	11-1-2047	5,118,023	5,123,194
FNMA (12 Month LIBOR +1.61%) ±	2.95	10-1-2047	7,311,930	7,334,288
FNMA (12 Month LIBOR +1.62%) ±	2.98	9-1-2047	19,597,224	19,695,333
FNMA	3.00	10-1-2028	3,425,005	3,424,057
FNMA	3.00	10-1-2028	1,359,020	1,358,643
FNMA	3.00	10-1-2028	4,538,671	4,537,415
FNMA	3.00	10-1-2028	2,416,225	2,415,556
FNMA	3.00	11-1-2028	2,912,193	2,911,388
FNMA	3.00	1-1-2029	5,250,125	5,248,669
FNMA	3.00	2-1-2029	2,604,450	2,603,730
FNMA	3.00	10-1-2030	12,685,668	12,691,645
FNMA (a)	3.00	3-1-2033	7,588,791	7,606,696
FNMA	3.00	10-1-2033	10,486,700	10,464,773

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.61%) ±	3.03%	12-1-2047	$5,665,620	$5,654,452
FNMA (12 Month LIBOR +1.62%) ±	3.14	3-1-2047	7,244,966	7,314,579
FNMA (12 Month LIBOR +1.62%) ±	3.23	6-1-2047	6,931,618	6,960,013
FNMA	3.50	8-1-2028	91,559	93,362
FNMA	3.50	10-1-2028	3,566,329	3,630,952
FNMA	3.50	9-1-2029	214,734	218,884
FNMA	3.50	7-1-2030	739,274	754,940
FNMA	3.50	2-1-2032	856,055	873,135
FNMA	3.50	4-1-2032	1,366,438	1,392,848
FNMA	3.50	4-1-2032	4,402,139	4,484,657
FNMA	3.50	5-1-2032	3,791,045	3,862,239
FNMA	3.50	6-1-2032	3,398,710	3,462,483
FNMA	3.50	9-1-2032	4,087,599	4,162,463
FNMA %%	3.50	4-17-2033	9,700,000	9,849,289
FNMA	3.50	9-1-2033	952,065	969,474
FNMA	3.50	12-1-2035	11,425,953	11,632,318
FNMA	3.50	9-1-2036	1,453,516	1,476,122
FNMA	3.50	3-1-2037	14,923,654	15,144,069
FNMA	3.50	5-1-2037	12,198,405	12,426,385
FNMA	3.50	6-1-2043	873,366	876,508
FNMA %%	3.50	3-13-2048	103,000,000	102,822,964
FNMA %%	3.50	4-12-2048	67,200,000	66,989,997
FNMA	4.00	4-1-2024	2,664,948	2,740,672
FNMA	4.00	7-1-2024	1,846,696	1,899,245
FNMA	4.00	1-1-2025	3,887,478	3,997,665
FNMA	4.00	4-1-2025	2,344,864	2,411,863
FNMA	4.00	7-1-2029	7,933,340	8,348,579
FNMA	4.00	11-1-2029	2,227,489	2,338,473
FNMA	4.00	2-1-2032	104,613	108,597
FNMA	4.00	5-1-2032	765,613	799,952
FNMA	4.00	6-1-2032	816,265	852,929
FNMA	4.00	6-1-2032	6,563,316	6,855,872
FNMA	4.00	2-1-2033	847,000	889,544
FNMA	4.00	12-1-2033	601,971	626,044
FNMA	4.00	4-1-2034	5,593,550	5,812,074
FNMA	4.00	7-1-2035	9,648,079	10,033,211
FNMA	4.00	11-1-2035	949,014	989,314
FNMA	4.00	11-1-2035	4,243,686	4,413,320
FNMA	4.00	1-1-2036	515,955	537,842
FNMA	4.00	1-1-2036	8,501,124	8,840,639
FNMA	4.00	7-1-2036	6,835,826	7,102,771
FNMA	4.00	9-1-2036	2,884,534	2,994,287
FNMA	4.00	11-1-2036	2,136,143	2,219,532
FNMA	4.00	12-1-2036	236,211	245,446
FNMA	4.00	12-1-2036	432,310	449,208
FNMA	4.00	12-1-2036	6,741,112	7,004,355
FNMA	4.00	1-1-2037	319,511	328,003
FNMA	4.00	2-1-2037	620,442	644,703
FNMA	4.00	2-1-2037	473,275	489,147
FNMA	4.00	3-1-2037	1,680,568	1,747,837
FNMA	4.00	3-1-2037	1,015,048	1,055,365
FNMA	4.00	3-1-2037	1,978,276	2,055,628
FNMA	4.00	3-1-2037	1,467,915	1,523,046
FNMA	4.00	3-1-2037	747,586	777,281
FNMA	4.00	3-1-2037	1,113,857	1,157,413
FNMA	4.00	3-1-2037	983,967	1,020,922
FNMA	4.00	3-1-2037	387,352	403,815
FNMA	4.00	3-1-2037	249,435	259,188
FNMA	4.00	3-1-2037	567,192	589,371
FNMA	4.00	3-1-2037	204,959	213,099
FNMA	4.00	4-1-2037	909,756	945,332
FNMA	4.00	4-1-2037	1,494,552	1,558,073
FNMA	4.00	4-1-2037	1,555,517	1,617,784
FNMA	4.00	4-1-2037	1,582,125	1,649,371
FNMA	4.00	4-1-2037	2,108,064	2,190,496
FNMA	4.00	4-1-2037	4,574,483	4,757,579
FNMA	4.00	5-1-2037	986,443	1,025,928
FNMA	4.00	5-1-2037	609,135	633,331
FNMA	4.00	5-1-2037	1,020,425	1,060,327

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	5-1-2037	$593,177	$618,388
FNMA	4.00	5-1-2037	1,022,935	1,062,937
FNMA	4.00	5-1-2037	1,295,689	1,346,353
FNMA	4.00	5-1-2037	997,545	1,037,475
FNMA	4.00	6-1-2037	1,196,638	1,247,496
FNMA	4.00	6-1-2037	1,719,991	1,788,842
FNMA	4.00	6-1-2037	2,467,376	2,565,384
FNMA	4.00	6-1-2037	1,549,263	1,615,112
FNMA	4.00	7-1-2037	8,045,976	8,358,075
FNMA	4.00	7-1-2037	1,351,802	1,402,574
FNMA	4.00	7-1-2037	656,718	681,383
FNMA	4.00	9-1-2037	1,356,531	1,410,836
FNMA	4.00	9-1-2037	1,221,293	1,269,806
FNMA	4.00	9-1-2037	2,468,996	2,565,548
FNMA	4.00	9-1-2037	2,090,280	2,168,791
FNMA	4.00	9-1-2037	792,306	825,983
FNMA	4.00	10-1-2037	3,730,239	3,872,173
FNMA	4.00	10-1-2037	1,319,830	1,372,259
FNMA	4.00	11-1-2037	7,101,113	7,365,423
FNMA	4.00	11-1-2037	1,929,000	2,001,454
FNMA	4.00	12-1-2037	2,153,687	2,237,911
FNMA	4.00	12-1-2037	1,133,437	1,178,464
FNMA	4.00	12-1-2037	1,518,285	1,579,070
FNMA	4.00	1-1-2038	1,648,000	1,718,055
FNMA	4.00	1-1-2038	2,545,776	2,645,336
FNMA	4.00	1-1-2038	1,082,564	1,125,571
FNMA	4.00	1-1-2038	1,856,617	1,930,946
FNMA	4.00	6-1-2040	21,312,710	21,927,794
FNMA	4.00	11-1-2040	6,004,162	6,198,279
FNMA	4.00	1-1-2042	1,969,065	2,034,145
FNMA	4.00	8-1-2042	1,966,728	2,031,733
FNMA	4.00	10-1-2043	4,454,133	4,594,398
FNMA	4.00	5-1-2045	8,785,031	9,058,375
FNMA	4.00	5-1-2045	1,516,447	1,564,825
FNMA	4.00	8-1-2045	1,977,002	2,037,189
FNMA	4.00	9-1-2045	1,688,854	1,752,742
FNMA	4.00	9-1-2045	978,929	1,008,759
FNMA	4.00	10-1-2045	1,060,644	1,092,297
FNMA	4.00	12-1-2045	695,643	714,410
FNMA	4.00	12-1-2045	167,556	173,011
FNMA	4.00	12-1-2045	445,299	459,810
FNMA	4.00	1-1-2046	3,806,910	3,923,047
FNMA	4.00	5-1-2046	5,856,003	6,041,367
FNMA	4.00	7-1-2046	346,754	358,188
FNMA	4.00	11-1-2046	4,432,699	4,606,460
FNMA	4.00	1-1-2047	914,948	944,085
FNMA	4.00	1-1-2047	578,273	597,671
FNMA	4.00	2-1-2047	3,588,557	3,706,928
FNMA	4.00	2-1-2047	2,058,804	2,126,713
FNMA	4.00	2-1-2047	965,255	994,825
FNMA	4.00	2-1-2047	1,901,961	1,954,422
FNMA	4.00	3-1-2047	1,169,570	1,206,816
FNMA	4.00	3-1-2047	3,058,008	3,158,880
FNMA	4.00	4-1-2047	1,019,504	1,058,416
FNMA	4.00	4-1-2047	1,595,701	1,648,337
FNMA	4.00	4-1-2047	1,009,173	1,036,041
FNMA	4.00	4-1-2047	1,577,556	1,634,043
FNMA	4.00	4-1-2047	2,521,282	2,601,578
FNMA	4.00	4-1-2047	3,307,483	3,426,855
FNMA	4.00	4-1-2047	1,069,491	1,102,434
FNMA	4.00	4-1-2047	1,032,834	1,068,815
FNMA	4.00	5-1-2047	4,401,653	4,533,959
FNMA	4.00	5-1-2047	1,135,699	1,173,162
FNMA	4.00	5-1-2047	1,808,778	1,857,501
FNMA	4.00	5-1-2047	2,405,950	2,469,997
FNMA	4.00	5-1-2047	1,906,273	1,957,018
FNMA	4.00	6-1-2047	1,148,546	1,183,926
FNMA	4.00	8-1-2047	32,465,165	33,456,088

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	10-1-2047	$837,524	$869,721
FNMA	4.00	10-1-2047	815,618	845,442
FNMA	4.00	10-1-2047	2,138,155	2,209,037
FNMA	4.00	10-1-2047	917,306	946,648
FNMA	4.00	11-1-2047	35,168,071	36,365,301
FNMA %%	4.00	3-13-2048	700,000	717,076
FNMA %%	4.00	5-14-2048	139,600,000	142,515,339
FNMA (12 Month LIBOR +1.78%) ±	4.37	4-1-2040	1,259,389	1,308,011
FNMA	4.50	1-1-2020	651,276	655,517
FNMA	4.50	5-1-2034	2,101,050	2,229,965
FNMA	4.50	1-1-2039	5,777,341	6,066,511
FNMA	4.50	6-1-2041	391,418	416,038
FNMA	4.50	3-1-2043	4,665,089	4,938,554
FNMA	4.50	2-1-2044	10,825,011	11,529,650
FNMA	4.50	3-1-2044	1,415,165	1,504,123
FNMA	4.50	4-1-2044	6,079,243	6,476,384
FNMA	4.50	6-1-2044	4,316,372	4,596,704
FNMA	4.50	6-1-2044	486,721	515,377
FNMA	4.50	10-1-2044	283,755	299,706
FNMA	4.50	10-1-2045	7,817,878	8,308,542
FNMA	4.50	12-1-2045	207,745	221,204
FNMA	4.50	12-1-2045	286,971	304,253
FNMA	4.50	2-1-2046	204,012	216,842
FNMA	4.50	2-1-2046	585,600	623,534
FNMA	4.50	3-1-2046	453,431	482,801
FNMA	4.50	4-1-2046	626,112	669,283
FNMA	4.50	6-1-2046	330,503	351,940
FNMA	4.50	4-1-2047	505,810	536,444
FNMA	4.50	4-1-2047	443,196	471,084
FNMA	4.50	4-1-2047	345,946	368,251
FNMA	4.50	4-1-2047	302,004	321,476
FNMA	4.50	5-1-2047	621,155	661,711
FNMA	4.50	5-1-2047	609,975	647,830
FNMA	4.50	5-1-2047	530,732	565,383
FNMA	4.50	5-1-2047	401,978	426,924
FNMA	4.50	5-1-2047	382,621	406,366
FNMA	4.50	5-1-2047	328,727	348,728
FNMA	4.50	5-1-2047	1,791,856	1,898,382
FNMA	4.50	6-1-2047	291,831	314,463
FNMA	4.50	1-1-2048	3,570,046	3,810,159
FNMA	4.50	1-1-2048	3,366,334	3,606,014
FNMA %%	4.50	3-13-2048	22,700,000	23,773,817
FNMA %%	4.50	4-12-2048	13,400,000	14,012,945
FNMA %%	4.50	5-14-2048	109,700,000	114,506,703
FNMA	5.00	7-1-2044	764,653	822,033
FNMA	5.00	8-1-2056	25,202,090	27,284,794
FNMA	6.00	4-1-2022	7,647	8,484
FNMA	6.00	2-1-2029	6,614	7,352
FNMA	6.00	3-1-2033	46,393	51,993
FNMA	6.00	11-1-2033	16,278	18,256
FNMA Series 1998-38 Class PL	6.00	11-25-2028	306,493	333,410
FNMA Series 1999-54 Class LH	6.50	11-25-2029	11,354	12,404
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	75,619
FNMA Series 2011-43 Class AN	3.50	12-25-2028	775,445	775,567
FNMA Series 2014-40 Class EP	3.50	10-25-2042	3,768,807	3,826,955
FNMA Series 2015-18 Class HE	4.00	9-25-2041	11,314,773	11,732,002
FNMA Series 2015-M3 Class FA (1 Month LIBOR +0.22%) ±	1.78	6-25-2018	225,752	225,584
FNMA Series 2016-59 Class CA	3.50	9-25-2043	6,936,065	7,008,434
FNMA Series 2017-13 Class PA	3.00	8-25-2046	6,669,282	6,607,653
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	3,771,000	3,672,474
GNMA	3.00	6-20-2046	9,943,378	9,725,866
GNMA	3.00	12-20-2046	12,647,391	12,364,801
GNMA	4.00	12-20-2047	3,865,109	3,996,698
GNMA	4.00	12-20-2047	3,696,304	3,822,147
GNMA	4.50	1-20-2048	9,112,323	9,665,204
GNMA (a)	5.00	4-1-2033	5,199,000	5,519,998
GNMA %%	3.50	3-20-2048	134,200,000	134,949,628
GNMA	4.00	7-15-2045	649,795	678,026
GNMA	4.00	9-15-2045	1,542,977	1,609,998

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.00%	9-15-2045	$808,894	$844,238
GNMA	4.00	10-15-2045	2,608,049	2,721,452
GNMA	4.00	11-20-2047	31,874,301	32,784,300
GNMA %%	4.00	3-20-2048	69,300,000	71,097,469
GNMA	4.50	5-20-2045	901,976	958,504
GNMA	4.50	6-20-2045	1,168,386	1,245,965
GNMA	4.50	7-20-2045	1,478,574	1,568,173
GNMA	4.50	8-20-2045	594,195	630,194
GNMA	4.50	12-15-2045	1,626,152	1,732,316
GNMA	4.50	12-15-2045	2,489,316	2,638,003
GNMA	4.50	5-15-2046	117,157	124,939
GNMA	4.50	5-15-2046	421,177	448,723
GNMA	4.50	4-15-2047	1,145,770	1,207,905
GNMA	4.50	4-15-2047	1,771,440	1,873,322
GNMA	4.50	8-15-2047	1,086,874	1,153,104
GNMA	4.50	9-15-2047	1,560,769	1,654,681
GNMA	4.50	10-20-2047	8,744,280	9,322,321
GNMA	4.50	11-20-2047	37,874,678	39,420,993
GNMA %%	4.50	3-20-2048	5,500,000	5,716,563
GNMA	5.00	12-20-2039	323,337	355,886
GNMA	5.00	11-20-2045	447,777	489,721
Total Agency Securities (Cost $1,719,794,099)				1,702,974,494

Asset-Backed Securities : 10.62%
Ally Auto Receivables Trust Series 2015-1 Class A4	1.75	5-15-2020	2,707,000	2,695,464
Ally Auto Receivables Trust Series 2015-2 Class A4	1.84	6-15-2020	2,216,000	2,207,403
Ally Auto Receivables Trust Series 2018-1 Class A4	2.51	2-15-2023	2,471,000	2,450,138
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	1.99	2-15-2021	3,386,000	3,394,392
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	6,435,000	6,395,696
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	6,135,000	6,107,981
Capital Auto Receivables Asset Trust Series 2015-3 Class A4	2.13	5-20-2020	1,839,000	1,836,383
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	4,269,000	4,252,497
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,443,043
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,389,074
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	86,000	85,989
Capital One Multi Asset Execution Trust Series 2016-A5 Class A5	1.66	6-17-2024	5,555,000	5,344,021
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2 (1 Month LIBOR +0.33%) ±	1.89	1-21-2025	15,963,000	15,989,834
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	3.21	11-26-2046	4,857,835	4,977,718
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	2,889,000	2,878,253
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	8,597,000	8,526,486
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	10,225,000	10,143,666
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,686,221
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	1,959,000	1,939,602
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,508,026
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,181,372
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	6,865,000	6,708,197
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	5,747,000	5,689,298
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	4,433,000	4,372,981
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	2.13	6-25-2031	5,319,000	5,303,050
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	3.19	10-15-2031	6,169,000	6,376,864
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	2.29	9-16-2024	2,455,073	2,461,186
Navient Student Loan Trust Series 2015-1 Class A2 (1 Month LIBOR +0.60%) ±	2.22	4-25-2040	638,000	640,173
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,773,640
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	2.32	2-25-2070	13,473,662	13,592,285
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) 144A±	2.47	6-25-2065	3,223,000	3,253,590
Navient Student Loan Trust Series 2016-5A Class A (1 Month LIBOR +1.25%) 144A±	2.87	6-25-2065	2,791,311	2,850,056

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2016-7A Class A (1 Month LIBOR +1.15%) 144A±	2.77%	3-25-2066	$7,612,947	$7,770,714
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	9,481,695	9,698,417
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	3.74	12-15-2045	3,582,731	3,781,865
Navient Student Loan Trust Series 2017-1A Class A3 (1 Month LIBOR +1.15%) 144A±	2.77	7-26-2066	22,408,000	22,974,707
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	2.39	9-25-2065	9,975,103	10,036,046
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +1.05%) 144A±	2.67	12-27-2066	8,690,634	8,821,358
Navient Student Loan Trust Series 2017-3A Class A (1 Month LIBOR +0.85%) 144A±	2.47	2-25-2066	9,737,972	9,834,781
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	2.67	7-26-2066	7,678,000	7,895,163
Navient Student Loan Trust Series 2017-4A Class A3 (1 Month LIBOR +1.00%) 144A±	2.62	9-27-2066	13,269,000	13,536,568
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) 144A±	2.42	7-26-2066	17,023,004	17,201,575
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	1.99	12-16-2058	5,259,366	5,266,645
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.49	12-16-2058	6,435,000	6,511,311
Navient Student Loan Trust Series 2018-1A Class A3 (1 Month LIBOR +0.72%) 144A±	2.28	3-25-2067	8,610,000	8,633,923
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,231,946
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.91	1-25-2037	3,160,623	3,154,050
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	1.93	10-27-2036	3,436,994	3,396,302
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	1.86	10-25-2033	17,486,574	17,181,041
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	1.76	3-23-2037	4,358,084	4,295,543
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	1.78	12-24-2035	18,688,103	18,419,789
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	1.84	3-22-2032	4,580,000	4,510,753
Nelnet Student Loan Trust Series 2006-2 Class A6 (3 Month LIBOR +0.12%) ±	1.87	4-25-2031	13,841,000	13,885,825
Nelnet Student Loan Trust Series 2010-4A Class A (1 Month LIBOR +0.80%) 144A±	2.42	4-25-2046	2,023,779	2,043,381
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.42	9-25-2065	6,496,261	6,563,058
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	2.34	12-15-2032	4,264,860	4,249,517
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.75%) 144A±	2.50	10-25-2029	10,671,000	10,630,061
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.95	7-27-2026	200,363	200,761
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	1.85	1-25-2021	8,885,135	8,804,742
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	1.81	7-25-2022	11,939,000	11,605,671
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	2.02	3-25-2025	2,209,181	2,194,775
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	2.57	9-25-2028	15,630,508	15,756,796
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	2.32	1-25-2029	7,913,413	7,941,636
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	2.37	5-26-2026	3,605,772	3,586,395
SLM Student Loan Trust Series 2012-6 Class B (1 Month LIBOR +1.00%) ±	2.62	4-27-2043	3,262,000	3,079,420
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	531,495	531,496
SLM Student Loan Trust Series 2012-E Class A2 (1 Month LIBOR +1.75%) 144A±	3.34	6-15-2045	1,670,050	1,677,991
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) 144A±	2.69	6-17-2030	795,175	799,798

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49%	6-15-2027	$2,636,239	$2,604,726
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	2.59	6-15-2027	5,841,912	5,900,247
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,303,149	3,286,371
SMB Private Education Loan Trust Series 2015-B Class A2B (1 Month LIBOR +1.20%) 144A±	2.79	7-15-2027	9,141,253	9,237,652
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	4,214,824	4,190,871
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	2.99	7-15-2027	3,188,146	3,235,892
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,317,742
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	3.09	5-15-2031	16,601,000	17,228,339
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	9,867,000	9,642,611
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.04	2-17-2032	14,994,000	15,413,252
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	10,975,000	10,614,178
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	2.69	9-15-2034	10,351,000	10,511,742
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.49	9-15-2034	1,631,000	1,651,533
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	2.34	10-15-2035	7,998,000	8,038,971
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,900,855
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	1,924,000	1,881,921
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	12,297,000	12,109,260
World Financial Network Credit Card Master Trust Series 2014-B Class A4	1.68	12-15-2020	2,101,000	2,091,122
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	440,969
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	12,722,000	12,308,658
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,788,347
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	6,913,008
World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	12,914,000	12,696,993
Total Asset-Backed Securities (Cost $599,345,505)				602,163,659

Corporate Bonds and Notes : 19.03%
Consumer Discretionary : 1.04%
Household Durables : 0.09%
Lennar Corporation 144A	4.75	11-29-2027	5,280,000	5,108,400

Internet & Direct Marketing Retail : 0.23%
Amazon.com Incorporated 144A	3.15	8-22-2027	3,921,000	3,779,629
Amazon.com Incorporated	3.80	12-5-2024	1,953,000	2,003,990
Amazon.com Incorporated 144A	3.88	8-22-2037	3,461,000	3,447,561
Amazon.com Incorporated 144A	4.05	8-22-2047	2,960,000	2,943,875
Amazon.com Incorporated 144A	4.25	8-22-2057	1,168,000	1,164,986
				13,340,041

Media : 0.72%
21st Century Fox America Incorporated	4.75	11-15-2046	1,612,000	1,740,332
21st Century Fox America Incorporated	4.95	10-15-2045	1,155,000	1,287,991
CBS Corporation	2.50	2-15-2023	6,795,000	6,476,561
CBS Corporation	3.38	2-15-2028	3,430,000	3,209,969
Charter Communications Operating LLC	3.75	2-15-2028	2,181,000	2,016,818
Charter Communications Operating LLC	4.20	3-15-2028	3,392,000	3,249,486
Charter Communications Operating LLC	4.46	7-23-2022	1,990,000	2,037,346
Charter Communications Operating LLC	5.38	5-1-2047	2,003,000	1,982,640
Comcast Corporation	4.00	8-15-2047	1,185,000	1,115,987
Discovery Communications LLC	3.95	11-15-2027	3,676,000	3,541,417

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Discovery Communications LLC	3.95%	3-20-2028	$2,200,000	$2,111,960
Discovery Communications LLC	4.88	4-1-2043	2,325,000	2,217,220
NBCUniversal Media LLC	4.45	1-15-2043	745,000	749,231
Time Warner Cable Incorporated	3.80	2-15-2027	3,000,000	2,903,266
Time Warner Cable Incorporated	4.85	7-15-2045	2,785,000	2,783,429
Time Warner Cable Incorporated	6.55	5-1-2037	1,437,000	1,634,386
Viacom Incorporated	4.38	3-15-2043	1,755,000	1,578,122
				40,636,161

Consumer Staples : 1.52%
Beverages : 0.48%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	11,140,000	11,036,598
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	2,057,000	2,193,154
Constellation Brands Incorporated	3.20	2-15-2023	4,466,000	4,410,340
Constellation Brands Incorporated	3.60	2-15-2028	6,886,000	6,654,404
PepsiCo Incorporated	3.00	10-15-2027	2,961,000	2,848,025
				27,142,521

Food & Staples Retailing : 0.25%
Costco Wholesale Corporation	2.30	5-18-2022	2,588,000	2,521,462
Costco Wholesale Corporation	2.75	5-18-2024	4,544,000	4,419,834
Costco Wholesale Corporation	3.00	5-18-2027	7,690,000	7,439,176
				14,380,472

Food Products : 0.26%
Kraft Heinz Foods Company	2.80	7-2-2020	6,237,000	6,201,568
Kraft Heinz Foods Company	3.00	6-1-2026	3,124,000	2,869,801
Kraft Heinz Foods Company	4.38	6-1-2046	5,953,000	5,407,935
				14,479,304

Household Products : 0.10%
Church & Dwight Company Incorporated	2.45	8-1-2022	1,565,000	1,516,808
Church & Dwight Company Incorporated	3.15	8-1-2027	2,597,000	2,445,498
Church & Dwight Company Incorporated	3.95	8-1-2047	1,565,000	1,459,942
				5,422,248

Tobacco : 0.43%
B.A.T. Capital Corporation 144A	2.30	8-14-2020	3,161,000	3,103,659
B.A.T. Capital Corporation 144A	2.76	8-15-2022	6,311,000	6,131,033
B.A.T. Capital Corporation 144A	3.22	8-15-2024	4,085,000	3,934,876
B.A.T. Capital Corporation 144A	3.56	8-15-2027	3,078,000	2,942,405
B.A.T. Capital Corporation 144A	4.54	8-15-2047	2,028,000	1,972,472
Reynolds American Incorporated	5.85	8-15-2045	5,630,000	6,520,850
				24,605,295

Energy : 1.68%
Energy Equipment & Services : 0.14%
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	8,163,000	8,275,566

Oil, Gas & Consumable Fuels : 1.54%
Anadarko Petroleum Corporation	4.50	7-15-2044	4,267,000	4,104,641
Anadarko Petroleum Corporation	4.85	3-15-2021	2,326,000	2,427,039
Andeavor Logistics LP	3.50	12-1-2022	2,393,000	2,354,983
Andeavor Logistics LP	4.25	12-1-2027	926,000	903,549
Andeavor Logistics LP	5.20	12-1-2047	2,105,000	2,048,625
Chevron Corporation	2.95	5-16-2026	1,935,000	1,856,238
Cimarex Energy Company	4.38	6-1-2024	6,456,000	6,698,945
Concho Resources Incorporated	3.75	10-1-2027	3,554,000	3,458,875
Concho Resources Incorporated	4.88	10-1-2047	2,045,000	2,111,758

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	2.50%	6-15-2018	$4,060,000	$4,058,466
Energy Transfer Partners LP	6.13	12-15-2045	3,497,000	3,730,486
Enterprise Products Operating LLC	4.85	3-15-2044	1,018,000	1,060,618
Enterprise Products Partners LP	4.25	2-15-2048	6,345,000	6,054,612
Hess Corporation	5.60	2-15-2041	1,252,000	1,290,735
Kinder Morgan Energy Partners LP	5.40	9-1-2044	2,157,000	2,216,370
Kinder Morgan Incorporated	3.15	1-15-2023	7,820,000	7,656,014
Kinder Morgan Incorporated 144A	5.00	2-15-2021	6,316,000	6,590,446
Kinder Morgan Incorporated	5.55	6-1-2045	2,705,000	2,848,024
Marathon Petroleum Corporation	5.00	9-15-2054	1,445,000	1,406,700
Occidental Petroleum Corporation %%	4.20	3-15-2048	3,230,000	3,207,051
Plains All American Pipeline LP	4.50	12-15-2026	960,000	956,477
Sabine Pass Liquefaction LLC	5.00	3-15-2027	4,783,000	4,968,108
Sabine Pass Liquefaction LLC	5.88	6-30-2026	2,115,000	2,309,517
Western Gas Partners LP %%	5.30	3-1-2048	5,999,000	5,997,186
Western Gas Partners LP	5.45	4-1-2044	900,000	918,421
Williams Partners LP	3.75	6-15-2027	2,969,000	2,869,792
Williams Partners LP %%	4.85	3-1-2048	3,086,000	3,093,195
				87,196,871

Financials : 5.59%
Banks : 2.72%
Bank of America Corporation (3 Month LIBOR +0.37%) ±	2.74	1-23-2022	6,075,000	6,010,515
Bank of America Corporation	3.30	1-11-2023	14,457,000	14,407,400
Bank of America Corporation (3 Month LIBOR +0.81%) ±	3.37	1-23-2026	5,277,000	5,154,298
Bank of America Corporation (3 Month LIBOR +0.78%) ±%%	3.55	3-5-2024	16,300,000	16,300,000
Bank of America Corporation (3 Month LIBOR +1.37%) ±	3.59	7-21-2028	6,592,000	6,412,034
Bank of America Corporation (3 Month LIBOR +1.07%) ±%%	3.97	3-5-2029	8,690,000	8,690,000
Bank of America Corporation	4.00	4-1-2024	5,176,000	5,310,215
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	4,519,000	4,600,094
Bank of America Corporation	4.45	3-3-2026	3,229,000	3,301,589
Capital One NA	2.65	8-8-2022	3,682,000	3,554,787
Citigroup Incorporated	2.70	10-27-2022	11,970,000	11,616,370
Citigroup Incorporated (3 Month LIBOR +0.72%) ±	3.14	1-24-2023	11,215,000	11,133,386
Citigroup Incorporated (3 Month LIBOR +1.17%) ±	3.88	1-24-2039	1,465,000	1,405,567
Citigroup Incorporated	4.13	7-25-2028	3,688,000	3,661,530
Citigroup Incorporated	4.45	9-29-2027	7,657,000	7,813,837
JPMorgan Chase & Company	2.30	8-15-2021	4,325,000	4,216,799
JPMorgan Chase & Company	2.95	10-1-2026	11,367,000	10,682,953
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	8,135,000	7,874,975
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	2,125,000	2,126,263
PNC Bank NA	2.50	1-22-2021	6,335,000	6,257,229
PNC Bank NA	3.25	1-22-2028	7,195,000	6,954,619
Santander Holdings USA Incorporated 144A	3.40	1-18-2023	3,000,000	2,933,879
Santander Holdings USA Incorporated 144A	4.40	7-13-2027	3,910,000	3,907,039
				154,325,378

Capital Markets : 1.05%
Bank of New York Mellon Corporation	3.25	5-16-2027	6,580,000	6,384,122
Goldman Sachs Group Incorporated	2.75	9-15-2020	4,950,000	4,917,231
Goldman Sachs Group Incorporated	3.20	2-23-2023	4,814,000	4,740,094
Goldman Sachs Group Incorporated	3.50	11-16-2026	3,003,000	2,892,918
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,074,000	3,893,847
Lazard Group LLC	3.75	2-13-2025	1,035,000	1,024,650
Morgan Stanley	2.63	11-17-2021	10,847,000	10,620,698
Morgan Stanley	2.75	5-19-2022	13,795,000	13,483,955
Morgan Stanley	3.13	1-23-2023	1,828,000	1,798,470
Morgan Stanley	3.63	1-20-2027	6,848,000	6,713,320
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	3,043,000	2,966,528
				59,435,833

Consumer Finance : 1.22%
Capital One Financial Corporation	2.40	10-30-2020	3,870,000	3,801,807

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Capital One Financial Corporation	3.20%	1-30-2023	$4,901,000	$4,801,682
Capital One Financial Corporation	3.80	1-31-2028	2,950,000	2,864,032
Capital One Financial Corporation	4.20	10-29-2025	1,454,000	1,441,848
ERAC USA Finance LLC 144A	4.50	2-15-2045	975,000	964,187
Ford Motor Credit Company LLC	3.34	3-28-2022	5,285,000	5,205,863
Ford Motor Credit Company LLC	3.82	11-2-2027	6,928,000	6,470,323
Ford Motor Credit Company LLC	5.29	12-8-2046	3,725,000	3,663,903
General Motors Financial Company	3.25	1-5-2023	7,410,000	7,255,122
General Motors Financial Company	3.50	11-7-2024	5,602,000	5,403,298
General Motors Financial Company	4.35	1-17-2027	2,037,000	2,031,462
General Motors Financial Company	5.15	4-1-2038	4,175,000	4,122,989
John Deere Capital Corporation	2.65	6-24-2024	4,905,000	4,728,248
John Deere Capital Corporation	2.80	9-8-2027	4,911,000	4,647,020
John Deere Capital Corporation	3.05	1-6-2028	3,973,000	3,832,740
Synchrony Financial	3.95	12-1-2027	8,278,000	7,946,917
				69,181,441

Diversified Financial Services : 0.11%
General Electric Capital Corporation	5.88	1-14-2038	1,813,000	2,122,592
National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	4,115,000	4,046,822
				6,169,414

Insurance : 0.49%
American International Group Incorporated	3.30	3-1-2021	3,925,000	3,934,046
American International Group Incorporated	4.38	1-15-2055	1,540,000	1,438,159
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,841,371
Brighthouse Financial Incorporated 144A	3.70	6-22-2027	5,635,000	5,268,493
Markel Corporation	3.50	11-1-2027	2,850,000	2,739,377
New York Life Global Funding 144A	3.00	1-10-2028	8,429,000	8,042,850
XL Capital Limited	6.25	5-15-2027	2,316,000	2,681,379
				27,945,675

Health Care : 2.15%
Biotechnology : 0.73%
AbbVie Incorporated	2.50	5-14-2020	7,869,000	7,799,257
AbbVie Incorporated	3.20	5-14-2026	4,915,000	4,696,101
AbbVie Incorporated	4.45	5-14-2046	2,855,000	2,831,889
AbbVie Incorporated	4.50	5-14-2035	1,905,000	1,962,430
Celgene Corporation	2.75	2-15-2023	7,450,000	7,204,243
Celgene Corporation	2.88	2-19-2021	2,055,000	2,045,070
Celgene Corporation	3.25	2-20-2023	4,093,000	4,053,058
Celgene Corporation	3.90	2-20-2028	3,101,000	3,047,507
Celgene Corporation	4.35	11-15-2047	3,342,000	3,147,659
Celgene Corporation	4.55	2-20-2048	1,430,000	1,386,696
Gilead Sciences Incorporated	4.15	3-1-2047	3,062,000	2,956,891
				41,130,801

Health Care Equipment & Supplies : 0.69%
Abbott Laboratories	3.75	11-30-2026	8,690,000	8,618,399
Abbott Laboratories	4.90	11-30-2046	1,384,000	1,485,213
Becton Dickinson & Company	2.40	6-5-2020	6,915,000	6,802,509
Becton Dickinson & Company	2.89	6-6-2022	5,795,000	5,646,199
Becton Dickinson & Company	3.70	6-6-2027	4,520,000	4,322,526
Becton Dickinson & Company	4.69	12-15-2044	3,810,000	3,818,081
Stryker Corporation %%	3.65	3-7-2028	8,605,000	8,598,517
				39,291,444

Health Care Providers & Services : 0.25%
Anthem Incorporated	2.50	11-21-2020	4,422,000	4,373,122
Anthem Incorporated	2.95	12-1-2022	4,495,000	4,399,456
Anthem Incorporated	3.35	12-1-2024	2,225,000	2,166,732
Anthem Incorporated	3.65%	12-1-2027	3,312,000	3,215,134
				14,154,444

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.14%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	$2,895,000	$2,707,280
Thermo Fisher Scientific Incorporated	3.20	8-15-2027	5,635,000	5,356,345
				8,063,625

Pharmaceuticals : 0.34%
Eli Lilly and Company	2.35	5-15-2022	1,860,000	1,811,254
Eli Lilly and Company	3.95	5-15-2047	1,690,000	1,707,480
Johnson & Johnson	2.63	1-15-2025	2,135,000	2,067,582
Johnson & Johnson	2.90	1-15-2028	8,735,000	8,381,201
Johnson & Johnson	3.40	1-15-2038	2,610,000	2,499,567
Johnson & Johnson	3.50	1-15-2048	3,300,000	3,094,476
				19,561,560

Industrials : 1.32%
Aerospace & Defense : 0.84%
Northrop Grumman Corporation	2.08	10-15-2020	6,830,000	6,689,429
Northrop Grumman Corporation	2.55	10-15-2022	6,689,000	6,465,148
Northrop Grumman Corporation	2.93	1-15-2025	4,460,000	4,281,429
Northrop Grumman Corporation	3.20	2-1-2027	6,860,000	6,590,154
Northrop Grumman Corporation	3.25	8-1-2023	6,237,000	6,188,172
Northrop Grumman Corporation	3.25	1-15-2028	7,561,000	7,240,598
Northrop Grumman Corporation	4.03	10-15-2047	4,515,000	4,335,494
The Boeing Company	3.25	3-1-2028	3,220,000	3,181,020
The Boeing Company	3.55	3-1-2038	1,710,000	1,647,725
The Boeing Company	3.63	3-1-2048	1,360,000	1,291,457
				47,910,626

Air Freight & Logistics : 0.08%
FedEx Corporation	4.40	1-15-2047	1,220,000	1,210,849
FedEx Corporation	4.55	4-1-2046	3,305,000	3,364,447
				4,575,296

Construction & Engineering : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,784,686
Road & Rail : 0.22%
Burlington Northern Santa Fe LLC %%	4.05	6-15-2048	5,225,000	5,197,464
CSX Corporation	4.30	3-1-2048	1,028,000	1,015,342
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,449,000	3,446,578
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	2,874,000	2,753,209
				12,412,593

Trading Companies & Distributors : 0.13%
Air Lease Corporation	3.63	4-1-2027	4,550,000	4,346,267
Air Lease Corporation	3.63	12-1-2027	3,180,000	3,025,502
				7,371,769

Information Technology : 1.34%
Semiconductors & Semiconductor Equipment : 0.32%
Analog Devices Incorporated	2.50	12-5-2021	4,255,000	4,159,799
Analog Devices Incorporated	3.13	12-5-2023	4,550,000	4,485,263
Analog Devices Incorporated	3.50	12-5-2026	1,563,000	1,526,297
Broadcom Corporation	3.50	1-15-2028	4,560,000	4,210,228
Qualcomm Incorporated	3.25%	5-20-2027	4,076,000	3,811,673
				18,193,260

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.57%
Microsoft Corporation	2.00	8-8-2023	$5,205,000	$4,922,302
Microsoft Corporation	4.10	2-6-2037	3,396,000	3,569,086
Oracle Corporation	2.63	2-15-2023	6,919,000	6,748,675
Oracle Corporation	2.95	11-15-2024	4,575,000	4,442,240
Oracle Corporation	3.25	11-15-2027	4,146,000	4,021,682
Oracle Corporation	3.80	11-15-2037	4,696,000	4,643,942
Oracle Corporation	4.00	11-15-2047	4,097,000	4,061,114
				32,409,041

Technology Hardware, Storage & Peripherals : 0.45%
Apple Incorporated	2.85	5-11-2024	8,550,000	8,329,547
Apple Incorporated	3.20	5-11-2027	5,765,000	5,618,060
Apple Incorporated	3.75	11-13-2047	3,169,000	3,020,367
Apple Incorporated	4.38	5-13-2045	1,905,000	1,996,207
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	980,000	1,048,415
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,498,000	1,895,256
Hewlett Packard Enterprise Company	6.35	10-15-2045	3,080,000	3,252,440
				25,160,292

Materials : 0.57%
Chemicals : 0.34%
CF Industries Incorporated 144A	3.40	12-1-2021	6,307,000	6,259,219
CF Industries Incorporated 144A	4.50	12-1-2026	4,186,000	4,259,991
The Sherwin-Williams Company	2.75	6-1-2022	5,100,000	4,973,797
The Sherwin-Williams Company	3.45	6-1-2027	1,991,000	1,918,619
The Sherwin-Williams Company	4.50	6-1-2047	1,835,000	1,830,233
				19,241,859

Construction Materials : 0.04%
Vulcan Materials Company	4.50	6-15-2047	2,205,000	2,120,540

Containers & Packaging : 0.09%
International Paper Company	5.15	5-15-2046	4,727,000	5,161,653

Metals & Mining : 0.10%
Barrick Gold Finance Company LLC	5.70	5-30-2041	4,875,000	5,671,443

Real Estate : 1.02%
Equity REITs : 1.02%
American Tower Corporation	3.60	1-15-2028	6,016,000	5,710,071
Boston Properties LP	3.20	1-15-2025	5,387,000	5,224,281
Brandywine Operating Partnership LP	3.95	2-15-2023	1,102,000	1,104,913
DDR Corporation «	4.25	2-1-2026	1,450,000	1,437,681
DDR Corporation	4.63	7-15-2022	5,566,000	5,792,891
Mid-America Apartments LP	3.60	6-1-2027	2,032,000	1,977,671
Mid-America Apartments LP	3.75	6-15-2024	4,930,000	4,962,967
Mid-America Apartments LP	4.00	11-15-2025	2,500,000	2,521,262
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,147,442
Public Storage	2.37	9-15-2022	5,594,000	5,422,761
Public Storage	3.09	9-15-2027	4,516,000	4,334,724
Regency Centers LP	3.60	2-1-2027	2,050,000	1,971,475
Regency Centers LP %%	4.13	3-15-2028	2,481,000	2,477,043
Tanger Properties LP	3.75	12-1-2024	2,528,000	2,479,740
Tanger Properties LP	3.88	12-1-2023	2,769,000	2,750,904
Washington Prime Group Incorporated	5.95	8-15-2024	1,945,000	1,930,162
WEA Finance LLC 144A	3.15%	4-5-2022	5,420,000	5,378,585
				57,624,573

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 1.00%
Diversified Telecommunication Services : 1.00%
AT&T Incorporated	3.40	5-15-2025	$13,000,000	$12,515,857
AT&T Incorporated	3.90	8-14-2027	2,381,000	2,362,275
AT&T Incorporated	4.45	4-1-2024	2,741,000	2,825,155
AT&T Incorporated	4.90	8-14-2037	1,256,000	1,258,647
AT&T Incorporated	5.15	2-14-2050	2,020,000	2,016,048
AT&T Incorporated	5.25	3-1-2037	9,204,000	9,539,698
AT&T Incorporated	5.45	3-1-2047	5,055,000	5,243,756
Verizon Communications Incorporated	4.13	8-15-2046	8,161,000	7,271,242
Verizon Communications Incorporated	4.27	1-15-2036	1,965,000	1,884,752
Verizon Communications Incorporated	4.40	11-1-2034	7,442,000	7,304,410
Verizon Communications Incorporated	5.01	8-21-2054	2,011,000	1,992,029
Verizon Communications Incorporated	5.50	3-16-2047	2,351,000	2,568,418
				56,782,287

Utilities : 1.80%
Electric Utilities : 1.57%
Alabama Power Company	3.70	12-1-2047	3,152,000	2,994,484
Appalachian Power Company	3.30	6-1-2027	3,225,000	3,136,038
Baltimore Gas & Electric Company	3.75	8-15-2047	1,970,000	1,881,734
Berkshire Hathaway Energy Company 144A	3.25	4-15-2028	2,378,000	2,300,383
CenterPoint Energy Houston Electric LLC	3.95	3-1-2048	4,085,000	4,099,567
Charter Communications Operating LLC	3.60	9-15-2047	3,768,000	3,550,625
Commonwealth Edison Company	2.95	8-15-2027	4,515,000	4,306,936
Commonwealth Edison Company	3.75	8-15-2047	1,292,000	1,240,294
Commonwealth Edison Company	4.00	3-1-2048	2,040,000	2,042,353
Duke Energy Carolinas LLC	2.50	3-15-2023	3,215,000	3,118,761
Duke Energy Corporation	1.80	9-1-2021	4,520,000	4,323,612
Duke Energy Corporation	3.15	8-15-2027	974,000	922,067
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	5,600,000	5,418,116
FirstEnergy Corporation	3.90	7-15-2027	2,180,000	2,152,914
Florida Power & Light Company	3.95	3-1-2048	4,980,000	4,991,481
Georgia Power Company	4.30	3-15-2042	1,020,000	1,040,168
Indiana Michigan Power Company	4.55	3-15-2046	2,075,000	2,230,968
IPALCO Enterprises Incorporated	3.70	9-1-2024	4,925,000	4,817,155
ITC Holdings Corporation 144A	3.35	11-15-2027	4,119,000	3,969,656
New England Power Company 144A	3.80	12-5-2047	941,000	908,274
Pacific Gas & Electric Company 144A	3.30	12-1-2027	5,336,000	5,029,533
PECO Energy Company	3.15	10-15-2025	5,095,000	5,003,427
PPL Electric Utilities Corporation	4.15	10-1-2045	1,913,000	1,973,379
South Carolina Electric & Gas Company	5.10	6-1-2065	709,000	738,649
Southern California Edison Company %%	3.65	3-1-2028	2,055,000	2,051,260
Southern California Edison Company %%	4.13	3-1-2048	3,292,000	3,285,811
Southern Company	2.45	10-1-2023	3,047,000	2,897,115
Southern Company	3.25	7-1-2026	1,348,000	1,281,761
Southwestern Electric Power Company	2.75	10-1-2026	974,000	909,576
Southwestern Electric Power Company	3.85	2-1-2048	2,535,000	2,416,816
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,306,612
Southwestern Public Service Company	3.70	8-15-2047	2,996,000	2,851,404
				89,190,929

Multi-Utilities : 0.23%
Dominion Resources Incorporated	1.60	8-15-2019	3,915,000	3,848,005
Dominion Resources Incorporated	2.00	8-15-2021	2,990,000	2,872,162
Sempra Energy	2.90	2-1-2023	3,276,000	3,217,802
Sempra Energy	4.00	2-1-2048	2,979,000	2,781,467
				12,719,436

Total Corporate Bonds and Notes (Cost $1,097,878,267)				1,079,176,777

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.56%
California : 0.20%
California Build America Bonds (GO Revenue)	7.60%	11-1-2040	$2,970,000	$4,562,098
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,670,000	6,830,482
				11,392,580

Nevada : 0.09%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	3,365,000	4,959,505

New York : 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,705,000	7,228,258

Ohio : 0.03%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	12-31-2099	1,957,000	2,084,440

Texas : 0.11%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,460,000	6,397,469

Total Municipal Obligations (Cost $27,219,320)				32,062,252

Non-Agency Mortgage-Backed Securities : 5.36%
Benchmark Mortgage Trust Seriees 2018-B1 Class A5	3.67	1-15-2051	1,643,000	1,662,024
Benchmark Mortgage Trust Seriees 2018-B1 Class ASB	3.60	1-15-2051	1,620,000	1,646,785
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,413,779	1,379,629
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,699,065
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,099,865
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,298,592
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	1,991,699	1,966,002
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,803,286
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,873,431
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	2,195,000	2,242,946
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	1,572,098	1,545,015
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.57	6-15-2050	1,700,000	1,706,590
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,008,021
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	685,811	685,410
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A4	3.64	10-10-2047	4,840,000	4,907,143
Citigroup Commercial Mortgage Trust Series 2015-GC129 Class A4	3.19	4-10-2048	2,493,000	2,449,963
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,286,000	2,245,973
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	4.01	4-10-2047	2,180,000	2,255,258
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,053,760
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,395,595
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	2,289,000	2,369,378
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	895,788	895,346
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,663,000	1,689,613
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,799,048
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,294,966
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,026,245
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	503,996	484,814
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	373,493	371,936
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	41,836	41,777

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2013-CR12 Class A3	3.77%	10-10-2046	$1,384,000	$1,413,333
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,070,945
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	2,871,000	2,830,193
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	2,954,000	2,992,902
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	7,385,200	7,536,226
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	874,210
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,232,640
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	457,886	459,751
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,637,157	1,641,538
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,904,000	1,955,295
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	1,977,626
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,031,919
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,089,830	8,597,441
JPMBB Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	3,312,000	3,265,272
JPMBB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,462,028
JPMDB Commercial Mortgage Securities Seris 2017-C5 Class ASB	3.49	3-15-2050	861,000	868,820
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	5,784,779	5,906,269
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,623,000	3,663,989
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	6,423,932	6,427,910
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	2,773,982	2,779,005
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,936,771
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,032,291
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	4,908,000	5,028,354
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	2,910,000	2,975,272
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	3,014,913	2,952,352
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,204,642
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,335,499
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	4,705,863	4,716,354
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,050,909
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,663,768
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±±	4.23	7-15-2048	2,875,000	2,977,245
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,645,257
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,686,367
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	5,263,000	5,283,082
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.19	10-26-2048	27,407,630	27,278,819
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	396,223	396,234
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	196,859	196,697
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class A5	3.64	10-15-2048	2,838,000	2,869,316
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	3,712,000	3,772,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.54	1-15-2049	1,448,000	1,454,989
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,449,969

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3	3.54%	12-15-2048	$2,084,000	$2,090,672
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	3,442,349	3,368,453
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,042,249
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,734,446	1,708,495
Perpetual Savings Bank Series 1990-1 Class 1 ±±	0.00	3-1-2020	9,863	9,907
SLM Student Loan Trust Series 2005-9 Class A7A (3 Month LIBOR +0.60%) ±	2.34	1-25-2041	9,160,000	9,164,296
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	4,694,563	4,664,221
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.57	1-25-2039	1,273,778	1,286,078
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.47	7-25-2039	3,087,777	3,115,705
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	2.32	3-26-2040	3,036,755	3,061,853
SoFi Professional Loan Program LLC Series 2017-B Class A2 144A	2.74	5-25-2040	3,938,000	3,887,370
SoFi Professional Loan Program LLC Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,512,300
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	2.06	11-26-2040	2,933,755	2,943,205
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,869,000	9,659,781
SoFi Professional Loan Program LLC Series 2017-F Class A2FX 144A	2.84	1-25-2041	7,203,000	7,087,710
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	9,185,000	9,035,223
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.14	2-25-2028	24,000	23,777
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	3,453,000	3,503,678
UBS Barclays Commercial Mortgage Trust Series 2017-C7 Class A4	3.68	12-15-2050	3,885,000	3,902,294
Total Non-Agency Mortgage-Backed Securities (Cost $309,802,435)				303,858,380

U.S. Treasury Securities : 35.58%
U.S. Treasury Bond	2.50	2-15-2046	34,137,000	30,119,235
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	33,736,515
U.S. Treasury Bond	2.75	8-15-2047	50,054,000	46,370,338
U.S. Treasury Bond «	2.75	11-15-2047	72,282,000	66,968,144
U.S. Treasury Bond	2.88	11-15-2046	29,715,000	28,267,554
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	27,213,419
U.S. Treasury Bond	3.00	2-15-2047	39,549,000	38,564,910
U.S. Treasury Bond	3.00	5-15-2047	8,159,000	7,952,475
U.S. Treasury Bond	3.00	2-15-2048	8,834,000	8,616,256
U.S. Treasury Note ##	1.13	2-28-2021	32,572,000	31,339,099
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	58,711,026
U.S. Treasury Note ##	1.25	4-30-2019	43,999,000	43,545,260
U.S. Treasury Note	1.25	8-31-2019	13,556,000	13,366,428
U.S. Treasury Note	1.38	7-31-2019	46,113,000	45,597,831
U.S. Treasury Note	1.38	9-30-2019	80,001,000	78,954,112
U.S. Treasury Note	1.38	8-31-2020	11,893,000	11,610,541
U.S. Treasury Note	1.38	9-30-2020	21,834,000	21,294,973
U.S. Treasury Note	1.50	10-31-2019	279,000	275,709
U.S. Treasury Note ##	1.50	5-31-2020	39,306,000	38,593,579
U.S. Treasury Note	1.50	7-15-2020	15,393,000	15,095,963
U.S. Treasury Note	1.50	8-15-2020	25,446,000	24,937,080
U.S. Treasury Note ##	1.50	8-15-2026	104,474,000	93,765,415
U.S. Treasury Note	1.63	7-31-2020	8,626,000	8,480,773
U.S. Treasury Note	1.63	10-15-2020	6,702,000	6,575,290
U.S. Treasury Note	1.75	11-15-2020	6,259,000	6,155,091
U.S. Treasury Note	1.75	12-31-2020	10,145,000	9,963,500
U.S. Treasury Note	1.88	12-31-2019	11,929,000	11,849,784
U.S. Treasury Note	1.88	12-15-2020	40,561,000	39,995,364
U.S. Treasury Note ##	1.88	1-31-2022	36,594,000	35,651,990
U.S. Treasury Note	1.88	3-31-2022	48,672,000	47,337,322
U.S. Treasury Note	1.88	4-30-2022	82,228,000	79,889,641
U.S. Treasury Note	1.88	7-31-2022	53,553,000	51,896,204
U.S. Treasury Note	1.88	9-30-2022	4,212,000	4,074,945
U.S. Treasury Note «	2.00	1-31-2020	57,033,000	56,767,886
U.S. Treasury Note	2.00	10-31-2021	35,231,000	34,566,290
U.S. Treasury Note	2.00	12-31-2021	47,116,000	46,158,956
U.S. Treasury Note	2.00	11-30-2022	5,006,000	4,863,837
U.S. Treasury Note ##	2.00	11-15-2026	102,709,000	95,792,191
U.S. Treasury Note ##	2.13	12-31-2022	149,380,000	145,861,400
U.S. Treasury Note ##	2.25	2-15-2021	211,391,000	210,408,362

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	12-31-2024	$9,989,000	$9,649,920
U.S. Treasury Note	2.25	2-15-2027	43,111,000	40,955,450
U.S. Treasury Note	2.25	8-15-2027	104,571,000	99,068,768
U.S. Treasury Note «	2.25	11-15-2027	74,422,000	70,418,911
U.S. Treasury Note	2.38	1-31-2023	33,170,000	32,751,488
U.S. Treasury Note	2.50	1-31-2025	8,948,000	8,781,274
U.S. Treasury Note	2.63	2-28-2023	15,969,000	15,951,534
U.S. Treasury Note	2.75	2-28-2025	5,576,000	5,558,139
U.S. Treasury Note	2.75	2-15-2028	73,902,000	73,154,319
Total U.S. Treasury Securities (Cost $2,060,323,941)				2,017,474,491

Yankee Corporate Bonds and Notes : 4.25%
Consumer Staples : 0.19%
Food & Staples Retailing : 0.19%
Alimentation Couche-Tard Incorporated 144A	2.70	7-26-2022	7,010,000	6,785,213
Alimentation Couche-Tard Incorporated 144A	3.55	7-26-2027	4,105,000	3,945,722
				10,730,935

Energy : 0.83%
Energy Equipment & Services : 0.14%
Schlumberger Limited 144A	2.65	11-20-2022	8,258,000	8,071,980

Oil, Gas & Consumable Fuels : 0.69%
Cenovus Energy Incorporated	5.40	6-15-2047	1,653,000	1,655,419
Enbridge Incorporated	2.90	7-15-2022	4,964,000	4,812,735
Enbridge Incorporated (3 Month LIBOR +3.64%) ±%%	6.25	3-1-2078	3,040,000	3,046,456
Encana Corporation	6.50	2-1-2038	3,156,000	3,834,379
Petroleos Mexicanos Company	2.38	4-15-2025	2,721,750	2,669,557
Petroleos Mexicanos Company	2.46	12-15-2025	6,452,000	6,327,539
Petroleos Mexicanos Company 144A	5.35	2-12-2028	7,095,000	6,970,838
Petroleos Mexicanos Company	5.63	1-23-2046	1,871,000	1,675,293
Petroleos Mexicanos Company 144A	6.35	2-12-2048	2,050,000	1,993,625
Petroleos Mexicanos Company 144A	6.50	3-13-2027	3,305,000	3,528,088
Petroleos Mexicanos Company	6.75	9-21-2047	2,365,000	2,404,969
				38,918,898

Financials : 2.67%
Banks : 2.26%
Banco Santander SA	3.13	2-23-2023	5,200,000	5,065,891
Banco Santander SA	3.50	4-11-2022	3,985,000	3,976,182
Banco Santander SA	3.80	2-23-2028	800,000	768,719
Banco Santander SA	4.25	4-11-2027	2,800,000	2,796,157
BNP Paribas SA 144A	3.38	1-9-2025	3,833,000	3,711,214
BNP Paribas SA 144A%%	3.50	3-1-2023	9,960,000	9,931,618
Credit Suisse Group Funding Limited	3.80	9-15-2022	4,255,000	4,296,212
Credit Suisse Group Funding Limited	3.80	6-9-2023	2,440,000	2,455,198
Credit Suisse Group Funding Limited	4.55	4-17-2026	5,375,000	5,572,950
DNB Bank ASA 144A	2.13	10-2-2020	10,800,000	10,576,567
Export Import Bank of Korea	2.50	11-1-2020	3,631,000	3,574,346
Export Import Bank of Korea	3.00	11-1-2022	7,686,000	7,537,107
HSBC Holdings plc	2.65	1-5-2022	8,172,000	7,961,486
HSBC Holdings plc	4.38	11-23-2026	2,016,000	2,025,045
Intesa Sanpaolo SpA 144A	3.13	7-14-2022	7,924,000	7,704,198
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	2,325,000	2,277,685
Intesa Sanpaolo SpA 144A	3.88	7-14-2027	6,160,000	5,879,367
Intesa Sanpaolo SpA 144A	3.88	1-12-2028	3,109,000	2,957,424
Intesa Sanpaolo SpA 144A	4.38	1-12-2048	2,795,000	2,606,149
Japan Bank for International Cooperation	2.25	2-24-2020	8,380,000	8,314,426
Lloyds Banking Group plc	4.34	1-9-2048	3,545,000	3,351,991
Sumitomo Mitsui Financial Group Incorporated	3.10	1-17-2023	6,730,000	6,642,030

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group Incorporated	3.54%	1-17-2028	$3,959,000	$3,864,290
UBS Group Funding Company 144A	2.65	2-1-2022	9,465,000	9,216,058
Westpac Banking Corporation	2.65	1-25-2021	4,895,000	4,848,372
				127,910,682

Capital Markets : 0.08%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	4,830,000	4,691,603

Consumer Finance : 0.12%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	6,645,000	6,649,360

Diversified Financial Services : 0.17%
AerCap Ireland Capital Limited	3.50	1-15-2025	7,330,000	7,038,144
BHP Billiton Finance USA Limited	5.00	9-30-2043	992,000	1,142,511
Shell International Finance BV	4.00	5-10-2046	1,614,000	1,597,918
				9,778,573

Insurance : 0.04%
XLIT Limited	5.25	12-15-2043	2,285,000	2,514,435

Industrials : 0.06%
Transportation Infrastructure : 0.06%
Mexico City Airport Trust 144A	5.50	7-31-2047	3,520,000	3,286,800

Information Technology : 0.22%
Communications Equipment : 0.12%
Nokia OYJ	3.38	6-12-2022	5,718,000	5,560,183
Nokia OYJ	4.38	6-12-2027	1,135,000	1,089,600
				6,649,783

Internet Software & Services : 0.10%
Alibaba Group Holding Limited	3.40	12-6-2027	1,276,000	1,217,689
Alibaba Group Holding Limited	4.00	12-6-2037	1,191,000	1,142,043
Alibaba Group Holding Limited	4.20	12-6-2047	1,366,000	1,306,625
Alibaba Group Holding Limited	4.40	12-6-2057	2,154,000	2,049,216
				5,715,573

Materials : 0.12%
Metals & Mining : 0.12%
Corporacion Nacional del Cobre de Chile 144A	3.63	8-1-2027	3,260,000	3,149,519
Vale Overseas Limited	6.25	8-10-2026	3,190,000	3,597,363
				6,746,882

Telecommunication Services : 0.09%
Diversified Telecommunication Services : 0.09%
Telefonica Emisiones SAU %%	4.67	3-6-2038	2,252,000	2,258,848
Telefonica Emisiones SAU	5.21	3-8-2047	3,035,000	3,190,043
				5,448,891

Utilities : 0.07%
Electric Utilities : 0.07%
Electricite de France SA 144A	6.00	1-22-2114	3,788,000	4,038,370

Total Yankee Corporate Bonds and Notes (Cost $245,207,938)				241,152,765

Wells Fargo Core Bond Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds : 1.05%
Abu Dhabi Government International 144A	2.50%	10-11-2022	$3,870,000	$3,727,220
Abu Dhabi Government International 144A	4.13	10-11-2047	1,625,000	1,537,695
Republic of Chile	3.24	2-6-2028	10,110,000	9,771,315
Republic of Indonesia	2.95	1-11-2023	9,485,000	9,157,872
Republic of Indonesia	3.50	1-11-2028	1,568,000	1,489,346
Republic of Paraguay 144A	6.10	8-11-2044	1,480,000	1,628,000
Saudi International 144A	2.88	3-4-2023	5,385,000	5,189,794
Saudi International 144A	3.63	3-4-2028	3,679,000	3,500,569
Saudi International 144A	4.50	10-26-2046	1,300,000	1,230,112
Saudi International 144A	4.63	10-4-2047	1,180,000	1,135,781
State of Israel	4.13	1-17-2048	5,228,000	5,038,067
United Mexican States	3.75	1-11-2028	6,849,000	6,561,342
United Mexican States	4.60	2-10-2048	7,594,000	7,126,967
United Mexican States	5.75	10-12-2099	2,172,000	2,193,720
Total Yankee Government Bonds (Cost $61,062,338)				59,287,800

	Yield		Shares
Short-Term Investments : 10.54%
Investment Companies : 10.54%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		181,799,268	181,817,448
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29		415,635,207	415,635,207
Total Short-Term Investments (Cost $597,452,457)				597,452,655
Total investments in securities (Cost $6,718,086,300)	117.02%			6,635,603,273
Other assets and liabilities, net	(17.02)			(964,934,759)

Total net assets	100.00%			$5,670,668,514

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	109,666,213	2,177,690,465	2,105,557,410	181,799,268	$181,817,448
Wells Fargo Government Money Market Fund Select Class	85,527,614	3,016,151,118	2,686,043,525	415,635,207	415,635,207

					$597,452,655	10.54%

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$1,702,974,494	$0	$1,702,974,494
Asset-backed securities	0	602,163,659	0	602,163,659
Corporate bonds and notes	0	1,079,176,777	0	1,079,176,777
Municipal obligations	0	32,062,252	0	32,062,252
Non-agency mortgage-backed securities	0	303,858,380	0	303,858,380
U.S. Treasury securities	2,017,474,491	0	0	2,017,474,491
Yankee corporate bonds and notes	0	241,152,765	0	241,152,765
Yankee government bonds	0	59,287,800	0	59,287,800
Short-term investments
Investment companies	415,635,207	0	0	415,635,207
Investments measured at net asset value*				181,817,448

Total assets	$2,433,109,698	$4,020,676,127	$0	$6,635,603,273

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $181,817,448 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 17.66%
Consumer Discretionary : 0.44%
Specialty Retail : 0.44%
Ceconomy AG	48,971	$641,618

Consumer Staples : 4.06%
Beverages : 0.67%
Molson Coors Brewing Company Class B	3,787	288,759
The Coca-Cola Company	15,861	685,512
		974,271

Food & Staples Retailing : 1.05%
Costco Wholesale Corporation	966	184,409
Metro AG «	29,778	580,768
Wal-Mart Stores Incorporated	3,840	345,638
Walgreens Boots Alliance Incorporated	5,991	412,720
		1,523,535

Food Products : 1.00%
Health & Happiness (H&H) International Holdings Limited †	67,500	405,153
Marine Harvest ASA «	21,439	412,971
Mondelez International Incorporated Class A	7,465	327,714
The Kraft Heinz Company	4,441	297,769
		1,443,607

Household Products : 0.84%
Church & Dwight Company Incorporated	6,868	337,837
The Clorox Company	1,673	215,951
The Procter & Gamble Company	8,335	654,464
		1,208,252

Personal Products : 0.13%
The Estee Lauder Companies Incorporated Class A	1,377	190,632

Tobacco : 0.37%
Philip Morris International	5,132	531,419

Energy : 4.24%
Energy Equipment & Services : 0.41%
Halliburton Company	8,300	385,286
Schlumberger Limited	3,112	204,272
		589,558

Oil, Gas & Consumable Fuels : 3.83%
Anadarko Petroleum Corporation	3,903	222,627
BP plc	151,050	981,788
Chevron Corporation	7,793	872,193
Concho Resources Incorporated †	1,997	301,148
Cosan Limited Class A	55,889	627,075
Eni SpA	33,641	558,604
EOG Resources Incorporated	5,570	564,909
Noble Energy Incorporated	8,119	242,190
Occidental Petroleum Corporation	6,327	415,051
Phillips 66 Company	3,269	295,420

1

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	1,780	$303,009
RSP Permian Incorporated †	4,299	164,695
		5,548,709

Health Care : 0.71%
Pharmaceuticals : 0.71%
Bayer AG	8,806	1,027,618

Materials : 5.37%
Chemicals : 2.61%
Axalta Coating Systems Limited †	8,613	265,280
DowDuPont Incorporated	6,323	444,507
Ecolab Incorporated	2,110	275,250
International Flavors & Fragrances Incorporated	857	121,051
LyondellBasell Industries NV Class A	3,650	395,003
OCI NV «†	41,653	976,344
Sasol Limited	25,215	877,647
The Sherwin-Williams Company	1,038	416,840
		3,771,922

Construction Materials : 0.11%
Martin Marietta Materials Incorporated	777	158,454

Containers & Packaging : 0.10%
Crown Holdings Incorporated †	2,991	149,071

Metals & Mining : 2.55%
Agnico Eagle Mines Limited	4,700	179,023
B2Gold Corporation †	54,000	160,334
Barrick Gold Corporation	3,850	44,352
Detour Gold Corporation †	12,000	109,414
Endeavour Mining Corporation †	3,600	67,893
Evolution Mining Limited	20,000	44,315
Franco-Nevada Corporation	1,700	119,127
Fresnillo plc	4,400	73,513
Goldcorp Incorporated-U.S. Exchange Traded Shares	32,477	406,287
IAMGOLD Corporation †	25,000	131,507
Kinross Gold Corporation †	40,000	143,703
Kirkland Lake Gold Limited	11,700	183,633
Lundin Mining Corporation	86,649	563,840
Newcrest Mining Limited	9,000	147,695
Newmont Mining Corporation	6,700	255,940
Northern Star Resources Limited	5,000	24,274
Pan American Silver Corporation	6,000	90,840
Randgold Resources Limited ADR «	2,500	202,550
Royal Gold Incorporated	4,551	367,584
Steel Dynamics Incorporated	6,100	282,125
Torex Gold Resources Incorporated †	4,000	31,172
Wheaton Precious Metals Corporation	3,000	57,255
		3,686,376

Real Estate : 2.84%
Equity REITs : 2.84%
Alexandria Real Estate Equities Incorporated	1,630	197,735
American Homes 4 Rent Class A	6,984	134,023
American Tower Corporation	3,153	439,307
AvalonBay Communities Incorporated	734	114,519
Boston Properties Incorporated	1,327	157,740

2

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
Camden Property Trust			1,791	$142,761
Equinix Incorporated			913	357,987
Essex Property Trust Incorporated			701	156,905
Four Corners Property Trust Incorporated			4,065	89,267
Healthcare Trust of America Incorporated Class A			2,230	55,416
Host Hotels & Resorts Incorporated			14,111	261,900
Hudson Pacific Properties Incorporated			7,221	227,967
Invitation Homes Incorporated			5,485	119,299
Physicians Realty Trust			19,010	273,174
Prologis Incorporated			5,371	325,912
Public Storage Incorporated			762	148,163
Retail Opportunity Investment Corporation			11,427	196,087
SBA Communications Corporation †			505	79,421
Simon Property Group Incorporated			2,236	343,248
Sun Communities Incorporated			1,545	135,280
Taubman Centers Incorporated			1,237	72,315
Ventas Incorporated			1,783	86,155
				4,114,581

Total Common Stocks (Cost $24,418,610)				25,559,623

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 8.98%
Consumer Discretionary : 2.86%
Auto Components : 0.10%
American Axle & Manufacturing Incorporated	6.25%	3-15-2021	$100,000	101,511
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	26,563
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	21,760
				149,834

Diversified Consumer Services : 0.13%
Service Corporation International	5.38	1-15-2022	100,000	102,188
TRI Pointe Group Incorporated	4.38	6-15-2019	92,000	92,230
				194,418

Hotels, Restaurants & Leisure : 0.53%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	205,000	210,125
MGM Resorts International	5.25	3-31-2020	165,000	170,156
MGM Resorts International	6.75	10-1-2020	120,000	128,100
NCL Corporation Limited 144A	4.75	12-15-2021	220,000	224,675
Scientific Games International Incorporated 144A	7.00	1-1-2022	27,000	28,418
				761,474

Household Durables : 0.36%
KB Home	4.75	5-15-2019	60,000	60,750
Lennar Corporation	4.50	6-15-2019	150,000	151,875
Lennar Corporation	4.50	11-15-2019	50,000	50,813
Lennar Corporation 144A	6.63	5-1-2020	165,000	174,488
Pulte Group Incorporated	4.25	3-1-2021	80,000	81,400
				519,326

Internet & Direct Marketing Retail : 0.18%
Netflix Incorporated	5.38	2-1-2021	250,000	259,688

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.98%
Cable One Incorporated 144A	5.75%	6-15-2022	$260,000	$266,825
CSC Holdings LLC	7.63	7-15-2018	75,000	75,938
DISH DBS Corporation	4.25	4-1-2018	90,000	90,000
DISH DBS Corporation	7.88	9-1-2019	210,000	221,550
LIN Television Corporation	5.88	11-15-2022	45,000	46,463
National CineMedia LLC	6.00	4-15-2022	100,000	100,875
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	108,150
Outfront Media Capital Corporation	5.25	2-15-2022	200,000	204,250
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,125
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	145,000	142,100
TEGNA Incorporated	5.13	10-15-2019	27,000	27,371
TEGNA Incorporated	5.13	7-15-2020	30,000	30,375
				1,417,022

Multiline Retail : 0.07%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	101,250

Specialty Retail : 0.42%
Gap Incorporated	5.95	4-12-2021	100,000	106,045
Group 1 Automotive Incorporated	5.00	6-1-2022	85,000	86,700
L Brands Incorporated	6.63	4-1-2021	195,000	208,102
Penske Auto Group Incorporated	3.75	8-15-2020	100,000	99,250
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	113,025
				613,122

Textiles, Apparel & Luxury Goods : 0.09%
The William Carter Company	5.25	8-15-2021	120,000	122,550

Consumer Staples : 0.31%
Food Products : 0.18%
B&G Foods Incorporated	4.63	6-1-2021	155,000	155,581
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	101,000
				256,581

Personal Products : 0.13%
Edgewell Personal Care Company	4.70	5-19-2021	190,000	190,950

Energy : 0.98%
Oil, Gas & Consumable Fuels : 0.98%
Andeavor Logistics LP	5.50	10-15-2019	75,000	77,348
DCP Midstream Operating LLC	2.70	4-1-2019	175,000	173,031
DCP Midstream Operating LP 144A	5.35	3-15-2020	100,000	102,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	105,000	109,069
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	210,000	214,725
Sabine Pass Liquefaction LLC	5.63	2-1-2021	355,000	374,947
Southern Star Central Corporation 144A	5.13	7-15-2022	200,000	204,500
Targa Resources Partners LP	4.13	11-15-2019	160,000	161,200
				1,417,320

Financials : 0.99%
Banks : 0.21%
CIT Group Incorporated	3.88	2-19-2019	300,000	301,500

Consumer Finance : 0.64%
Ally Financial Incorporated	3.75	11-18-2019	305,000	306,678
Navient Corporation	5.50	1-15-2019	225,000	228,308

4

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
OneMain Financial Group LLC 144A	7.25%	12-15-2021	$245,000	$254,524
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	135,844
				925,354

Mortgage REITs : 0.02%
Starwood Property Trust Incorporated 144A	3.63	2-1-2021	35,000	34,738

Real Estate Management & Development : 0.12%
Realogy Group LLC 144A	5.25	12-1-2021	70,000	70,875
Realogy Group LLC 144A	4.50	4-15-2019	100,000	101,375
				172,250

Health Care : 0.73%
Health Care Equipment & Supplies : 0.11%
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	155,000	160,425

Health Care Providers & Services : 0.62%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	163,960
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	70,000	72,056
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	56,950
HCA Incorporated	6.50	2-15-2020	155,000	163,138
Lifepoint Health Incorporated	5.50	12-1-2021	210,000	211,575
Select Medical Corporation	6.38	6-1-2021	155,000	158,018
Tenet Healthcare Corporation	6.00	10-1-2020	65,000	67,600
				893,297

Industrials : 0.68%
Aerospace & Defense : 0.26%
Alcoa Incorporated	6.15	8-15-2020	100,000	105,858
Moog Incorporated 144A	5.25	12-1-2022	265,000	272,950
				378,808

Airlines : 0.14%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	100,750
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	100,625
				201,375

Commercial Services & Supplies : 0.07%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	100,625

Trading Companies & Distributors : 0.21%
Aircastle Limited	4.63	12-15-2018	100,000	100,750
Aircastle Limited	6.25	12-1-2019	200,000	208,250
				309,000

Information Technology : 0.55%
Electronic Equipment, Instruments & Components : 0.10%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	40,231
Sanmina Corporation 144A	4.38	6-1-2019	105,000	106,050
				146,281

5

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.11%
CDK Global Incorporated	3.80%	10-15-2019	$110,000	$110,198
Symantec Corporation	4.20	9-15-2020	50,000	50,952
				161,150

Technology Hardware, Storage & Peripherals : 0.34%
EMC Corporation	2.65	6-1-2020	275,000	267,530
NCR Corporation	4.63	2-15-2021	80,000	79,400
Western Digital Corporation 144A	7.38	4-1-2023	130,000	141,310
				488,240

Materials : 0.71%
Chemicals : 0.04%
Huntsman International LLC	4.88	11-15-2020	65,000	66,481

Containers & Packaging : 0.38%
Ball Corporation	4.38	12-15-2020	305,000	311,863
Reynolds Group Holdings	5.75	10-15-2020	237,431	240,696
				552,559

Metals & Mining : 0.29%
Freeport-McMoRan Incorporated	3.10	3-15-2020	160,000	158,400
United States Steel Corporation 144A	8.38	7-1-2021	239,000	256,328
				414,728

Real Estate : 0.58%
Equity REITs : 0.44%
CoreCivic Incorporated	4.13	4-1-2020	230,000	230,000
Equinix Incorporated	5.38	1-1-2022	120,000	124,350
Sabra Health Care REIT Incorporated	5.50	2-1-2021	150,000	153,375
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	120,307
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,248
				638,280

Real Estate Management & Development : 0.14%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	195,000	196,950

Telecommunication Services : 0.48%
Diversified Telecommunication Services : 0.08%
Hughes Satellite Systems Corporation	6.50	6-15-2019	115,000	118,881

Wireless Telecommunication Services : 0.40%
SBA Communications Corporation 144A	4.00	10-1-2022	80,000	78,400
Sprint Communications Incorporated 144A	9.00	11-15-2018	295,000	306,063
Sprint Spectrum LP 144A	3.36	3-20-2023	60,938	61,090
T-Mobile USA Incorporated	6.63	4-1-2023	125,000	129,425
				574,978

Utilities : 0.11%
Independent Power & Renewable Electricity Producers : 0.11%
NRG Energy Incorporated	6.25	7-15-2022	155,000	160,038

Total Corporate Bonds and Notes (Cost $13,148,980)				12,999,473

6

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans : 3.98%
Consumer Discretionary : 0.75%
Auto Components : 0.15%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.65%	9-23-2022	$56,004	$56,475
Belron Finance US LLC (1 Month LIBOR +2.50%) ±‡	4.29	11-7-2024	160,000	160,800
				217,275

Household Products : 0.25%
Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±	4.38	1-30-2023	230,141	231,133
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.15	11-8-2023	133,650	134,251
				365,384

Media : 0.33%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.90	7-28-2025	129,350	129,134
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.14	1-25-2026	212,000	212,176
Live Nation Entertainment Incorporated (1 Month LIBOR +2.25%) ±	3.94	10-31-2023	139,298	140,126
				481,436

Specialty Retail : 0.02%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.19	7-5-2024	24,938	25,052

Consumer Staples : 0.18%
Food Products : 0.18%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.58	2-2-2024	59,400	59,737
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.90	5-24-2024	124,375	124,504
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.40	1-26-2024	72,789	73,192
				257,433

Financials : 0.27%
Diversified Financial Services : 0.27%
Delos Finance SARL (3 Month LIBOR +2.00%) ±	3.69	10-6-2023	200,000	200,428
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.81	9-23-2024	196,194	196,500
				396,928

Health Care : 0.19%
Health Care Providers & Services : 0.10%
HCA Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-17-2023	89,325	89,784
Select Medical Corporation (3 Month LIBOR +3.50%) ±	5.21	3-1-2021	54,588	54,792
				144,576

Health Care Technology : 0.03%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	3-1-2024	44,663	44,741

Pharmaceuticals : 0.06%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.94	4-29-2024	89,550	89,304

Industrials : 1.36%
Airlines : 0.14%
Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	4.15	8-24-2022	131,963	132,859

7

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Airlines (continued)
United Airlines Incorporated (3 Month LIBOR +2.00%) ±	3.77%	4-1-2024	$69,475	$69,750
				202,609

Commercial Services & Supplies : 0.61%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.72	11-10-2023	188,418	189,017
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-28-2024	56,425	56,743
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-11-2025	140,000	140,832
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.00	3-11-2021	150,720	151,615
Multi-Color Corporation (1 Month LIBOR +2.25%) ±	3.90	10-31-2024	180,000	180,599
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	3.33	10-14-2021	158,275	159,116
				877,922

Communications Equipment : 0.43%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.65	4-30-2025	385,000	385,724
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.09	1-15-2026	235,000	235,750
				621,474

Machinery : 0.18%
Columbus Mckinnon Corporation (3 Month LIBOR +3.00%) ±	4.62	1-31-2024	57,034	57,212
RBS Global Incorporated (1 Month LIBOR +2.25%) ±‡	3.85	8-21-2024	200,000	201,176
				258,388

Information Technology : 0.56%
Communications Equipment : 0.06%
CommScope Incorporated (1 Month LIBOR +2.00%) ±	3.65	12-29-2022	84,886	85,310

Electronic Equipment, Instruments & Components : 0.11%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.65	9-7-2023	40,900	40,891
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	3.75	10-27-2021	124,153	124,715
				165,606

Internet Software & Services : 0.14%
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.87	1-19-2024	195,805	196,627

IT Services : 0.10%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.87	7-8-2022	141,619	141,844

Semiconductors & Semiconductor Equipment : 0.15%
Micron Technology Incorporated (1 Month LIBOR +2.00%) ±	3.65	4-26-2022	219,243	220,418

Materials : 0.42%
Chemicals : 0.21%
Ashland LLC (3 Month LIBOR +2.00%) ±	3.60	5-24-2024	54,725	55,022
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.65	3-31-2024	250,434	251,033
				306,055

Containers & Packaging : 0.21%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.58	2-8-2020	271,176	272,193
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-5-2023	29,626	29,756
				301,949

8

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.08%
Equity REITs : 0.08%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.90%	4-25-2023	$113,271	$113,731

Telecommunication Services : 0.17%
Diversified Telecommunication Services : 0.09%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.85	2-22-2024	129,470	129,668

Wireless Telecommunication Services : 0.08%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.90	3-24-2021	118,769	119,215

Total Loans (Cost $5,765,334)				5,762,945

		Expiration date	Shares
Participation Notes : 0.18%
Financials : 0.18%
Capital Markets : 0.18%
UBS AG (Kweichow Moutai Company Limited) †(a)		8-15-2018	2,300	263,612
Total Participation Notes (Cost $170,246)				263,612

U.S. Treasury Securities : 66.14%
TIPS	0.13	4-15-2019	$1,846,453	1,847,799
TIPS	0.13	4-15-2020	4,474,103	4,459,550
TIPS	0.13	4-15-2021	3,890,273	3,854,562
TIPS	0.13	1-15-2022	3,588,980	3,544,992
TIPS	0.13	4-15-2022	2,584,961	2,544,204
TIPS	0.13	7-15-2022	4,770,578	4,715,410
TIPS	0.13	1-15-2023	3,716,814	3,646,601
TIPS	0.13	7-15-2024	3,618,301	3,520,122
TIPS	0.13	7-15-2026	3,064,870	2,926,093
TIPS	0.25	1-15-2025	3,627,362	3,529,193
TIPS	0.38	7-15-2023	3,691,835	3,671,344
TIPS	0.38	7-15-2025	3,622,936	3,556,059
TIPS	0.38	1-15-2027	3,036,196	2,939,871
TIPS	0.38	7-15-2027	2,685,814	2,602,718
TIPS	0.63	7-15-2021	3,254,115	3,291,265
TIPS	0.63	1-15-2024	3,682,146	3,690,891
TIPS	0.63	1-15-2026	3,263,032	3,244,185
TIPS	0.63	2-15-2043	1,217,038	1,125,154
TIPS	0.75	2-15-2042	1,652,910	1,580,560
TIPS	0.75	2-15-2045	2,046,729	1,932,921
TIPS	0.88	2-15-2047	2,037,454	1,978,932
TIPS	1.00	2-15-2046	1,503,450	1,508,572
TIPS	1.00	2-15-2048	429,875	429,691
TIPS	1.13	1-15-2021	3,065,386	3,137,259
TIPS	1.25	7-15-2020	2,679,119	2,754,814
TIPS	1.38	1-15-2020	1,744,261	1,785,646
TIPS	1.38	2-15-2044	1,845,861	2,014,149
TIPS	1.75	1-15-2028	1,388,589	1,519,463
TIPS	1.88	7-15-2019	1,437,489	1,480,818
TIPS	2.00	1-15-2026	2,546,305	2,799,395
TIPS	2.13	1-15-2019	476,524	486,600
TIPS	2.13	2-15-2040	752,796	936,356
TIPS	2.13	2-15-2041	940,001	1,175,421
TIPS	2.38	1-15-2025	2,380,323	2,657,323
TIPS	2.38	1-15-2027	1,399,728	1,597,009
TIPS	2.50	1-15-2029	1,349,194	1,592,039
TIPS	3.38	4-15-2032	541,671	725,219

9

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
TIPS	3.63	4-15-2028	1,181,278	1,509,384
TIPS	3.88	4-15-2029	1,432,147	1,899,461
U.S. Treasury Note	0.50	1-15-2028	1,549,148	1,512,062
Total U.S. Treasury Securities (Cost $96,167,941)				95,723,107

Yankee Corporate Bonds and Notes : 1.28%
Consumer Discretionary : 0.35%
Auto Components : 0.14%
IHO Verwaltungs GmbH 144A	4.13%	9-15-2021	$200,000	$199,500

Automobiles : 0.07%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	100,375

Hotels, Restaurants & Leisure : 0.14%
International Game Technology plc 144A	5.63	2-15-2020	200,000	206,000

Financials : 0.31%
Banks : 0.26%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	285,000	291,413
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	80,489
				371,902

Diversified Financial Services : 0.05%
Virgin Media Finance plc	5.25	1-15-2021	75,000	77,625

Health Care : 0.37%
Pharmaceuticals : 0.37%
Mallinckrodt International Finance SA	3.50	4-15-2018	105,000	104,213
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	250,000	243,938
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	180,000	187,200
				535,351

Information Technology : 0.10%
Communications Equipment : 0.02%
Nokia Corporation	5.38	5-15-2019	31,000	31,706

Semiconductors & Semiconductor Equipment : 0.08%
NXP BV / NXP Funding LLC 144A	3.75	6-1-2018	120,000	120,150

Materials : 0.15%
Metals & Mining : 0.15%
ArcelorMittal	5.75	3-1-2021	205,000	215,250

Total Yankee Corporate Bonds and Notes (Cost $1,880,902)				1,857,859

	Yield		Shares
Short-Term Investments : 2.81%
Investment Companies : 2.77%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		1,507,921	1,508,072
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		2,507,574	2,507,574
				4,015,646

10

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #(z)		1.23%	3-15-2018	$50,000	49,975

Total Short-Term Investments (Cost $4,065,620)					4,065,621

Total investments in securities (Cost $145,617,633)	101.03%				146,232,240
Other assets and liabilities, net	(1.03)				(1,494,888)

Total net assets	100.00%				$144,737,352

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	3	6-20-2018	$360,052	$360,141	$89	$0
Short
U.S. Ultra Bond	(2)	6-20-2018	(311,677)	(311,750)	0	(73)
2-Year U.S. Treasury Notes	(17)	6-29-2018	(3,614,596)	(3,611,969)	2,627	0
5-Year U.S. Treasury Notes	(4)	6-29-2018	(456,712)	(455,718)	994	0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Securities Lending Cash Investment LLC	213,729	6,264,757	4,970,565	1,507,921	$1,508,072
Wells Fargo Government Money Market Fund Select Class	3,404,176	81,823,278	82,719,880	2,507,574	2,507,574

					$4,015,646	2.77%

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2018, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$0	$641,618	$0	$641,618
Consumer staples	4,472,824	1,398,892	0	5,871,716
Energy	4,597,875	1,540,392	0	6,138,267
Health care	0	1,027,618	0	1,027,618
Materials	5,622,035	2,143,788	0	7,765,823
Real estate	4,114,581	0	0	4,114,581
Corporate bonds and notes	0	12,999,473	0	12,999,473
Loans	0	5,544,933	218,012	5,762,945
Participation notes	0	263,612	0	263,612
U.S. Treasury securities	95,723,107	0	0	95,723,107
Yankee corporate bonds and notes	0	1,857,859	0	1,857,859
Short-term investments
Investment companies	2,507,574	0	0	2,507,574
U.S. Treasury securities	49,975	0	0	49,975
Investments measured at net asset value*				1,508,072

	117,087,971	27,418,185	218,012	146,232,240
Futures contracts	3,710	0	0	3,710

Total assets	$117,091,681	$27,418,185	$218,012	$146,235,950

Liabilities
Futures contracts	$73	$0	$0	$73

Total liabilities	$73	$0	$0	$73

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,508,072 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized gains or losses on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $3,693,836 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Portfolio had no transfers into/out of Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.35%
FHLMC	3.00%	7-1-2046	$671,421	$653,207
FHLMC	3.00	7-1-2046	953,969	927,240
FHLMC	3.50	9-1-2032	704,098	714,125
FHLMC	3.50	4-1-2043	1,239,319	1,244,902
FHLMC	3.50	5-1-2044	575,278	577,869
FHLMC	3.50	6-1-2046	511,964	512,748
FHLMC	3.50	4-1-2047	500,744	502,534
FHLMC	4.00	4-1-2044	744,220	770,738
FHLMC	4.00	8-1-2044	499,918	516,118
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.76	9-25-2029	34,875	35,817
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	851,931	987,421
FNMA	2.50	8-1-2031	456,617	445,814
FNMA	2.51	9-1-2024	948,356	920,208
FNMA	2.69	5-1-2023	460,872	452,169
FNMA	2.73	1-1-2023	558,216	552,502
FNMA	2.73	9-1-2023	575,349	568,022
FNMA	2.85	12-1-2023	590,000	583,291
FNMA	3.00	12-1-2032	50,797	50,691
FNMA	3.00	7-1-2046	539,700	525,161
FNMA	3.05	11-1-2022	304,369	304,793
FNMA	3.07	2-1-2026	360,000	357,724
FNMA	3.08	1-1-2026	480,000	477,330
FNMA	3.35	1-1-2028	280,000	281,743
FNMA	3.50	9-1-2032	1,300,807	1,306,916
FNMA	3.50	10-1-2032	767,063	770,655
FNMA	3.50	11-1-2042	282,065	283,298
FNMA	3.50	11-1-2042	371,347	373,066
FNMA	3.50	2-1-2043	203,745	204,707
FNMA	3.50	4-1-2046	251,354	251,751
FNMA	4.00	1-1-2041	445,920	458,782
FNMA	4.00	8-1-2046	543,220	563,157
FNMA	4.00	7-1-2056	639,443	659,885
FNMA	4.50	6-1-2056	562,943	593,566
FNMA	4.50	6-1-2056	838,444	882,701
FNMA	4.50	6-1-2056	586,881	622,995
FNMA	5.00	9-1-2033	164,682	177,766
FNMA	5.50	2-1-2036	129,142	135,948
FNMA Series 2002-90 Class A2	6.50	11-25-2042	343,718	383,535
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	158,044	177,323
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,503,854	1,658,132
FNMA Series 2003-86 Class PT	4.50	9-25-2018	21,669	21,699
FNMA Series 2003-W4 Class 3A ±±	7.00	10-25-2042	236,011	263,161
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	583,498	639,463
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	821,785	907,641
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	144,464	163,819
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	878,936	1,002,014
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	266,526	303,977
GNMA	6.50	10-15-2023	15,103	16,804
GNMA	6.50	11-15-2023	7,761	8,635
GNMA	6.50	11-15-2023	2,822	3,140
GNMA	6.50	12-15-2023	12,190	13,563
GNMA	6.50	1-15-2024	26,448	29,427
GNMA	7.00	8-15-2027	63,681	71,288
SBA Series 2006-20B Class 1	5.35	2-1-2026	272,828	285,864
SBA Series 2006-20H Class 1	5.70	8-1-2026	135,909	142,755
SBA Series 2007-20J Class 1	5.57	10-1-2027	409,534	429,299
SBA Series 2013-20A Class 1	2.13	1-1-2033	346,033	334,989
SBA Series 2013-20J Class 1	3.37	10-1-2033	421,303	425,501
SBA Series 2014-10A Class 1	3.19	3-10-2024	527,104	531,979
SBA Series 2014-10B Class 1	3.02	9-10-2024	917,643	922,824
SBA Series 2014-20A Class 1	3.46	1-1-2034	340,869	347,231
SBA Series 2015-10B Class 1	2.83	9-10-2025	541,434	540,555
SBA Series 2015-20C Class 1	2.72	3-1-2035	475,726	469,972

1

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
SBA Series 2015-20E Class 1	2.77%	5-1-2035	$742,237	$734,838
SBA Series 2015-20F Class 1	2.98	6-1-2035	500,486	497,724
Total Agency Securities (Cost $31,763,336)				31,574,512

Asset-Backed Securities : 3.37%
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	568,126
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	595,875
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	591,201
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	2.24	10-25-2035	466,737	467,535
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	240,000	239,030
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	672,932
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	3.07	8-1-2035	500,000	494,959
Total Asset-Backed Securities (Cost $3,650,840)				3,629,658

Corporate Bonds and Notes : 36.03%
Consumer Discretionary : 5.07%
Auto Components : 0.38%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	405,500

Automobiles : 0.39%
General Motors Company	4.88	10-2-2023	400,000	419,552

Diversified Consumer Services : 2.38%
Duke University	3.20	10-1-2038	175,000	162,288
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	209,413
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	793,325
Northwestern University	3.69	12-1-2038	500,000	498,375
President and Fellows of Harvard College	3.62	10-1-2037	275,000	272,218
Service Corporation International	5.38	1-15-2022	260,000	265,688
Service Corporation International	7.50	4-1-2027	100,000	116,500
University of Southern California	3.03	10-1-2039	275,000	247,396
				2,565,203

Hotels, Restaurants & Leisure : 0.05%
Cedar Fair LP 144A	5.38	4-15-2027	50,000	50,500

Internet & Direct Marketing Retail : 0.04%
Amazon.com Incorporated 144A	2.80	8-22-2024	47,000	45,507

Media : 1.22%
Charter Communications Operating LLC	4.91	7-23-2025	325,000	334,686
Comcast Corporation	3.00	2-1-2024	170,000	166,350
Comcast Corporation	3.55	5-1-2028	100,000	98,184
Lamar Media Corporation	5.88	2-1-2022	315,000	321,584
Time Warner Incorporated	3.40	6-15-2022	140,000	140,044
Time Warner Incorporated	3.60	7-15-2025	260,000	252,603
				1,313,451

Textiles, Apparel & Luxury Goods : 0.61%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	198,000
The William Carter Company	5.25	8-15-2021	250,000	255,313
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	200,000	200,000
				653,313

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.59%
Beverages : 0.37%
Anheuser-Busch InBev Finance Incorporated	3.65%	2-1-2026	$140,000	$138,738
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	250,000	255,008
				393,746

Food & Staples Retailing : 0.11%
CVS Health Corporation	3.50	7-20-2022	120,000	119,547

Food Products : 1.11%
Cargill Incorporated 144A%%	3.25	3-1-2023	130,000	129,839
General Mills Incorporated	2.60	10-12-2022	120,000	115,927
Ingredion Incorporated	3.20	10-1-2026	150,000	142,055
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	300,454
McCormick & Company Incorporated	3.40	8-15-2027	220,000	213,875
Unilever Capital Corporation	2.60	5-5-2024	310,000	298,503
				1,200,653

Energy : 4.46%
Energy Equipment & Services : 0.15%
Halliburton Company	3.80	11-15-2025	160,000	159,914

Oil, Gas & Consumable Fuels : 4.31%
Anadarko Petroleum Corporation	5.55	3-15-2026	150,000	163,817
Antero Resources Corporation	5.00	3-1-2025	100,000	100,750
Cimarex Energy Company	3.90	5-15-2027	90,000	88,307
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	209,981
Concho Resources Incorporated	3.75	10-1-2027	325,000	316,301
ConocoPhillips Company	3.35	11-15-2024	370,000	367,709
Continental Resources Incorporated	5.00	9-15-2022	240,000	243,600
Energen Corporation	4.63	9-1-2021	250,000	247,500
EQT Corporation	8.13	6-1-2019	400,000	424,777
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	238,300
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	183,263
Marathon Oil Corporation	3.85	6-1-2025	410,000	406,326
MPLX LP	4.13	3-1-2027	250,000	247,916
Newfield Exploration Company	5.38	1-1-2026	75,000	77,438
Newfield Exploration Company «	5.63	7-1-2024	249,000	262,073
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	197,264
Plains All American Pipeline LP	4.65	10-15-2025	400,000	403,318
Range Resources Corporation «	5.00	3-15-2023	250,000	244,375
Southwestern Energy Company	6.70	1-23-2025	225,000	220,500
				4,643,515

Financials : 7.58%
Banks : 3.26%
Bank of America Corporation	3.95	4-21-2025	120,000	119,817
Bank of America Corporation	4.00	4-1-2024	700,000	718,151
BB&T Corporation	2.85	10-26-2024	180,000	174,069
Citigroup Incorporated	2.75	4-25-2022	210,000	205,537
Citigroup Incorporated	3.30	4-27-2025	130,000	126,535
Citigroup Incorporated	3.40	5-1-2026	250,000	242,742
Citigroup Incorporated	4.40	6-10-2025	65,000	66,718
JPMorgan Chase & Company (3 Month LIBOR +0.94%) ±	2.78	4-25-2023	240,000	234,992
JPMorgan Chase & Company	2.97	1-15-2023	150,000	147,566
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	175,000	174,297
Key Bank NA %%	3.38	3-7-2023	250,000	249,955

3

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Manufacturers & Traders Trust Company	3.40%	8-17-2027	$250,000	$243,718
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	2.67	4-1-2027	400,000	376,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	2.24	1-15-2027	450,000	425,250
				3,505,347

Capital Markets : 1.57%
Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	247,409
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,250
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	260,268
Goldman Sachs Group Incorporated	3.85	1-26-2027	190,000	187,445
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	120,956
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	216,936
Morgan Stanley	3.70	10-23-2024	100,000	99,947
Morgan Stanley	3.95	4-23-2027	180,000	177,108
Morgan Stanley	5.50	7-24-2020	350,000	369,993
				1,685,312

Consumer Finance : 0.71%
American Express Company	3.40	2-27-2023	80,000	79,827
American Express Credit Corporation	2.70	3-3-2022	240,000	235,365
Capital One Financial Corporation	3.20	1-30-2023	160,000	156,758
Daimler Finance North America LLC 144A	3.35	2-22-2023	295,000	293,598
				765,548

Diversified Financial Services : 0.51%
Abay Leasing 2014 LLC	2.65	11-9-2026	419,271	413,440
General Electric Capital Corporation	4.65	10-17-2021	130,000	136,084
				549,524

Insurance : 1.53%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	206,129
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	776,880
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	661,023
				1,644,032

Health Care : 4.55%
Health Care Equipment & Supplies : 0.31%
Becton Dickinson & Company	3.73	12-15-2024	134,000	131,990
Teleflex Incorporated	4.88	6-1-2026	200,000	198,000
				329,990

Health Care Providers & Services : 3.30%
Allina Health System Incorporated	4.81	11-15-2045	235,000	257,714
Ascension Health	3.95	11-15-2046	225,000	224,992
Baptist Health South Florida Incorporated	4.34	11-15-2041	170,000	176,353
Cleveland Clinic Foundation	4.86	1-1-2114	120,000	126,436
Duke University Health System Incorporated	3.92	6-1-2047	165,000	164,481
Howard Hughes Medical Institute	3.50	9-1-2023	107,000	109,327
Mayo Clinic	3.77	11-15-2043	120,000	114,387
Mayo Clinic	4.13	11-15-2052	165,000	165,570
Mednax Incorporated 144A	5.25	12-1-2023	475,000	486,281
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	195,000	198,150
Providence St. Joseph Health Obligated Group	3.93	10-1-2048	220,000	214,925
Southern Baptist Hospital	4.86	7-15-2045	205,000	227,096
Stanford Health Care	3.80	11-15-2048	275,000	269,748
Texas Health Resources	4.33	11-15-2055	375,000	381,996

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
The New York-Presbyterian Hospital	3.56%	8-1-2036	$275,000	$261,445
The New York-Presbyterian Hospital	4.06	8-1-2056	180,000	176,198
				3,555,099

Health Care Technology : 0.35%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	376,125

Life Sciences Tools & Services : 0.14%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	150,139

Pharmaceuticals : 0.45%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	238,319
EMD Finance LLC 144A	2.95	3-19-2022	250,000	246,463
				484,782

Industrials : 2.49%
Aerospace & Defense : 0.30%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	101,004
Hexcel Corporation	3.95	2-15-2027	190,000	188,767
Northrop Grumman Corporation	3.25	1-15-2028	30,000	28,729
				318,500

Commercial Services & Supplies : 0.26%
Clean Harbors Incorporated	5.25	8-1-2020	278,000	279,390

Construction & Engineering : 0.10%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	110,125

Electrical Equipment : 0.22%
Eaton Corporation	3.10	9-15-2027	250,000	237,624

Machinery : 1.61%
Actuant Corporation	5.63	6-15-2022	450,000	457,313
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	383,250
Fortive Corporation	2.35	6-15-2021	215,000	209,781
Oshkosh Corporation	5.38	3-1-2022	375,000	385,841
Vessel Management Services Incorporated	3.43	8-15-2036	314,000	298,128
				1,734,313

Information Technology : 1.25%
Electronic Equipment, Instruments & Components : 0.33%
Jabil Incorporated	3.95	1-12-2028	375,000	359,948

Internet Software & Services : 0.23%
Verisign Incorporated	4.75	7-15-2027	250,000	243,750

IT Services : 0.10%
Fiserv Incorporated	4.75	6-15-2021	100,000	104,974

Semiconductors & Semiconductor Equipment : 0.05%
Maxim Integrated Product	3.45	6-15-2027	50,000	48,193

Software : 0.18%
Activision Blizzard Incorporated	2.60	6-15-2022	50,000	48,380
Oracle Corporation	2.95	11-15-2024	80,000	77,679

5

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	3.40%	7-8-2024	$70,000	$70,167
				196,226

Technology Hardware, Storage & Peripherals : 0.36%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	388,738

Materials : 2.65%
Chemicals : 1.61%
Axalta Coating Systems Limited 144A	4.88	8-15-2024	175,000	175,875
Ecolab Incorporated 144A	3.25	12-1-2027	110,000	105,471
Ingevity Corporation 144A	4.50	2-1-2026	225,000	219,938
Mosaic Company	4.05	11-15-2027	250,000	242,307
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	407,550
The Sherwin-Williams Company	3.30	2-1-2025	100,000	96,939
The Sherwin-Williams Company	3.45	6-1-2027	160,000	154,183
Valvoline Incorporated	5.50	7-15-2024	185,000	190,781
W.R. Grace & Company 144A	5.63	10-1-2024	130,000	136,500
				1,729,544

Construction Materials : 0.18%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	193,286

Containers & Packaging : 0.36%
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	209,250
Westrock Company 144A	3.00	9-15-2024	180,000	173,199
				382,449

Paper & Forest Products : 0.50%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	347,046
International Paper Company	3.00	2-15-2027	210,000	196,095
				543,141

Real Estate : 3.27%
Equity REITs : 3.27%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	236,721
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	188,024
Boston Properties LP	3.20	1-15-2025	250,000	242,449
Duke Realty LP	3.25	6-30-2026	130,000	125,932
Duke Realty LP	3.88	10-15-2022	150,000	153,540
ERP Operating LP	4.63	12-15-2021	281,000	296,323
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	263,251
Kimco Realty Corporation	3.30	2-1-2025	100,000	96,302
Liberty Property LP	3.75	4-1-2025	100,000	100,073
Potlatch Corporation	7.50	11-1-2019	310,000	330,925
ProLogis LP	3.75	11-1-2025	35,000	35,593
Realty Income Corporation	4.65	8-1-2023	370,000	390,312
Simon Property Group LP	3.38	10-1-2024	300,000	297,825
UDR Incorporated	4.63	1-10-2022	260,000	271,660
Ventas Realty LP	3.50	2-1-2025	150,000	147,095
Ventas Realty LP	3.85	4-1-2027	220,000	216,393
Vornado Realty Trust	3.50	1-15-2025	130,000	125,872
				3,518,290

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.83%
Diversified Telecommunication Services : 0.83%
AT&T Incorporated	4.75%	5-15-2046	$280,000	$265,288
AT&T Incorporated	4.90	8-14-2037	10,000	10,021
AT&T Incorporated	5.25	3-1-2037	60,000	62,188
Verizon Communications Incorporated	4.50	8-10-2033	40,000	40,166
Verizon Communications Incorporated	4.81	3-15-2039	391,000	394,264
Verizon Communications Incorporated	5.25	3-16-2037	110,000	116,578
				888,505

Utilities : 2.29%
Electric Utilities : 1.73%
AEP Texas Incorporated	2.40	10-1-2022	90,000	86,833
Entergy Arkansas Incorporated	3.05	6-1-2023	215,000	212,169
ITC Holdings Corporation	3.65	6-15-2024	120,000	120,934
Monongahela Power Company 144A	4.10	4-15-2024	380,000	395,861
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	369,491
PacifiCorp	3.35	7-1-2025	130,000	128,932
Southern California Edison Company	6.00	1-15-2034	188,000	231,914
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	115,924	118,822
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	201,466
				1,866,422

Gas Utilities : 0.56%
AmeriGas Partners LP	5.50	5-20-2025	250,000	248,125
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	351,659
				599,784

Total Corporate Bonds and Notes (Cost $38,365,434)				38,759,501

Municipal Obligations : 9.25%
Alaska : 0.28%
Alaska Taxable Build America Bonds Series 2010-A (GO Revenue)	5.74	8-1-2033	250,000	297,200

California : 0.19%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T (Tax Revenue)	3.38	8-1-2034	220,000	209,462

Georgia : 0.54%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	575,665

Idaho : 0.15%
Idaho Building Authority State Office Campus Project Series 2017-B (Miscellaneous Revenue)	3.28	9-1-2028	170,000	164,086

Illinois : 0.14%
Lake County IL Community Consolidated School District Series A (GO Revenue)	3.40	11-1-2027	150,000	149,693

Indiana : 0.20%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	213,093

7

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.67%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40%	4-1-2026	$400,000	$416,116
Massachusetts State Build America Bonds Consolidated Loan Series E (Tax Revenue)	5.46	12-1-2039	250,000	306,168
				722,284

Missouri : 0.35%
Missouri HEFA Washington University Series A (Education Revenue)	3.65	8-15-2057	130,000	123,738
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) (Education Revenue) ±	2.31	8-27-2029	249,147	249,092
				372,830

New Jersey : 0.99%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	945,000	1,061,849

New York : 0.56%
New York City Transitional Finance Authority Series 2017-A2 (Tax Revenue)	2.00	5-1-2024	250,000	233,243
New York City Transitional Finance Authority Series 2017-F2 (Tax Revenue)	2.75	5-1-2024	170,000	165,684
New York Urban Development Corporation Series 2017-B (Tax Revenue)	2.86	3-15-2024	105,000	103,352
New York Urban Development Corporation Series D-1 (Tax Revenue)	2.88	3-15-2024	105,000	103,466
				605,745

North Carolina : 1.45%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	377,514
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) (Education Revenue) ±	2.65	10-25-2041	650,000	652,646
University of North Carolina Chapel Hill (Education Revenue)	3.85	12-1-2034	375,000	386,205
University of North Carolina Chapel Hill Refunding Bonds Series C (Education Revenue)	3.33	12-1-2036	150,000	145,638
				1,562,003

Ohio : 0.36%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	391,531

Oregon : 0.24%
Oregon (Tax Revenue)	5.89	6-1-2027	220,000	257,761

Texas : 1.26%
Houston TX Pension Obligation Bonds Series 2017 (GO Revenue)	3.73	3-1-2030	110,000	108,296
Texas A&M University Taxable Financing System Series B (Education Revenue)	3.11	5-15-2028	220,000	215,391
Texas State (Miscellaneous Revenue)	3.45	10-1-2028	285,000	286,094
Texas Tech University Taxable Refunding Financing System Series B (Education Revenue)	3.61	2-15-2029	180,000	181,134
Texas Transportation Commission Highway Improvement Taxable Series A (Miscellaneous Revenue)	4.63	4-1-2033	250,000	277,533
Texas Transportation Commission Series B (Tax Revenue)	5.18	4-1-2030	250,000	288,855
				1,357,303

Vermont : 0.03%
Vermont Housing Finance Agency (Housing Revenue)	3.80	11-1-2037	30,000	29,630

Virginia : 0.24%
University of Virginia Revenue Bond Series C (Education Revenue)	4.18	9-1-2117	70,000	67,719

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)
Virginia State HDA (Housing Revenue)	3.10%	6-25-2041	$191,452	$189,666
				257,385

Washington : 1.15%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	252,372
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	412,856
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	500,000	572,085
				1,237,313

West Virginia : 0.45%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	450,000	489,501

Total Municipal Obligations (Cost $9,736,254)				9,954,334

Non-Agency Mortgage-Backed Securities : 10.29%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	547,656
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	609,144
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	639,565
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	560,263
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	625,631
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	629,733
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	654,057	667,656
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	431,273	448,859
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	555,264
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	531,233	535,548
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	644,236
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	367,326
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	387,785	396,173
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	559,887
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	521,095
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	546,973
Small Business Administration Series 2017-10A Class 1	2.51	3-10-2027	568,940	568,051
Small Business Administration Series 2017-20F Class1	2.81	6-1-2037	294,065	289,507
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	296,637	292,579
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	416,269	409,663
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	652,775
Total Non-Agency Mortgage-Backed Securities (Cost $11,342,887)				11,067,584

U.S. Treasury Securities : 5.88%
U.S. Treasury Bond	2.75	8-15-2047	205,000	189,913
U.S. Treasury Bond	2.75	11-15-2047	485,000	449,345
U.S. Treasury Bond	2.88	11-15-2046	1,422,000	1,352,733
U.S. Treasury Bond	3.00	5-15-2047	725,000	706,648
U.S. Treasury Bond	5.00	5-15-2037	1,880,000	2,428,431
U.S. Treasury Note	1.50	5-15-2020	1,225,000	1,203,610
Total U.S. Treasury Securities (Cost $6,478,229)				6,330,680

9

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 5.83%
Consumer Discretionary : 0.24%
Automobiles : 0.24%
Jaguar Land Rover Automotive plc 144A	4.50%	10-1-2027	$270,000	$256,500

Energy : 1.54%
Energy Equipment & Services : 0.36%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	392,354

Oil, Gas & Consumable Fuels : 1.18%
BP Capital Markets plc	3.28	9-19-2027	155,000	149,653
BP Capital Markets plc	3.81	2-10-2024	110,000	112,692
Canadian National Resources Limited	2.95	1-15-2023	50,000	48,868
Petroleos Mexicanos	2.29	2-15-2024	165,000	161,940
Petroleos Mexicanos	2.83	2-15-2024	345,000	344,265
Petroleos Mexicanos	6.38	1-23-2045	250,000	242,750
Total Capital International SA	3.70	1-15-2024	200,000	204,419
				1,264,587

Financials : 1.51%
Banks : 0.97%
Bank of Nova Scotia	4.50	12-16-2025	80,000	81,750
Credit Suisse New York	3.63	9-9-2024	250,000	249,318
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	218,404
HSBC Holdings plc	3.60	5-25-2023	250,000	251,352
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	77,752
Mitsubishi UFJ Financial Group Incorporated %%	3.46	3-2-2023	40,000	39,984
Royal Bank of Canada	4.65	1-27-2026	120,000	124,491
				1,043,051

Consumer Finance : 0.36%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	380,000	386,278

Diversified Financial Services : 0.18%
Shell International Finance BV	3.25	5-11-2025	200,000	197,526

Health Care : 0.61%
Pharmaceuticals : 0.61%
Actavis Funding SCS	4.55	3-15-2035	230,000	229,497
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	139,005
Teva Pharmaceutical Finance BV «	3.15	10-1-2026	350,000	285,456
				653,958

Industrials : 0.59%
Aerospace & Defense : 0.46%
BAE Systems plc 144A	4.75	10-11-2021	470,000	492,741

Road & Rail : 0.13%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	144,248

Information Technology : 0.75%
Semiconductors & Semiconductor Equipment : 0.35%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	379,640

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.40%
Seagate HDD	4.75%	6-1-2023	$425,000	$429,409

Materials : 0.24%
Metals & Mining : 0.24%
Anglo American Capital plc 144A	4.75	4-10-2027	250,000	255,458

Telecommunication Services : 0.35%
Wireless Telecommunication Services : 0.35%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	381,718
Total Yankee Corporate Bonds and Notes (Cost $6,254,270)				6,277,468

	Yield		Shares
Short-Term Investments : 0.78%
Investment Companies : 0.78%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		539,638	539,692
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29		298,637	298,637
Total Short-Term Investments (Cost $838,313)				838,329

Total investments in securities (Cost $108,429,563)	100.78%			108,432,066
Other assets and liabilities, net	(0.78)			(840,291)

Total net assets	100.00%			$107,591,775

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
RDA	Redevelopment Authority
REIT	Real estate investment trust
SBA	Small Business Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	164,418	799,697	424,477	539,638	$539,692
Wells Fargo Government Money Market Fund Select Class	1,870,651	21,177,239	22,749,253	298,637	298,637

					$838,329	0.78%

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$31,574,512	$0	$31,574,512
Asset-backed securities	0	3,629,658	0	3,629,658
Corporate bonds and notes	0	38,759,501	0	38,759,501
Municipal obligations	0	9,954,334	0	9,954,334
Non-agency mortgage-back securities	0	11,067,584	0	11,067,584
U.S. Treasury securities	6,330,680	0	0	6,330,680
Yankee corporate bonds and notes	0	6,277,468	0	6,277,468
Short-term investments
Investment companies	298,637	0	0	298,637
Investments measured at net asset value*				539,692

Total assets	$6,629,317	$101,263,057	$0	$108,432,066

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $539,692 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 22.59%
FHLMC Series T-54 Class 4A ±±	3.61%	2-25-2043	$325,174	$326,220
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	440,185	507,149
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.26	2-25-2045	267,602	269,539
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	314,876	357,386
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	456,634	511,726
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	500,509	580,110
FNMA (11th District Cost of Funds +1.25%) ±	1.99	4-1-2034	203,064	205,317
FNMA (12 Month Treasury Average +1.20%) ±	2.33	10-1-2034	148,053	150,505
FNMA (12 Month Treasury Average +1.20%) ±	2.33	4-1-2044	129,791	132,014
FNMA (12 Month Treasury Average +1.20%) ±	2.33	10-1-2044	148,708	151,269
FNMA (6 Month LIBOR +1.00%) ±	2.50	4-1-2037	107,184	108,617
FNMA (1 Year Treasury Constant Maturity +1.62%) ±	2.78	9-1-2033	38,125	39,464
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.84	10-1-2033	256,667	265,803
FNMA (6 Month LIBOR +1.63%) ±	3.13	12-1-2033	214,219	222,432
FNMA (6 Month LIBOR +1.56%) ±	3.14	6-1-2033	208,954	216,157
FNMA (12 Month LIBOR +1.40%) ±	3.15	8-1-2035	195,794	203,297
FNMA (6 Month LIBOR +1.66%) ±	3.16	6-1-2033	184,606	189,355
FNMA (12 Month LIBOR +1.44%) ±	3.27	1-1-2036	112,347	116,515
FNMA (12 Month LIBOR +1.56%) ±	3.31	7-1-2035	115,695	120,627
FNMA Series 2003-W4 Class 3A ±±	7.00	10-25-2042	197,201	219,886
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	120,415	135,264
FNMA Series 2007-88 Class HC ±±	3.38	9-25-2037	114,415	120,931
HUD	5.45	8-1-2019	95,000	96,393
Total Agency Securities (Cost $4,951,939)				5,245,976

Asset-Backed Securities : 21.82%
Ally Auto Receivables Trust Series 2017-1 Class A2	1.38	10-15-2019	67,587	67,482
Ally Auto Receivables Trust Series 2017-2 Class A2	1.49	11-15-2019	86,587	86,430
Ally Auto Receivables Trust Series 2018-1 Class A2	2.14	9-15-2020	140,000	139,689
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	3,637	3,636
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	1,695	1,695
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	14,659	14,655
AmeriCredit Automobile Receivables Trust Series 2017-1 Class A2A	1.51	5-18-2020	75,573	75,404
AmeriCredit Automobile Receivables Trust Series 2017-4 Class A2A	1.83	5-18-2021	100,000	99,651
BMW Vehicle Owner Trust Series 2016-1 Class A2A	0.99	5-28-2019	19,206	19,186
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	97,441	97,230
BMW Vehicle Owner Trust Series 2017-2 Class A2A	1.80	2-20-2020	120,000	119,557
Capital Auto Receivables Asset Trust Series 2017-1 Class A2 144A	1.76	6-22-2020	115,000	114,621
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	29,442	29,392
CarMax Auto Owner Trust Series 2017-1 Class A2	1.54	2-18-2020	75,309	75,167
CarMax Auto Owner Trust Series 2017-2 Class A2	1.63	6-15-2020	101,556	101,279
CarMax Auto Owner Trust Series 2017-4 Class A2A	1.80	4-15-2021	100,000	99,518
CarMax Auto Owner Trust Series 2018-1 Class A2A	2.23	5-17-2021	100,000	99,768
CIT Education Loan Trust Series 2005-1 Class A3 (3 Month LIBOR +0.12%) ±	1.71	3-15-2026	16,633	16,619
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	18,000	17,990
CNH Equipment Trust Series 2017-A Class A2	1.64	7-15-2020	88,796	88,512
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	1,822	1,822
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	1.86	6-24-2019	153,265	152,979
Dell Equipment Finance Trust Series 2017-2 Class A2A 144A	1.97	2-24-2020	100,000	99,589
Fifth Third Auto Trust Series 2017-1 Class A2A	1.59	4-15-2020	100,000	99,649
Ford Credit Auto Lease Trust Series 2017-A Class A2A	1.33	12-15-2019	46,228	46,074
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	115,000	114,510
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	4,333	4,330
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.56	11-15-2019	97,925	97,702
Ford Credit Auto Owner Trust Series 2017-B Class A2A	1.49	5-15-2020	119,096	118,586
GM Financial Automobile Leasing Trust Series 2011-1 Class A2A	2.39	4-20-2020	85,000	84,869
GM Financial Automobile Leasing Trust Series 2017-1A Class A2A 144A	1.51	3-16-2020	98,683	98,377
GM Financial Automobile Leasing Trust Series 2017-3 Class A2A	1.72	1-21-2020	110,000	109,442

1

Portfolio of investments —February 28, 2018 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
GM Financial Securitized Term Auto Receivables Trust Series 2017-3 Class A2A 144A	1.71%	9-16-2020	$110,000	$109,526
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	120,000	119,682
Honda Auto Receivables Owner Trust Series 2017-1 Class A2	1.42	7-22-2019	69,085	68,951
Honda Auto Receivables Owner Trust Series 2017-3 Class A2	1.57	1-21-2020	120,000	119,435
Huntington Auto Trust Series 2016-1 Class A2	1.29	5-15-2019	20,589	20,579
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	10,190	10,185
Hyundai Auto Receivables Trust Series 2017-A Class A2A	1.48	2-18-2020	97,768	97,452
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	22,579	22,555
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	7,077	7,074
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	104,176	103,944
John Deere Owner Trust Series 2018-A Class A2	2.42	10-15-2020	45,000	44,998
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	35,840	35,789
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	140,000	139,263
Mercedes-Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	6,182	6,181
Mercedes-Benz Auto Lease Trust Series 2017-A Class A2A	1.53	8-15-2019	107,030	106,811
Mercedes-Benz Auto Lease Trust Series 2018-A Class A2	2.20	4-15-2020	85,000	84,816
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	32,823	32,805
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	2.56	5-20-2030	169,456	171,346
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	10,167	10,165
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	26,409	26,344
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	32,914	32,901
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.47	1-15-2020	102,568	102,287
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.64	9-16-2019	82,974	82,623
Nissan Auto Receivables Owner Trust Series 2017-B Class A2A	1.83	12-16-2019	80,000	79,533
Nissan Auto Receivables Owner Trust Series 2018-A Class A2A	2.39	12-15-2020	75,000	75,000
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.49	2-18-2020	51,896	51,845
SLM Student Loan Trust Series 2005-8 Class A4 (3 Month LIBOR +0.55%) ±	2.30	1-25-2028	91,061	91,432
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	1.86	7-26-2021	127,265	125,712
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	5,052	5,050
Toyota Auto Receivables Owner Trust Series 2017-A Class A2A	1.42	9-16-2019	91,763	91,532
Toyota Auto Receivables Owner Trust Series 2017-D Class A2A	1.74	8-17-2020	100,000	99,520
Toyota Auto Receivables Owner Trust Series 2018-A Class A2A	2.10	10-15-2020	110,000	109,647
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	34,214	34,180
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.55	10-15-2019	116,594	116,248
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	45,668	45,571
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	44,710	44,646
World Omni Auto Receivables Trust Series 2017-A Class A2A	1.50	8-17-2020	76,635	76,401
World Omni Auto Receivables Trust Series 2018-A Class A2	2.19	5-17-2021	70,000	69,849
Total Asset-Backed Securities (Cost $5,077,484)				5,067,288

Corporate Bonds and Notes : 27.02%
Consumer Discretionary : 0.81%
Automobiles : 0.60%
Toyota Motor Credit Corporation	1.70	1-9-2019	140,000	138,949

Consumer Finance : 0.21%
American Honda Finance Corporation	1.20	7-12-2019	50,000	49,095

Consumer Staples : 0.54%
Food Products : 0.54%
General Mills Incorporated	2.20	10-21-2019	50,000	49,555
General Mills Incorporated	5.65	2-15-2019	25,000	25,685
Kraft Foods Group Incorporated	6.13	8-23-2018	50,000	50,888
				126,128

2

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.73%
Oil, Gas & Consumable Fuels : 0.73%
Chevron Corporation	1.69%	2-28-2019	$40,000	$39,700
Enterprise Products Operating LLC	1.65	5-7-2018	70,000	69,938
Marathon Petroleum Corporation	2.70	12-14-2018	50,000	50,135
Phillips 66 (3 Month LIBOR +0.60%) ±%%	1.00	2-26-2021	10,000	10,009
				169,782
Financials : 9.38%
Banks : 2.35%
Bank of America Corporation	2.15	11-9-2020	50,000	48,952
BB&T Corporation	2.45	1-15-2020	50,000	49,700
Citigroup Incorporated	2.45	1-10-2020	45,000	44,636
HSBC USA Incorporated (3 Month LIBOR +0.77%) ±	2.56	8-7-2018	110,000	110,286
JPMorgan Chase & Company (3 Month LIBOR +0.55%) ±	2.09	3-9-2021	30,000	30,137
JPMorgan Chase & Company	6.30	4-23-2019	40,000	41,692
KeyCorp	2.30	12-13-2018	90,000	89,825
Suntrust Bank (3 Month LIBOR +0.53%) ±	2.30	1-31-2020	75,000	75,481
US Bancorp (3 Month LIBOR +0.49%) ±	2.33	11-15-2018	55,000	55,123
				545,832
Capital Markets : 2.33%
Bank of New York Mellon Corporation	2.30	9-11-2019	50,000	49,650
Bank of New York Mellon Corporation (3 Month LIBOR +0.87%) ±	2.75	8-17-2020	90,000	91,352
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,074
Goldman Sachs Group Incorporated	2.60	12-27-2020	50,000	49,399
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	2.79	4-25-2019	70,000	70,555
Morgan Stanley	2.38	7-23-2019	50,000	49,765
Morgan Stanley	2.45	2-1-2019	50,000	49,883
Morgan Stanley	2.50	1-24-2019	40,000	39,959
Morgan Stanley	2.65	1-27-2020	50,000	49,791
				540,428
Consumer Finance : 2.15%
American Express Credit Corporation (3 Month LIBOR +0.43%) ±	1.92	3-3-2020	50,000	50,170
American Honda Finance Corporation (3 Month LIBOR +0.27%) ±	2.01	7-20-2020	40,000	40,063
American Honda Finance Corporation (3 Month LIBOR +0.83%) ±	2.73	2-22-2019	50,000	50,369
Caterpillar Financial Services Corporation	1.80	11-13-2018	90,000	89,693
Caterpillar Financial Services Corporation	1.90	3-22-2019	50,000	49,655
Caterpillar Financial Services Corporation (3 Month LIBOR +0.51%) ±	2.22	1-10-2020	50,000	50,323
Hyundai Capital America 144A	2.00	3-19-2018	45,000	44,996
John Deere Capital Corporation (3 Month LIBOR +0.57%) ±	2.27	1-8-2019	75,000	75,324
PACCAR Financial Corporation	1.95	2-27-2020	50,000	49,363
				499,956
Diversified Financial Services : 0.56%
AIG Global Funding (3 Month LIBOR +0.48%) 144A±	2.17	7-2-2020	30,000	30,046
General Electric Capital Corporation	5.50	1-8-2020	35,000	36,528
PNC Funding Corporation	5.13	2-8-2020	60,000	62,512
				129,086

Insurance : 1.99%
ACE INA Holdings Incorporated	5.90	6-15-2019	45,000	46,845
Marsh & McLennan Company Incorporated	2.35	9-10-2019	50,000	49,817
Marsh & McLennan Company Incorporated	2.55	10-15-2018	75,000	75,183
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,667

3

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
The Hartford Financial Services Group Incorporated	6.00%	1-15-2019	$50,000	$51,418
The Travelers Companies Incorporated	5.80	5-15-2018	97,000	97,732
The Travelers Companies Incorporated	5.90	6-2-2019	70,000	72,787
				463,449

Health Care : 2.13%
Biotechnology : 0.37%
AbbVie Incorporated	1.80	5-14-2018	65,000	64,939
Gilead Sciences Incorporated	1.85	9-20-2019	20,000	19,776
				84,715

Health Care Equipment & Supplies : 0.39%
Medtronic plc (3 Month LIBOR +0.80%) ±	2.39	3-15-2020	90,000	91,148

Health Care Providers & Services : 0.81%
Cardinal Health Incorporated	1.95	6-14-2019	30,000	29,713
Cardinal Health Incorporated	1.95	6-15-2018	40,000	39,964
Orlando Health Obligated Group	2.28	10-1-2018	40,000	39,947
UnitedHealth Group Incorporated	1.70	2-15-2019	80,000	79,389
				189,013

Pharmaceuticals : 0.56%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	39,998
Johnson & Johnson (3 Month LIBOR +0.27%) ±	1.75	3-1-2019	90,000	90,219
				130,217

Industrials : 2.75%
Aerospace & Defense : 0.96%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	29,913
Lockheed Martin Corporation	4.25	11-15-2019	40,000	41,087
Northrop Grumman Corporation	1.75	6-1-2018	90,000	89,916
Rockwell Collins Incorporated	1.95	7-15-2019	10,000	9,900
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	51,705
				222,521

Electrical Equipment : 0.59%
Eaton Corporation	5.60	5-15-2018	70,000	70,479
Eaton Corporation	6.95	3-20-2019	40,000	41,664
Emerson Electric Company	5.00	4-15-2019	25,000	25,658
				137,801

Industrial Conglomerates : 0.25%
General Electric Capital Corporation	2.20	1-9-2020	60,000	59,198

Machinery : 0.60%
Fortive Corporation	1.80	6-15-2019	50,000	49,468
Parker Hannifin Corporation	5.50	5-15-2018	90,000	90,615
				140,083

Road & Rail : 0.35%
Norfolk Southern Corporation	5.75	4-1-2018	80,000	80,183

4

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 1.65%
Communications Equipment : 0.21%
Cisco Systems Incorporated	2.45%	6-15-2020	$50,000	$49,706
Electronic Equipment, Instruments & Components : 0.73%
Amphenol Corporation	2.20	4-1-2020	50,000	49,436
Corning Incorporated	1.50	5-8-2018	80,000	79,888
Corning Incorporated	4.25	8-15-2020	40,000	41,248
				170,572
Semiconductors & Semiconductor Equipment : 0.24%
Maxim Integrated Product Incorporated	2.50	11-15-2018	55,000	54,943
Software : 0.21%
Microsoft Corporation	1.10	8-8-2019	50,000	49,118
Technology Hardware, Storage & Peripherals : 0.26%
Apple Incorporated	1.55	2-8-2019	50,000	49,626
HP Enterprise Company 144A	2.10	10-4-2019	10,000	9,870
				59,496
Materials : 1.62%
Chemicals : 1.18%
Airgas Incorporated	2.38	2-15-2020	70,000	69,481
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	74,938
E. I. du Pont de Nemours and Company (3 Month LIBOR +0.53%) ±	2.30	5-1-2020	50,000	50,383
Ecolab Incorporated	2.00	1-14-2019	80,000	79,618
				274,420
Containers & Packaging : 0.22%
Westrock Company	4.45	3-1-2019	50,000	50,890
Paper & Forest Products : 0.22%
Georgia Pacific LLC 144A	2.54	11-15-2019	50,000	49,791
Real Estate : 0.53%
Equity REITs : 0.53%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	50,000	49,821
Boston Properties LP	5.88	10-15-2019	70,000	73,080
				122,901
Telecommunication Services : 0.22%
Diversified Telecommunication Services : 0.22%
AT&T Incorporated	2.30	3-11-2019	50,000	49,906
Utilities : 6.66%
Electric Utilities : 4.89%
Carolina Power & Light Company	5.30	1-15-2019	80,000	81,756
Commonwealth Edison Company	2.15	1-15-2019	50,000	49,845
Connecticut Light & Power Company	5.65	5-1-2018	60,000	60,339
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	1.70	9-8-2020	35,000	35,043
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	90,545
Kansas City Power & Light Company	6.38	3-1-2018	75,000	75,000
Kansas City Power & Light Company	7.15	4-1-2019	70,000	73,206

5

Portfolio of investments — February 28, 2018 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
MidAmerican Energy Holdings Company	5.30%	3-15-2018	$55,000	$55,064
PacifiCorp	5.50	1-15-2019	100,000	102,557
Public Service Company of Colorado	5.80	8-1-2018	109,000	110,519
Public Service Electric & Gas Company	2.00	8-15-2019	50,000	49,530
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	84,427
Southern California Edison Company	5.50	8-15-2018	80,000	81,134
The Connecticut Light & Power Company	5.50	2-1-2019	60,000	61,513
Union Electric Company	6.70	2-1-2019	70,000	72,598
Westar Energy Incorporated	5.10	7-15-2020	50,000	52,584
				1,135,660
Gas Utilities : 0.37%
Southern California Gas Company	5.45	4-15-2018	85,000	85,340
Multi-Utilities : 1.40%
Avista Corporation	5.95	6-1-2018	80,000	80,737
Consumers Energy Company	5.65	9-15-2018	80,000	81,374
Consumers Energy Company	6.70	9-15-2019	50,000	52,934
Peco Energy Company	5.35	3-1-2018	96,000	96,000
Sempra Energy	2.40	2-1-2020	15,000	14,871
				325,916
Total Corporate Bonds and Notes (Cost $6,297,110)				6,276,243
Government Agency Debt : 0.47%
Overseas Private Investment Corporation ¤	0.00	11-17-2019	110,000	109,710
Total Government Agency Debt (Cost $109,806)				109,710
Municipal Obligations : 4.74%
Alaska : 0.21%
Anchorage AK Water Revenue Series C (Water & Sewer Revenue)	1.43	5-1-2018	50,000	49,964
California : 0.69%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T (Tax Revenue)	2.26	8-1-2020	60,000	59,623
Santa Clara County CA Series A (GO Revenue)	1.65	8-1-2018	100,000	99,822
				159,445
Colorado : 0.32%
Denver City & County CO School District #1 Refunding Bonds Series B (GO Revenue)	1.96	12-1-2018	75,000	74,865
Hawaii : 0.19%
Hawaii Series FU (GO Revenue)	2.20	1-1-2019	45,000	45,043
Kentucky : 0.47%
Kentucky Higher Education Student Loan Corporation Series 2013-1 Class A1 (1 Month LIBOR +0.50%) (Education Revenue) ±	2.07	6-1-2026	108,837	108,857
Michigan : 0.17%
L’Anse Creuse MI Public Schools Series B (GO Revenue, Qualified School Board Loan Fund Insured)	2.16	5-1-2020	40,000	39,699
New Jersey : 0.43%
Bergen County NJ Improvement Authority Guaranteed Project Notes (Health Revenue)	2.25	3-1-2019	100,000	99,615

6

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York : 0.44%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2 (Tax Revenue)	4.85%	5-1-2019	$100,000	$102,888

North Carolina : 0.01%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (3 Month LIBOR +0.90%) (Education Revenue) ±	2.65	1-26-2026	2,606	2,611

Ohio : 0.32%
Ohio Taxable Hospital Refunding Bonds Series B (Health Revenue)	1.56	1-1-2019	75,000	74,531

South Carolina : 0.26%
South Carolina Student Loan Corporation Series 2010-1 Class A2 (3 Month LIBOR +1.00%) (Education Revenue) ±	2.75	7-25-2025	60,127	60,392

Texas : 0.58%
Houston TX Taxable Pension Obligation Bonds Series 2017 (GO Revenue)	2.20	3-1-2019	20,000	19,938
Texas A&M University Revenue Series D (Education Revenue)	1.80	5-15-2018	55,000	54,995
Texas Tech Univeristy Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B (Education Revenue)	1.56	2-15-2019	60,000	59,547
				134,480

Virginia : 0.41%
Virginia College Building Authority Educational Facilities Series D (Education Revenue)	2.00	2-1-2019	95,000	94,728

Wisconsin : 0.24%
Wisconsin PFA Taxable Refunding Bond Series A (Education Revenue)	1.48	7-1-2018	55,000	54,914

Total Municipal Obligations (Cost $1,106,270)				1,102,032

Non-Agency Mortgage-Backed Securities : 1.13%
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 (1 Month LIBOR +1.30%) 144A±	3.11	12-15-2034	20,070	20,076
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±±	3.50	4-25-2055	61,414	61,815
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	71,546	70,411
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	111,809	110,798
Total Non-Agency Mortgage-Backed Securities (Cost $265,572)				263,100

U.S. Treasury Securities : 16.20%
U.S. Treasury Note	0.75	9-30-2018	200,000	198,617
U.S. Treasury Note	1.13	1-15-2019	475,000	471,122
U.S. Treasury Note	1.25	5-31-2019	750,000	741,738
U.S. Treasury Note	1.25	6-30-2019	475,000	469,341
U.S. Treasury Note	1.25	8-31-2019	500,000	493,008
U.S. Treasury Note	1.38	7-31-2019	475,000	469,693
U.S. Treasury Note	1.50	10-31-2019	250,000	247,051
U.S. Treasury Note	1.75	11-30-2019	200,000	198,328
U.S. Treasury Note	2.25	2-29-2020	475,000	474,816
Total U.S. Treasury Securities (Cost $3,794,020)				3,763,714

7

Portfolio of investments —- February 28, 2018 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 5.49%
Energy : 0.83%
Oil, Gas & Consumable Fuels : 0.83%
BP Capital Markets plc	2.32%	2-13-2020	$50,000	$49,579
BP Capital Markets plc	4.50	10-1-2020	30,000	31,166
Statoil ASA	2.25	11-8-2019	60,000	59,603
Total Capital SA	4.45	6-24-2020	50,000	51,887
				192,235

Financials : 2.78%
Banks : 2.30%
Bank of Montreal	1.35	8-28-2018	30,000	29,869
Bank of Nova Scotia (3 Month LIBOR +0.47%) ±	2.01	6-11-2018	90,000	90,083
Bank of Nova Scotia	2.13	9-11-2019	100,000	99,436
Royal Bank of Canada Incorporated	2.00	10-1-2018	150,000	149,781
Royal Bank of Canada Incorporated (3 Month LIBOR +0.73%) ±	2.50	2-1-2022	75,000	75,786
Toronto Dominion Bank (3 Month LIBOR +0.54%) ±	2.28	7-23-2018	90,000	90,152
				535,107

Diversified Financial Services : 0.48%
Shell International Finance BV	1.38	5-10-2019	50,000	49,312
Shell International Finance BV	4.38	3-25-2020	60,000	62,002
				111,314

Health Care : 0.62%
Health Care Equipment & Supplies : 0.13%
Medtronic Incorporated	1.70	3-28-2019	30,000	29,749

Pharmaceuticals : 0.49%
Actavis Funding SCS	3.00	3-12-2020	35,000	34,978
Shire plc ADR	1.90	9-23-2019	50,000	49,227
Teva Pharmaceutical Finance Netherlands III BV	1.40	7-20-2018	30,000	29,925
				114,130

Industrials : 0.51%
Electrical Equipment : 0.51%
Tyco Electronics Group SA	2.35	8-1-2019	50,000	49,731
Tyco Electronics Group SA	2.38	12-17-2018	69,000	68,934
				118,665

Information Technology : 0.34%
Semiconductors & Semiconductor Equipment : 0.34%
Micron Semiconductor Asia Private Limited	1.26	1-15-2019	80,000	79,381

Telecommunication Services : 0.41%
Diversified Telecommunication Services : 0.21%
Orange SA	1.63	11-3-2019	50,000	49,047

Wireless Telecommunication Services : 0.20%
Rogers Communications Incorporated	6.80	8-15-2018	45,000	45,853

Total Yankee Corporate Bonds and Notes (Cost $1,280,729)				1,275,481

8

Wells Fargo Stable Income Portfolio	Portfolio of investments —- February 28, 2018 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments : 2.63%
Investment Companies : 2.63%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29%	610,512	$610,512
Total Short-Term Investments (Cost $610,512)			610,512

Total investments in securities (Cost $23,493,442)	102.09%		23,714,056
Other assets and liabilities, net	(2.09)		(485,951)

Total net assets	100.00%		$23,228,105

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
ADR	American depositary receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
PFA	Public Finance Authority
plc	Public limited company
RDA	Redevelopment Authority
REIT	Real estate investment trust

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
5-Year U.S. Treasury Notes	(10)	6-29-2018	$(1,141,698)	$(1,139,297)	$2,401	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	352,626	9,492,987	9,235,101	610,512	$610,512	2.63%

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$5,245,976	$0	$5,245,976
Asset-backed securities	0	5,067,288	0	5,067,288
Corporate bonds and notes	0	6,276,243	0	6,276,243
Government agency debt	0	109,710	0	109,710
Municipal obligations	0	1,102,032	0	1,102,032
Non-agency mortgage-back securities	0	263,100	0	263,100
U.S. Treasury securities	3,763,714	0	0	3,763,714
Yankee corporate bonds and notes	0	1,275,481	0	1,275,481
Short-term investments
Investment companies	610,512	0	0	610,512

	4,374,226	19,339,830	0	23,714,056
Futures contracts	2,401	0	0	2,401

Total assets	$4,376,627	$19,339,830	$0	$23,716,457

Futures contracts are reported at the cumulative unrealized gains on the instruments at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 27, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	April 27, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	April 27, 2018